SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

SPDR Bloomberg Emerging Markets Local Bond ETF

EBND

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$30	0.30%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation, changes in central bank policies, geopolitical risks in the Middle East and a stronger US Dollar were primary drivers of Fund performance during the reporting period.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. However, the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the US. This led to substantial volatility within international bond markets as investors contended with uncertainty of the future path of interest rates.

Risk appetite was further impacted by uncertainty surrounding the incoming US President’s policies regarding taxes, energy, trade, and regulatory policies and how they would impact broader global markets. In addition, a surge in the US dollar in the fourth quarter caused a negative drag on local currency returns. The Fund uses forwards to manage currency exposure, particularly when there are flows around month end, and for currency exposure purposes during market holidays and in the event of challenging liquidity in bond markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EBND	Bloomberg Global Aggregate Bond Index	Bloomberg EM Local Currency Government Diversified Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,057	$9,984	$10,052
02/28/15	$9,910	$9,903	$9,912
03/31/15	$9,653	$9,808	$9,661
04/30/15	$9,944	$9,912	$9,967
05/31/15	$9,703	$9,735	$9,732
06/30/15	$9,601	$9,692	$9,639
07/31/15	$9,334	$9,714	$9,380
08/31/15	$8,938	$9,725	$8,989
09/30/15	$8,730	$9,775	$8,797
10/31/15	$9,070	$9,796	$9,137
11/30/15	$8,924	$9,633	$8,998
12/31/15	$8,802	$9,685	$8,886
01/31/16	$8,781	$9,769	$8,872
02/29/16	$8,874	$9,986	$8,966
03/31/16	$9,605	$10,256	$9,727
04/30/16	$9,814	$10,392	$9,934
05/31/16	$9,345	$10,253	$9,465
06/30/16	$9,835	$10,552	$9,964
07/31/16	$9,928	$10,632	$10,073
08/31/16	$9,943	$10,580	$10,101
09/30/16	$10,071	$10,638	$10,233
10/31/16	$9,943	$10,343	$10,113
11/30/16	$9,313	$9,932	$9,467
12/31/16	$9,426	$9,887	$9,590
01/31/17	$9,677	$9,998	$9,849
02/28/17	$9,851	$10,045	$10,028
03/31/17	$10,006	$10,061	$10,197
04/30/17	$10,061	$10,174	$10,263
05/31/17	$10,245	$10,332	$10,456
06/30/17	$10,276	$10,323	$10,491
07/31/17	$10,517	$10,496	$10,740
08/31/17	$10,634	$10,600	$10,856
09/30/17	$10,604	$10,505	$10,834
10/31/17	$10,385	$10,465	$10,618
11/30/17	$10,572	$10,581	$10,826
12/31/17	$10,709	$10,618	$10,975
01/31/18	$11,057	$10,744	$11,338
02/28/18	$10,897	$10,649	$11,181
03/31/18	$10,997	$10,762	$11,293
04/30/18	$10,719	$10,590	$11,016
05/31/18	$10,257	$10,510	$10,541
06/30/18	$9,965	$10,463	$10,253
07/31/18	$10,110	$10,445	$10,408
08/31/18	$9,623	$10,456	$9,919
09/30/18	$9,792	$10,366	$10,097
10/31/18	$9,720	$10,250	$10,024
11/30/18	$9,898	$10,282	$10,222
12/31/18	$10,004	$10,490	$10,350
01/31/19	$10,452	$10,650	$10,821
02/28/19	$10,377	$10,589	$10,750
03/31/19	$10,255	$10,721	$10,631
04/30/19	$10,203	$10,690	$10,582
05/31/19	$10,197	$10,834	$10,578
06/30/19	$10,733	$11,075	$11,126
07/31/19	$10,858	$11,044	$11,267
08/31/19	$10,575	$11,268	$10,984
09/30/19	$10,640	$11,154	$11,056
10/31/19	$10,876	$11,228	$11,302
11/30/19	$10,707	$11,143	$11,138
12/31/19	$11,048	$11,208	$11,496
01/31/20	$10,946	$11,351	$11,395
02/29/20	$10,702	$11,427	$11,154
03/31/20	$9,819	$11,171	$10,245
04/30/20	$10,180	$11,390	$10,610
05/31/20	$10,512	$11,440	$10,959
06/30/20	$10,602	$11,542	$11,062
07/31/20	$10,881	$11,910	$11,365
08/31/20	$10,849	$11,892	$11,335
09/30/20	$10,698	$11,849	$11,181
10/31/20	$10,753	$11,861	$11,242
11/30/20	$11,219	$12,076	$11,734
12/31/20	$11,555	$12,238	$12,086
01/31/21	$11,411	$12,131	$11,949
02/28/21	$11,128	$11,922	$11,661
03/31/21	$10,783	$11,693	$11,305
04/30/21	$11,010	$11,840	$11,539
05/31/21	$11,179	$11,951	$11,741
06/30/21	$11,062	$11,846	$11,605
07/31/21	$11,019	$12,004	$11,580
08/31/21	$11,075	$11,954	$11,625
09/30/21	$10,687	$11,741	$11,228
10/31/21	$10,568	$11,713	$11,102
11/30/21	$10,349	$11,679	$10,878
12/31/21	$10,429	$11,662	$10,960
01/31/22	$10,378	$11,423	$10,914
02/28/22	$10,115	$11,288	$10,648
03/31/22	$9,794	$10,944	$10,183
04/30/22	$9,243	$10,344	$9,617
05/31/22	$9,335	$10,373	$9,704
06/30/22	$8,874	$10,040	$9,234
07/31/22	$8,952	$10,253	$9,312
08/31/22	$8,919	$9,849	$9,275
09/30/22	$8,408	$9,343	$8,752
10/31/22	$8,366	$9,278	$8,708
11/30/22	$8,982	$9,715	$9,331
12/31/22	$9,189	$9,767	$9,565
01/31/23	$9,635	$10,088	$10,029
02/28/23	$9,256	$9,753	$9,633
03/31/23	$9,611	$10,061	$10,001
04/30/23	$9,599	$10,106	$10,004
05/31/23	$9,540	$9,908	$9,937
06/30/23	$9,661	$9,907	$10,085
07/31/23	$9,872	$9,976	$10,302
08/31/23	$9,604	$9,839	$10,032
09/30/23	$9,266	$9,552	$9,685
10/31/23	$9,149	$9,438	$9,550
11/30/23	$9,713	$9,914	$10,144
12/31/23	$10,089	$10,326	$10,536
01/31/24	$9,887	$10,183	$10,335
02/29/24	$9,836	$10,055	$10,287
03/31/24	$9,798	$10,111	$10,258
04/30/24	$9,576	$9,855	$10,026
05/31/24	$9,716	$9,985	$10,175
06/30/24	$9,670	$9,999	$10,137
07/31/24	$9,892	$10,275	$10,367
08/31/24	$10,216	$10,518	$10,704
09/30/24	$10,507	$10,697	$11,020
10/31/24	$10,020	$10,339	$10,514
11/30/24	$10,029	$10,374	$10,527
12/31/24	$9,833	$10,151	$10,323

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
EBND	(2.53%)	(2.30%)	(0.17%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg EM Local Currency Government Diversified Index	(2.01%)	(2.13%)	0.32%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,853,661,684
  Number of Portfolio Holdings544
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$5,837,205

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/26	1.0%
Peru Government Bonds, 6.90%, due 08/12/37	0.8%
Peru Government Bonds, 6.95%, due 08/12/31	0.6%
Republic of South Africa Government Bonds, 8.00%, due 01/31/30	0.6%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	0.6%
Turkiye Government Bonds, 31.08%, due 11/08/28	0.6%
Colombia TES, 9.25%, due 05/28/42	0.6%
Korea Treasury Bonds, 1.88%, due 03/10/51	0.5%
Mexico Bonos, 7.75%, due 11/13/42	0.5%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.5%

Top Ten Countries

Country	%
South Korea	12.4%
China	11.7%
Indonesia	7.1%
Malaysia	6.7%
Thailand	6.3%
Philippines	4.5%
Brazil	4.5%
Czech Republic	4.4%
Mexico	4.4%
Israel	4.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR EBND

SPDR Bloomberg International Corporate Bond ETF

IBND

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$49	0.50%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international bond market as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher which negatively impacted spread sectors such as global corporates. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	IBND	Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,487	$9,984	$9,495
02/28/15	$9,456	$9,903	$9,463
03/31/15	$9,064	$9,808	$9,071
04/30/15	$9,372	$9,912	$9,384
05/31/15	$9,157	$9,735	$9,170
06/30/15	$9,134	$9,692	$9,150
07/31/15	$9,170	$9,714	$9,192
08/31/15	$9,190	$9,725	$9,213
09/30/15	$9,115	$9,775	$9,144
10/31/15	$9,149	$9,796	$9,185
11/30/15	$8,847	$9,633	$8,883
12/31/15	$8,971	$9,685	$9,011
01/31/16	$8,969	$9,769	$9,017
02/29/16	$9,008	$9,986	$9,064
03/31/16	$9,562	$10,256	$9,621
04/30/16	$9,637	$10,392	$9,700
05/31/16	$9,427	$10,253	$9,495
06/30/16	$9,457	$10,552	$9,528
07/31/16	$9,691	$10,632	$9,763
08/31/16	$9,699	$10,580	$9,763
09/30/16	$9,725	$10,638	$9,797
10/31/16	$9,311	$10,343	$9,396
11/30/16	$8,958	$9,932	$9,040
12/31/16	$8,970	$9,887	$9,058
01/31/17	$9,106	$9,998	$9,204
02/28/17	$9,084	$10,045	$9,182
03/31/17	$9,102	$10,061	$9,205
04/30/17	$9,314	$10,174	$9,423
05/31/17	$9,617	$10,332	$9,732
06/30/17	$9,671	$10,323	$9,790
07/31/17	$10,047	$10,496	$10,174
08/31/17	$10,156	$10,600	$10,290
09/30/17	$10,091	$10,505	$10,228
10/31/17	$10,032	$10,465	$10,175
11/30/17	$10,241	$10,581	$10,390
12/31/17	$10,295	$10,618	$10,453
01/31/18	$10,647	$10,744	$10,814
02/28/18	$10,401	$10,649	$10,565
03/31/18	$10,494	$10,762	$10,666
04/30/18	$10,306	$10,590	$10,478
05/31/18	$9,941	$10,510	$10,111
06/30/18	$9,933	$10,463	$10,104
07/31/18	$9,958	$10,445	$10,133
08/31/18	$9,906	$10,456	$10,083
09/30/18	$9,852	$10,366	$10,032
10/31/18	$9,603	$10,250	$9,783
11/30/18	$9,515	$10,282	$9,702
12/31/18	$9,637	$10,490	$9,833
01/31/19	$9,810	$10,650	$10,011
02/28/19	$9,804	$10,589	$10,009
03/31/19	$9,807	$10,721	$10,013
04/30/19	$9,835	$10,690	$10,048
05/31/19	$9,743	$10,834	$9,957
06/30/19	$10,091	$11,075	$10,317
07/31/19	$9,997	$11,044	$10,230
08/31/19	$9,958	$11,268	$10,193
09/30/19	$9,806	$11,154	$10,043
10/31/19	$10,043	$11,228	$10,286
11/30/19	$9,900	$11,143	$10,146
12/31/19	$10,076	$11,208	$10,327
01/31/20	$10,085	$11,351	$10,342
02/29/20	$9,912	$11,427	$10,171
03/31/20	$9,197	$11,171	$9,455
04/30/20	$9,645	$11,390	$9,914
05/31/20	$9,778	$11,440	$10,052
06/30/20	$9,972	$11,542	$10,253
07/31/20	$10,667	$11,910	$10,971
08/31/20	$10,773	$11,892	$11,088
09/30/20	$10,571	$11,849	$10,886
10/31/20	$10,576	$11,861	$10,894
11/30/20	$10,975	$12,076	$11,305
12/31/20	$11,253	$12,238	$11,598
01/31/21	$11,137	$12,131	$11,486
02/28/21	$11,015	$11,922	$11,357
03/31/21	$10,692	$11,693	$11,031
04/30/21	$10,930	$11,840	$11,279
05/31/21	$11,056	$11,951	$11,453
06/30/21	$10,811	$11,846	$11,167
07/31/21	$10,945	$12,004	$11,309
08/31/21	$10,833	$11,954	$11,198
09/30/21	$10,540	$11,741	$10,899
10/31/21	$10,484	$11,713	$10,843
11/30/21	$10,221	$11,679	$10,579
12/31/21	$10,307	$11,662	$10,673
01/31/22	$10,005	$11,423	$10,364
02/28/22	$9,789	$11,288	$10,142
03/31/22	$9,584	$10,944	$9,932
04/30/22	$8,823	$10,344	$9,148
05/31/22	$8,852	$10,373	$9,187
06/30/22	$8,358	$10,040	$8,673
07/31/22	$8,532	$10,253	$8,865
08/31/22	$7,983	$9,849	$8,295
09/30/22	$7,469	$9,343	$7,777
10/31/22	$7,607	$9,278	$7,912
11/30/22	$8,123	$9,715	$8,451
12/31/22	$8,260	$9,767	$8,582
01/31/23	$8,575	$10,088	$8,930
02/28/23	$8,229	$9,753	$8,574
03/31/23	$8,536	$10,061	$8,904
04/30/23	$8,716	$10,106	$9,091
05/31/23	$8,423	$9,908	$8,787
06/30/23	$8,563	$9,907	$8,937
07/31/23	$8,753	$9,976	$9,139
08/31/23	$8,619	$9,839	$9,002
09/30/23	$8,327	$9,552	$8,699
10/31/23	$8,341	$9,438	$8,714
11/30/23	$8,820	$9,914	$9,216
12/31/23	$9,179	$10,326	$9,591
01/31/24	$9,027	$10,183	$9,437
02/29/24	$8,904	$10,055	$9,310
03/31/24	$8,996	$10,111	$9,409
04/30/24	$8,813	$9,855	$9,221
05/31/24	$8,971	$9,985	$9,391
06/30/24	$8,922	$9,999	$9,333
07/31/24	$9,164	$10,275	$9,595
08/31/24	$9,400	$10,518	$9,843
09/30/24	$9,594	$10,697	$10,049
10/31/24	$9,260	$10,339	$9,712
11/30/24	$9,174	$10,374	$9,613
12/31/24	$8,946	$10,151	$9,380

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
IBND	(2.54%)	(2.35%)	(1.11%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx	(2.20%)	(1.91%)	(0.64%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$200,058,010
  Number of Portfolio Holdings838
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$885,600

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
JPMorgan Chase & Co., 1.09%, due 03/11/27	0.4%
UBS Group AG, 7.75%, due 03/01/29	0.4%
ING Groep NV, 4.50%, due 05/23/29	0.3%
Berkshire Hathaway, Inc., 1.03%, due 12/08/27	0.3%
Seven & i Holdings Co. Ltd., 0.19%, due 12/19/25	0.3%
NTT Finance Corp., 0.38%, due 09/20/30	0.3%
NTT Finance Corp., 0.84%, due 06/20/33	0.3%
Anheuser-Busch InBev SA, 1.15%, due 01/22/27	0.3%
Banque Federative du Credit Mutuel SA, 0.01%, due 05/11/26	0.3%
Societe Generale SA, 0.25%, due 07/08/27	0.3%

Top Ten Countries

Country	%
United States	25.9%
France	20.6%
Germany	10.9%
United Kingdom	8.9%
Spain	5.9%
Italy	5.6%
Netherlands	5.2%
Switzerland	3.8%
Belgium	2.0%
Japan	1.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR IBND

SPDR Bloomberg International Treasury Bond ETF

BWX

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$34	0.35%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BWX	Bloomberg Global Aggregate Bond Index	Bloomberg Global Treasury Ex-US Capped Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,851	$9,984	$9,859
02/28/15	$9,774	$9,903	$9,782
03/31/15	$9,588	$9,808	$9,602
04/30/15	$9,780	$9,912	$9,801
05/31/15	$9,470	$9,735	$9,497
06/30/15	$9,438	$9,692	$9,467
07/31/15	$9,410	$9,714	$9,442
08/31/15	$9,389	$9,725	$9,422
09/30/15	$9,433	$9,775	$9,472
10/31/15	$9,490	$9,796	$9,536
11/30/15	$9,229	$9,633	$9,279
12/31/15	$9,301	$9,685	$9,359
01/31/16	$9,359	$9,769	$9,425
02/29/16	$9,651	$9,986	$9,718
03/31/16	$10,091	$10,256	$10,166
04/30/16	$10,228	$10,392	$10,312
05/31/16	$9,960	$10,253	$10,046
06/30/16	$10,351	$10,552	$10,445
07/31/16	$10,435	$10,632	$10,539
08/31/16	$10,354	$10,580	$10,456
09/30/16	$10,450	$10,638	$10,558
10/31/16	$10,002	$10,343	$10,114
11/30/16	$9,475	$9,932	$9,583
12/31/16	$9,397	$9,887	$9,507
01/31/17	$9,555	$9,998	$9,673
02/28/17	$9,603	$10,045	$9,725
03/31/17	$9,633	$10,061	$9,761
04/30/17	$9,751	$10,174	$9,885
05/31/17	$9,974	$10,332	$10,116
06/30/17	$9,977	$10,323	$10,123
07/31/17	$10,234	$10,496	$10,387
08/31/17	$10,341	$10,600	$10,505
09/30/17	$10,202	$10,505	$10,369
10/31/17	$10,107	$10,465	$10,277
11/30/17	$10,322	$10,581	$10,500
12/31/17	$10,350	$10,618	$10,536
01/31/18	$10,652	$10,744	$10,846
02/28/18	$10,539	$10,649	$10,735
03/31/18	$10,708	$10,762	$10,911
04/30/18	$10,457	$10,590	$10,660
05/31/18	$10,257	$10,510	$10,463
06/30/18	$10,178	$10,463	$10,386
07/31/18	$10,159	$10,445	$10,370
08/31/18	$10,112	$10,456	$10,326
09/30/18	$10,024	$10,366	$10,239
10/31/18	$9,857	$10,250	$10,071
11/30/18	$9,914	$10,282	$10,132
12/31/18	$10,116	$10,490	$10,343
01/31/19	$10,318	$10,650	$10,554
02/28/19	$10,208	$10,589	$10,444
03/31/19	$10,290	$10,721	$10,528
04/30/19	$10,215	$10,690	$10,453
05/31/19	$10,321	$10,834	$10,567
06/30/19	$10,665	$11,075	$10,920
07/31/19	$10,607	$11,044	$10,867
08/31/19	$10,769	$11,268	$11,035
09/30/19	$10,632	$11,154	$10,900
10/31/19	$10,726	$11,228	$10,999
11/30/19	$10,569	$11,143	$10,844
12/31/19	$10,686	$11,208	$10,968
01/31/20	$10,752	$11,351	$11,041
02/29/20	$10,720	$11,427	$11,013
03/31/20	$10,333	$11,171	$10,622
04/30/20	$10,549	$11,390	$10,846
05/31/20	$10,641	$11,440	$10,938
06/30/20	$10,755	$11,542	$11,057
07/31/20	$11,213	$11,910	$11,529
08/31/20	$11,222	$11,892	$11,544
09/30/20	$11,159	$11,849	$11,481
10/31/20	$11,205	$11,861	$11,534
11/30/20	$11,480	$12,076	$11,818
12/31/20	$11,726	$12,238	$12,078
01/31/21	$11,570	$12,131	$11,922
02/28/21	$11,282	$11,922	$11,630
03/31/21	$10,994	$11,693	$11,337
04/30/21	$11,158	$11,840	$11,510
05/31/21	$11,246	$11,951	$11,642
06/30/21	$11,062	$11,846	$11,419
07/31/21	$11,210	$12,004	$11,579
08/31/21	$11,150	$11,954	$11,519
09/30/21	$10,834	$11,741	$11,200
10/31/21	$10,775	$11,713	$11,135
11/30/21	$10,690	$11,679	$11,050
12/31/21	$10,669	$11,662	$11,032
01/31/22	$10,435	$11,423	$10,796
02/28/22	$10,304	$11,288	$10,665
03/31/22	$9,921	$10,944	$10,268
04/30/22	$9,211	$10,344	$9,536
05/31/22	$9,217	$10,373	$9,546
06/30/22	$8,773	$10,040	$9,089
07/31/22	$8,968	$10,253	$9,294
08/31/22	$8,523	$9,849	$8,835
09/30/22	$7,982	$9,343	$8,282
10/31/22	$7,972	$9,278	$8,270
11/30/22	$8,485	$9,715	$8,804
12/31/22	$8,572	$9,767	$8,887
01/31/23	$8,893	$10,088	$9,234
02/28/23	$8,492	$9,753	$8,822
03/31/23	$8,848	$10,061	$9,199
04/30/23	$8,854	$10,106	$9,214
05/31/23	$8,635	$9,908	$8,983
06/30/23	$8,677	$9,907	$9,029
07/31/23	$8,776	$9,976	$9,134
08/31/23	$8,575	$9,839	$8,928
09/30/23	$8,246	$9,552	$8,590
10/31/23	$8,134	$9,438	$8,473
11/30/23	$8,633	$9,914	$8,995
12/31/23	$9,062	$10,326	$9,442
01/31/24	$8,807	$10,183	$9,181
02/29/24	$8,685	$10,055	$9,056
03/31/24	$8,698	$10,111	$9,070
04/30/24	$8,415	$9,855	$8,780
05/31/24	$8,489	$9,985	$8,861
06/30/24	$8,428	$9,999	$8,800
07/31/24	$8,725	$10,275	$9,112
08/31/24	$9,031	$10,518	$9,433
09/30/24	$9,231	$10,697	$9,648
10/31/24	$8,772	$10,339	$9,171
11/30/24	$8,786	$10,374	$9,185
12/31/24	$8,487	$10,151	$8,878

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BWX	(6.35%)	(4.50%)	(1.63%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg Global Treasury Ex-US Capped Index	(5.97%)	(4.14%)	(1.18%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$994,842,319
  Number of Portfolio Holdings1,245
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$3,265,524

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Japan Government Ten Year Bonds, 1.10%, due 06/20/34	0.4%
Japan Government Ten Year Bonds, 0.80%, due 03/20/34	0.4%
Japan Government Ten Year Bonds, 0.90%, due 09/20/34	0.4%
China Government Bonds, 4.08%, due 10/22/48	0.4%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Canada Government Bonds, 3.50%, due 09/01/29	0.3%
U.K. Gilts, 4.50%, due 09/07/34	0.3%
Indonesia Treasury Bonds, 7.00%, due 05/15/27	0.3%
U.K. Gilts, 4.13%, due 01/29/27	0.3%
Japan Government Forty Year Bonds, 2.20%, due 03/20/64	0.3%

Top Ten Countries

Country	%
Japan	23.1%
France	5.0%
United Kingdom	4.9%
Canada	4.6%
South Korea	4.6%
China	4.6%
Italy	4.5%
Spain	4.5%
Germany	4.5%
Australia	4.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BWX

SPDR FTSE International Government Inflation-Protected Bond ETF

WIP

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$48	0.50%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	WIP	Bloomberg Global Aggregate Bond Index	FTSE International Inflation-Linked Securities Select Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,846	$9,984	$9,844
02/28/15	$9,802	$9,903	$9,812
03/31/15	$9,580	$9,808	$9,603
04/30/15	$9,849	$9,912	$9,874
05/31/15	$9,577	$9,735	$9,604
06/30/15	$9,551	$9,692	$9,592
07/31/15	$9,467	$9,714	$9,506
08/31/15	$9,236	$9,725	$9,281
09/30/15	$9,123	$9,775	$9,178
10/31/15	$9,273	$9,796	$9,330
11/30/15	$9,092	$9,633	$9,154
12/31/15	$8,957	$9,685	$9,021
01/31/16	$8,927	$9,769	$8,997
02/29/16	$8,992	$9,986	$9,080
03/31/16	$9,585	$10,256	$9,658
04/30/16	$9,716	$10,392	$9,796
05/31/16	$9,446	$10,253	$9,530
06/30/16	$9,753	$10,552	$9,844
07/31/16	$9,875	$10,632	$9,972
08/31/16	$9,996	$10,580	$10,094
09/30/16	$10,062	$10,638	$10,163
10/31/16	$9,761	$10,343	$9,874
11/30/16	$9,281	$9,932	$9,399
12/31/16	$9,419	$9,887	$9,541
01/31/17	$9,619	$9,998	$9,747
02/28/17	$9,714	$10,045	$9,844
03/31/17	$9,725	$10,061	$9,858
04/30/17	$9,926	$10,174	$10,066
05/31/17	$10,014	$10,332	$10,160
06/30/17	$9,987	$10,323	$10,138
07/31/17	$10,233	$10,496	$10,388
08/31/17	$10,388	$10,600	$10,553
09/30/17	$10,308	$10,505	$10,478
10/31/17	$10,149	$10,465	$10,321
11/30/17	$10,317	$10,581	$10,496
12/31/17	$10,512	$10,618	$10,704
01/31/18	$10,870	$10,744	$11,068
02/28/18	$10,673	$10,649	$10,867
03/31/18	$10,853	$10,762	$11,056
04/30/18	$10,537	$10,590	$10,735
05/31/18	$10,224	$10,510	$10,419
06/30/18	$10,108	$10,463	$10,307
07/31/18	$10,181	$10,445	$10,385
08/31/18	$9,811	$10,456	$10,015
09/30/18	$9,889	$10,366	$10,094
10/31/18	$9,821	$10,250	$10,026
11/30/18	$9,783	$10,282	$9,994
12/31/18	$9,892	$10,490	$10,109
01/31/19	$10,283	$10,650	$10,509
02/28/19	$10,174	$10,589	$10,407
03/31/19	$10,224	$10,721	$10,459
04/30/19	$10,187	$10,690	$10,432
05/31/19	$10,244	$10,834	$10,496
06/30/19	$10,591	$11,075	$10,857
07/31/19	$10,639	$11,044	$10,911
08/31/19	$10,616	$11,268	$10,892
09/30/19	$10,600	$11,154	$10,878
10/31/19	$10,698	$11,228	$10,984
11/30/19	$10,505	$11,143	$10,772
12/31/19	$10,758	$11,208	$11,036
01/31/20	$10,747	$11,351	$11,054
02/29/20	$10,524	$11,427	$10,829
03/31/20	$9,549	$11,171	$9,835
04/30/20	$9,821	$11,390	$10,121
05/31/20	$10,137	$11,440	$10,453
06/30/20	$10,277	$11,542	$10,600
07/31/20	$10,870	$11,910	$11,216
08/31/20	$10,867	$11,892	$11,225
09/30/20	$10,607	$11,849	$10,964
10/31/20	$10,622	$11,861	$10,989
11/30/20	$11,115	$12,076	$11,503
12/31/20	$11,593	$12,238	$11,998
01/31/21	$11,449	$12,131	$11,845
02/28/21	$11,159	$11,922	$11,542
03/31/21	$11,011	$11,693	$11,395
04/30/21	$11,180	$11,840	$11,579
05/31/21	$11,477	$11,951	$11,935
06/30/21	$11,281	$11,846	$11,696
07/31/21	$11,531	$12,004	$11,959
08/31/21	$11,525	$11,954	$11,960
09/30/21	$11,105	$11,741	$11,535
10/31/21	$11,206	$11,713	$11,651
11/30/21	$11,076	$11,679	$11,521
12/31/21	$11,167	$11,662	$11,626
01/31/22	$11,037	$11,423	$11,491
02/28/22	$11,174	$11,288	$11,614
03/31/22	$11,297	$10,944	$11,747
04/30/22	$10,569	$10,344	$11,000
05/31/22	$10,430	$10,373	$10,855
06/30/22	$9,716	$10,040	$10,121
07/31/22	$9,985	$10,253	$10,398
08/31/22	$9,560	$9,849	$9,964
09/30/22	$8,887	$9,343	$9,239
10/31/22	$8,972	$9,278	$9,393
11/30/22	$9,514	$9,715	$9,969
12/31/22	$9,446	$9,767	$9,907
01/31/23	$9,850	$10,088	$10,332
02/28/23	$9,525	$9,753	$10,002
03/31/23	$9,966	$10,061	$10,465
04/30/23	$9,892	$10,106	$10,395
05/31/23	$9,588	$9,908	$10,077
06/30/23	$9,852	$9,907	$10,370
07/31/23	$10,073	$9,976	$10,602
08/31/23	$9,764	$9,839	$10,292
09/30/23	$9,354	$9,552	$9,859
10/31/23	$9,130	$9,438	$9,640
11/30/23	$9,743	$9,914	$10,284
12/31/23	$10,271	$10,326	$10,849
01/31/24	$9,942	$10,183	$10,504
02/29/24	$9,843	$10,055	$10,405
03/31/24	$9,893	$10,111	$10,469
04/30/24	$9,590	$9,855	$10,146
05/31/24	$9,766	$9,985	$10,335
06/30/24	$9,614	$9,999	$10,184
07/31/24	$9,809	$10,275	$10,399
08/31/24	$10,042	$10,518	$10,653
09/30/24	$10,254	$10,697	$10,882
10/31/24	$9,735	$10,339	$10,334
11/30/24	$9,729	$10,374	$10,332
12/31/24	$9,361	$10,151	$9,946

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
WIP	(8.86%)	(2.74%)	(0.66%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
FTSE International Inflation-Linked Securities Select Index	(8.33%)	(2.06%)	(0.05%)

(1) Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Securities Select Index. The Fund's performance in the tables is based on the Fund's prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.

(2) The FTSE International Inflation-Linked Securities Select Index returns represent the Fund’s prior benchmark index from December 31, 2014 through February 14, 2016 and the FTSE International Inflation-Linked Securities Select Index from February 15, 2016 through December 31, 2024.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$297,024,904
  Number of Portfolio Holdings167
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$1,893,518

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	1.6%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
U.K. Inflation-Linked Gilts, 1.25%, due 11/22/32	1.4%
Spain Government Bonds Inflation-Linked, 1.00%, due 11/30/30	1.4%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.3%
U.K. Inflation-Linked Gilts, 0.75%, due 03/22/34	1.3%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/26	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.2%
Australia Government Bonds, 2.50%, due 09/20/30	1.2%
Colombia TES, 4.75%, due 04/04/35	1.1%

Top Ten Countries

Country	%
United Kingdom	19.4%
France	8.3%
Brazil	6.9%
Italy	5.8%
Colombia	4.7%
Chile	4.7%
Australia	4.7%
Canada	4.6%
Spain	4.6%
Japan	4.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR WIP

SPDR Bloomberg Short Term International Treasury Bond ETF

BWZ

Principal Listing Exchange: NYSEArca Exchange

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$34	0.35%

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.

All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	BWZ	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,685	$9,984	$9,684
02/28/15	$9,648	$9,903	$9,651
03/31/15	$9,415	$9,808	$9,423
04/30/15	$9,694	$9,912	$9,706
05/31/15	$9,462	$9,735	$9,475
06/30/15	$9,545	$9,692	$9,560
07/31/15	$9,396	$9,714	$9,415
08/31/15	$9,385	$9,725	$9,408
09/30/15	$9,365	$9,775	$9,391
10/31/15	$9,393	$9,796	$9,423
11/30/15	$9,141	$9,633	$9,173
12/31/15	$9,255	$9,685	$9,290
01/31/16	$9,174	$9,769	$9,213
02/29/16	$9,365	$9,986	$9,407
03/31/16	$9,755	$10,256	$9,806
04/30/16	$9,920	$10,392	$9,975
05/31/16	$9,579	$10,253	$9,640
06/30/16	$9,789	$10,552	$9,855
07/31/16	$9,831	$10,632	$9,901
08/31/16	$9,778	$10,580	$9,853
09/30/16	$9,879	$10,638	$9,960
10/31/16	$9,608	$10,343	$9,690
11/30/16	$9,214	$9,932	$9,295
12/31/16	$9,127	$9,887	$9,212
01/31/17	$9,381	$9,998	$9,471
02/28/17	$9,358	$10,045	$9,451
03/31/17	$9,412	$10,061	$9,510
04/30/17	$9,482	$10,174	$9,583
05/31/17	$9,678	$10,332	$9,785
06/30/17	$9,728	$10,323	$9,838
07/31/17	$9,984	$10,496	$10,100
08/31/17	$10,021	$10,600	$10,143
09/30/17	$9,935	$10,505	$10,060
10/31/17	$9,813	$10,465	$9,940
11/30/17	$9,994	$10,581	$10,128
12/31/17	$10,035	$10,618	$10,174
01/31/18	$10,377	$10,744	$10,522
02/28/18	$10,253	$10,649	$10,400
03/31/18	$10,319	$10,762	$10,469
04/30/18	$10,116	$10,590	$10,267
05/31/18	$9,906	$10,510	$10,059
06/30/18	$9,815	$10,463	$9,968
07/31/18	$9,830	$10,445	$9,985
08/31/18	$9,784	$10,456	$9,943
09/30/18	$9,744	$10,366	$9,904
10/31/18	$9,576	$10,250	$9,734
11/30/18	$9,600	$10,282	$9,763
12/31/18	$9,718	$10,490	$9,888
01/31/19	$9,846	$10,650	$10,023
02/28/19	$9,740	$10,589	$9,918
03/31/19	$9,687	$10,721	$9,864
04/30/19	$9,643	$10,690	$9,822
05/31/19	$9,638	$10,834	$9,822
06/30/19	$9,839	$11,075	$10,033
07/31/19	$9,695	$11,044	$9,890
08/31/19	$9,652	$11,268	$9,849
09/30/19	$9,585	$11,154	$9,784
10/31/19	$9,743	$11,228	$9,949
11/30/19	$9,630	$11,143	$9,836
12/31/19	$9,804	$11,208	$10,017
01/31/20	$9,709	$11,351	$9,924
02/29/20	$9,609	$11,427	$9,829
03/31/20	$9,423	$11,171	$9,643
04/30/20	$9,511	$11,390	$9,739
05/31/20	$9,583	$11,440	$9,817
06/30/20	$9,672	$11,542	$9,909
07/31/20	$10,027	$11,910	$10,277
08/31/20	$10,118	$11,892	$10,374
09/30/20	$9,989	$11,849	$10,244
10/31/20	$10,007	$11,861	$10,267
11/30/20	$10,246	$12,076	$10,515
12/31/20	$10,441	$12,238	$10,720
01/31/21	$10,355	$12,131	$10,635
02/28/21	$10,295	$11,922	$10,577
03/31/21	$10,030	$11,693	$10,305
04/30/21	$10,209	$11,840	$10,494
05/31/21	$10,284	$11,951	$10,610
06/30/21	$10,078	$11,846	$10,366
07/31/21	$10,082	$12,004	$10,374
08/31/21	$10,053	$11,954	$10,349
09/30/21	$9,880	$11,741	$10,174
10/31/21	$9,854	$11,713	$10,149
11/30/21	$9,671	$11,679	$9,967
12/31/21	$9,719	$11,662	$10,018
01/31/22	$9,605	$11,423	$9,905
02/28/22	$9,582	$11,288	$9,889
03/31/22	$9,354	$10,944	$9,647
04/30/22	$8,854	$10,344	$9,134
05/31/22	$8,940	$10,373	$9,224
06/30/22	$8,612	$10,040	$8,887
07/31/22	$8,604	$10,253	$8,885
08/31/22	$8,368	$9,849	$8,643
09/30/22	$7,999	$9,343	$8,271
10/31/22	$7,999	$9,278	$8,275
11/30/22	$8,389	$9,715	$8,682
12/31/22	$8,642	$9,767	$8,946
01/31/23	$8,861	$10,088	$9,177
02/28/23	$8,545	$9,753	$8,852
03/31/23	$8,776	$10,061	$9,097
04/30/23	$8,783	$10,106	$9,109
05/31/23	$8,583	$9,908	$8,904
06/30/23	$8,615	$9,907	$8,943
07/31/23	$8,769	$9,976	$9,107
08/31/23	$8,602	$9,839	$8,937
09/30/23	$8,410	$9,552	$8,740
10/31/23	$8,354	$9,438	$8,684
11/30/23	$8,682	$9,914	$9,029
12/31/23	$8,944	$10,326	$9,305
01/31/24	$8,753	$10,183	$9,110
02/29/24	$8,656	$10,055	$9,010
03/31/24	$8,637	$10,111	$8,994
04/30/24	$8,467	$9,855	$8,820
05/31/24	$8,573	$9,985	$8,933
06/30/24	$8,489	$9,999	$8,848
07/31/24	$8,705	$10,275	$9,076
08/31/24	$8,971	$10,518	$9,361
09/30/24	$9,137	$10,697	$9,536
10/31/24	$8,761	$10,339	$9,147
11/30/24	$8,703	$10,374	$9,089
12/31/24	$8,479	$10,151	$8,857

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
BWZ	(5.20%)	(2.86%)	(1.64%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index	(4.81%)	(2.43%)	(1.21%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 12/31/2024

  Total Net Assets$134,318,276
  Number of Portfolio Holdings225
  Portfolio Turnover Rate47%
  Total Advisory Fees Paid$551,063

What did the Fund invest in as of 12/31/2024? (as a percentage of total net assets)

Top Ten Holdings

Holdings	%
Australia Government Bonds, 4.25%, due 04/21/26	1.4%
Australia Government Bonds, 4.75%, due 04/21/27	1.3%
Kingdom of Belgium Government Bonds, 4.50%, due 03/28/26	1.3%
Mexico Bonos, 7.50%, due 06/03/27	1.2%
Japan Government Ten Year Bonds, 0.10%, due 03/20/26	1.2%
Japan Government Ten Year Bonds, 0.10%, due 12/20/26	1.2%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.2%
Japan Government Ten Year Bonds, 0.10%, due 06/20/27	1.2%
Japan Government Five Year Bonds, 0.01%, due 06/20/27	1.2%
Japan Government Five Year Bonds, 0.01%, due 09/20/26	1.1%

Top Ten Countries

Country	%
Japan	23.1%
Italy	5.0%
France	4.9%
Canada	4.6%
South Korea	4.6%
United Kingdom	4.6%
Australia	4.5%
China	4.5%
Spain	4.5%
Germany	4.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR BWZ

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)

The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)

Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal years ending December 31, 2024 and December 31, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $126,175 and $123,675, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal years ending December 31, 2024 and December 31, 2024, EY did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal years ending December 31, 2024 and December 31, 2023, the aggregate tax fees billed for professional services rendered by EY for the review of year-end distribution requirements were $13,890 and $13,890, respectively.

(d)	All Other Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710 and $9,540,002, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)	Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)	FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.5	$17.9
Tax Fees	$3.2	$5.6
All Other Fees	$15.0	$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)

The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
December 31, 2024
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding  Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
BRAZIL — 4.5%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$155,111
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2025	BRL	14,500,000	2,199,864
Zero Coupon, 10/1/2025	BRL	5,000,000	728,568
Zero Coupon, 1/1/2026	BRL	66,000,000	9,248,087
Zero Coupon, 4/1/2026	BRL	26,000,000	3,511,870
Zero Coupon, 7/1/2026	BRL	142,000,000	18,456,311
Zero Coupon, 10/1/2026	BRL	42,000,000	5,246,660
Zero Coupon, 7/1/2027	BRL	60,000,000	6,731,633
Zero Coupon, 1/1/2028	BRL	26,800,000	2,791,189
Zero Coupon, 7/1/2028	BRL	12,000,000	1,163,956
Zero Coupon, 1/1/2030	BRL	73,010,000	5,740,808
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	39,875,000	5,856,911
10.00%, 1/1/2029	BRL	68,590,000	9,330,414
10.00%, 1/1/2031	BRL	44,000,000	5,674,339
10.00%, 1/1/2033	BRL	34,300,000	4,265,748
10.00%, 1/1/2035	BRL	11,000,000	1,335,010
			82,436,479
CHILE — 3.5%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	2,300,000,000	2,057,749
2.30%, 10/1/2028	CLP	335,000,000	298,003
2.80%, 10/1/2033	CLP	1,000,000,000	794,484
4.50%, 3/1/2026	CLP	3,115,000,000	3,112,110
4.70%, 9/1/2030	CLP	9,660,000,000	9,173,030
5.00%, 10/1/2028	CLP	4,780,000,000	4,682,816
5.00%, 3/1/2035	CLP	6,000,000,000	5,607,823
5.10%, 7/15/2050	CLP	4,970,000,000	4,712,961
5.30%, 11/1/2037	CLP	6,840,000,000	6,457,912
5.80%, 10/1/2029	CLP	7,020,000,000	7,046,858
5.80%, 10/1/2034	CLP	3,250,000,000	3,235,224
6.00%, 4/1/2033	CLP	8,250,000,000	8,351,536
6.00%, 1/1/2043	CLP	6,295,000,000	6,525,178
7.00%, 5/1/2034	CLP	3,000,000,000	3,261,743
			65,317,427
Security Description		Principal Amount	Value
CHINA — 11.7%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	$1,064,444
4.88%, 2/9/2028	CNY	3,000,000	453,892
China Government Bonds:
1.35%, 9/25/2026	CNY	5,000,000	687,862
1.62%, 8/15/2027	CNY	5,000,000	692,374
1.67%, 6/15/2026	CNY	12,000,000	1,657,681
1.85%, 5/15/2027	CNY	10,000,000	1,392,283
1.87%, 9/15/2031	CNY	10,000,000	1,393,910
1.91%, 7/15/2029	CNY	20,000,000	2,798,156
1.99%, 3/15/2026	CNY	15,000,000	2,078,916
2.04%, 2/25/2027	CNY	13,000,000	1,814,957
2.05%, 4/15/2029	CNY	13,000,000	1,828,323
2.11%, 8/25/2034	CNY	6,000,000	851,922
2.12%, 6/25/2031	CNY	10,000,000	1,412,939
2.18%, 8/15/2026	CNY	34,000,000	4,735,904
2.27%, 5/25/2034	CNY	30,000,000	4,315,965
2.28%, 3/25/2031	CNY	10,000,000	1,425,560
2.30%, 5/15/2026	CNY	28,000,000	3,892,451
2.35%, 2/25/2034	CNY	20,000,000	2,884,105
2.37%, 1/20/2027	CNY	18,500,000	2,597,984
2.37%, 1/15/2029	CNY	17,000,000	2,416,075
2.39%, 11/15/2026	CNY	20,000,000	2,803,565
2.40%, 7/15/2028	CNY	21,000,000	2,982,554
2.44%, 10/15/2027	CNY	15,000,000	2,121,836
2.46%, 2/15/2026	CNY	3,000,000	417,556
2.48%, 4/15/2027	CNY	20,000,000	2,823,237
2.48%, 9/25/2028	CNY	10,000,000	1,425,040
2.50%, 7/25/2027	CNY	19,000,000	2,683,149
2.52%, 8/25/2033	CNY	18,000,000	2,622,559
2.54%, 12/25/2030	CNY	20,000,000	2,888,560
2.55%, 10/15/2028	CNY	15,000,000	2,143,546
2.60%, 9/15/2030	CNY	5,000,000	723,292
2.60%, 9/1/2032	CNY	20,000,000	2,919,222
2.62%, 4/15/2028	CNY	21,000,000	2,999,266
2.62%, 9/25/2029	CNY	20,000,000	2,885,649
2.62%, 6/25/2030	CNY	25,000,000	3,617,816
2.64%, 1/15/2028	CNY	21,000,000	2,996,963
2.67%, 5/25/2033	CNY	20,000,000	2,942,817
2.67%, 11/25/2033	CNY	20,000,000	2,951,821
2.68%, 5/21/2030	CNY	31,000,000	4,507,468
2.69%, 8/12/2026	CNY	29,920,000	4,202,395
2.69%, 8/15/2032	CNY	30,000,000	4,413,058
2.75%, 6/15/2029	CNY	24,000,000	3,474,265
2.75%, 2/17/2032	CNY	23,000,000	3,388,304
2.76%, 5/15/2032	CNY	15,000,000	2,211,955
2.79%, 12/15/2029	CNY	20,000,000	2,912,009
2.80%, 3/24/2029	CNY	20,000,000	2,894,129
2.80%, 3/25/2030	CNY	23,000,000	3,356,480
2.80%, 11/15/2032	CNY	15,000,000	2,220,605
2.85%, 6/4/2027	CNY	10,000,000	1,425,059
2.88%, 2/25/2033	CNY	8,000,000	1,195,222

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.89%, 11/18/2031	CNY	20,500,000	$3,043,321
2.90%, 5/5/2026	CNY	10,000,000	1,402,913
2.91%, 10/14/2028	CNY	20,000,000	2,899,667
3.00%, 10/15/2053	CNY	5,000,000	834,470
3.01%, 5/13/2028	CNY	8,000,000	1,158,589
3.02%, 5/27/2031	CNY	30,000,000	4,473,326
3.03%, 3/11/2026	CNY	30,000,000	4,206,243
3.12%, 12/5/2026	CNY	27,600,000	3,931,041
3.12%, 10/25/2052	CNY	9,000,000	1,513,717
3.13%, 11/21/2029	CNY	20,000,000	2,964,316
3.25%, 6/6/2026	CNY	29,800,000	4,206,272
3.25%, 11/22/2028	CNY	10,000,000	1,470,835
3.27%, 11/19/2030	CNY	30,000,000	4,525,372
3.27%, 8/22/2046	CNY	10,000,000	1,662,398
3.27%, 3/25/2073	CNY	5,000,000	949,106
3.28%, 12/3/2027	CNY	20,400,000	2,964,471
3.29%, 5/23/2029	CNY	24,600,000	3,656,667
3.32%, 4/15/2052	CNY	8,000,000	1,388,907
3.39%, 3/16/2050	CNY	19,000,000	3,286,147
3.40%, 7/15/2072	CNY	10,000,000	1,938,695
3.48%, 11/21/2066	CNY	6,700,000	1,303,740
3.52%, 5/4/2027	CNY	5,000,000	724,229
3.52%, 4/25/2046	CNY	5,000,000	858,887
3.53%, 10/18/2051	CNY	10,000,000	1,788,605
3.54%, 8/16/2028	CNY	10,000,000	1,490,726
3.72%, 4/12/2051	CNY	10,000,000	1,834,511
3.73%, 5/25/2070	CNY	25,000,000	5,126,027
3.74%, 9/22/2035	CNY	7,800,000	1,288,870
3.74%, 10/20/2045	CNY	3,000,000	532,073
3.76%, 3/22/2071	CNY	21,000,000	4,363,243
3.77%, 2/20/2047	CNY	8,000,000	1,430,078
3.81%, 9/14/2050	CNY	15,000,000	2,805,842
3.86%, 7/22/2049	CNY	15,000,000	2,775,763
3.96%, 7/29/2040	CNY	8,000,000	1,393,350
3.97%, 7/23/2048	CNY	8,000,000	1,487,444
4.00%, 6/24/2069	CNY	9,000,000	1,942,223
4.05%, 7/24/2047	CNY	10,000,000	1,863,746
4.08%, 3/1/2040	CNY	5,000,000	879,993
4.08%, 10/22/2048	CNY	15,300,000	2,894,961
4.09%, 4/27/2035	CNY	1,000,000	169,102
4.22%, 3/19/2048	CNY	8,000,000	1,532,481
4.28%, 10/23/2047	CNY	3,250,000	625,551
4.50%, 6/23/2041	CNY	11,000,000	2,077,306
4.63%, 8/11/2034	CNY	7,000,000	1,243,650
4.76%, 9/16/2043	CNY	2,000,000	394,305
			216,848,279
COLOMBIA — 3.8%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	1,539,986
Colombia TES:
5.75%, 11/3/2027	COP	15,750,000,000	3,202,382
6.00%, 4/28/2028	COP	34,041,000,000	6,791,680
6.25%, 7/9/2036	COP	17,800,000,000	2,606,683
7.00%, 3/26/2031	COP	42,650,000,000	7,904,240
Security Description		Principal Amount	Value
7.00%, 6/30/2032	COP	34,364,000,000	$6,083,203
7.25%, 10/18/2034	COP	26,825,000,000	4,516,703
7.25%, 10/26/2050	COP	37,100,000,000	5,004,476
7.50%, 8/26/2026	COP	27,014,000,000	5,967,983
7.75%, 9/18/2030	COP	13,900,000,000	2,738,327
9.25%, 5/28/2042	COP	58,800,000,000	10,295,612
11.50%, 7/25/2046	COP	24,600,000,000	5,051,721
13.25%, 2/9/2033	COP	35,800,000,000	8,772,891
			70,475,887
CZECH REPUBLIC — 4.4%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	71,750,000	2,454,559
0.25%, 2/10/2027	CZK	116,930,000	4,472,899
0.95%, 5/15/2030	CZK	199,280,000	7,048,154
1.00%, 6/26/2026	CZK	117,530,000	4,648,854
1.20%, 3/13/2031	CZK	189,790,000	6,635,872
1.25%, 2/14/2025	CZK	92,390,000	3,787,694
1.50%, 4/24/2040	CZK	72,660,000	2,032,285
1.75%, 6/23/2032	CZK	142,500,000	5,028,677
1.95%, 7/30/2037	CZK	45,600,000	1,442,995
2.00%, 10/13/2033	CZK	169,350,000	5,873,138
2.50%, 8/25/2028	CZK	179,700,000	7,075,256
2.75%, 7/23/2029	CZK	154,350,000	6,057,852
3.00%, 3/3/2033	CZK	40,000,000	1,517,185
3.50%, 5/30/2035	CZK	66,500,000	2,571,164
3.60%, 6/3/2036	CZK	22,000,000	846,645
4.20%, 12/4/2036	CZK	92,180,000	3,748,327
4.50%, 11/11/2032	CZK	105,000,000	4,433,754
4.85%, 11/26/2057	CZK	22,300,000	948,538
4.90%, 4/14/2034	CZK	106,350,000	4,616,696
5.00%, 9/30/2030	CZK	77,270,000	3,361,233
5.50%, 12/12/2028	CZK	33,000,000	1,445,394
5.75%, 3/29/2029	CZK	27,900,000	1,235,482
6.20%, 6/16/2031	CZK	6,000,000	278,546
			81,561,199
GERMANY — 0.0% (a)
Kreditanstalt fuer Wiederaufbau Series EMTN, 2.45%, 7/6/2027	CNY	1,000,000	137,751
HUNGARY — 3.6%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	1,659,380,000	3,957,305
1.50%, 8/26/2026 (b)	HUF	1,401,000,000	3,291,046
2.00%, 5/23/2029 (b)	HUF	1,432,430,000	3,048,378
2.25%, 4/20/2033 (b)	HUF	1,971,200,000	3,626,312
2.25%, 6/22/2034 (b)	HUF	705,900,000	1,259,415
2.75%, 12/22/2026	HUF	2,003,600,000	4,735,246
3.00%, 10/27/2027	HUF	1,928,170,000	4,447,086
3.00%, 8/21/2030 (b)	HUF	2,577,500,000	5,542,902
3.00%, 10/27/2038 (b)	HUF	2,338,160,000	3,860,774

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
3.00%, 4/25/2041	HUF	671,300,000	$1,046,014
3.25%, 10/22/2031 (b)	HUF	2,354,870,000	4,955,462
4.50%, 3/23/2028 (b)	HUF	784,300,000	1,866,071
4.50%, 5/27/2032 (b)	HUF	1,340,000,000	2,990,373
4.75%, 11/24/2032 (b)	HUF	2,227,700,000	4,982,457
6.75%, 10/22/2028	HUF	3,576,590,000	9,097,169
7.00%, 10/24/2035 (b)	HUF	1,120,000,000	2,901,327
9.50%, 10/21/2026	HUF	1,930,000,000	5,124,648
			66,731,985
INDIA — 0.0% (a)
India Government Bonds:
7.04%, 6/3/2029	INR	1,000,000	11,777
7.06%, 4/10/2028	INR	1,000,000	11,796
			23,573
INDONESIA — 7.1%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	60,000,000,000	3,574,762
5.50%, 4/15/2026	IDR	54,900,000,000	3,342,368
6.13%, 5/15/2028	IDR	73,750,000,000	4,459,550
6.25%, 6/15/2036	IDR	30,000,000,000	1,746,431
6.38%, 8/15/2028	IDR	50,000,000,000	3,043,057
6.38%, 4/15/2032	IDR	90,000,000,000	5,370,643
6.38%, 7/15/2037	IDR	15,000,000,000	881,887
6.38%, 4/15/2042	IDR	1,700,000,000	97,723
6.50%, 2/15/2031	IDR	96,700,000,000	5,838,890
6.63%, 5/15/2033	IDR	60,000,000,000	3,627,735
6.63%, 2/15/2034	IDR	40,000,000,000	2,416,502
6.88%, 4/15/2029	IDR	45,000,000,000	2,779,991
6.88%, 8/15/2051	IDR	35,000,000,000	2,106,154
6.88%, 7/15/2054	IDR	25,000,000,000	1,507,968
7.00%, 5/15/2027	IDR	58,000,000,000	3,597,478
7.00%, 9/15/2030	IDR	95,600,000,000	5,923,280
7.00%, 2/15/2033	IDR	75,000,000,000	4,642,451
7.13%, 6/15/2038	IDR	35,000,000,000	2,175,806
7.13%, 6/15/2042	IDR	60,000,000,000	3,715,974
7.13%, 6/15/2043	IDR	45,000,000,000	2,796,598
7.25%, 2/15/2026	IDR	18,000,000,000	1,121,578
7.38%, 5/15/2048	IDR	41,700,000,000	2,645,456
7.50%, 8/15/2032	IDR	31,300,000,000	1,989,684
7.50%, 6/15/2035	IDR	70,600,000,000	4,508,662
7.50%, 5/15/2038	IDR	46,910,000,000	3,000,112
7.50%, 4/15/2040	IDR	78,500,000,000	5,044,192
8.25%, 5/15/2029	IDR	72,150,000,000	4,679,328
8.25%, 6/15/2032	IDR	3,710,000,000	245,738
8.25%, 5/15/2036	IDR	47,090,000,000	3,180,177
8.38%, 9/15/2026	IDR	54,300,000,000	3,444,499
8.38%, 3/15/2034	IDR	92,700,000,000	6,251,534
8.38%, 4/15/2039	IDR	40,000,000,000	2,754,098
8.75%, 5/15/2031	IDR	39,050,000,000	2,631,672
8.75%, 2/15/2044	IDR	17,050,000,000	1,247,335
Security Description		Principal Amount	Value
9.00%, 3/15/2029	IDR	55,000,000,000	$3,655,561
9.50%, 5/15/2041	IDR	1,000,000,000	75,975
9.75%, 5/15/2037	IDR	1,250,000,000	93,996
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	50,000,000,000	2,999,261
5.88%, 7/15/2028	IDR	5,571,000,000	334,084
6.00%, 1/15/2027	IDR	25,000,000,000	1,518,955
6.10%, 2/15/2037	IDR	2,000,000,000	116,228
6.38%, 3/15/2034	IDR	87,522,000,000	5,286,969
6.50%, 6/15/2039	IDR	10,000,000,000	596,325
6.63%, 9/15/2029	IDR	10,000,000,000	616,265
6.63%, 7/15/2041	IDR	2,000,000,000	119,861
6.75%, 6/15/2047	IDR	56,875,000,000	3,389,522
6.88%, 12/15/2049	IDR	5,000,000,000	300,069
7.75%, 10/15/2046	IDR	23,000,000,000	1,530,642
8.88%, 11/15/2031	IDR	64,200,000,000	4,443,944
			131,466,970
ISRAEL — 4.4%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	25,500,000	6,711,627
1.00%, 3/31/2030	ILS	36,850,000	8,581,924
1.30%, 4/30/2032	ILS	30,000,000	6,681,590
1.50%, 5/31/2037	ILS	31,260,000	6,106,018
2.00%, 3/31/2027	ILS	23,650,000	6,178,783
2.25%, 9/28/2028	ILS	31,676,000	8,100,802
2.80%, 11/29/2052	ILS	17,500,000	3,311,192
3.75%, 9/30/2027	ILS	17,500,000	4,739,118
3.75%, 2/28/2029	ILS	33,380,000	8,986,051
3.75%, 3/31/2047	ILS	26,212,000	6,182,416
4.00%, 3/30/2035	ILS	18,500,000	4,883,644
5.50%, 1/31/2042	ILS	22,310,000	6,723,952
6.25%, 10/30/2026	ILS	13,825,000	3,922,945
			81,110,062
MALAYSIA — 6.7%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	18,720,000	3,918,703
3.50%, 5/31/2027	MYR	8,570,000	1,916,180
3.52%, 4/20/2028	MYR	16,480,000	3,678,142
3.58%, 7/15/2032	MYR	10,080,000	2,219,351
3.73%, 6/15/2028	MYR	5,390,000	1,210,388
3.76%, 5/22/2040	MYR	7,650,000	1,662,401
3.83%, 7/5/2034	MYR	6,110,000	1,365,667
3.84%, 4/15/2033	MYR	7,860,000	1,758,565
3.89%, 3/15/2027	MYR	600,000	135,380
3.89%, 8/15/2029	MYR	10,305,000	2,328,333
3.90%, 11/30/2026	MYR	8,605,000	1,941,156
3.90%, 11/16/2027	MYR	5,770,000	1,303,809
3.91%, 7/15/2026	MYR	18,040,000	4,064,307
4.05%, 4/18/2039	MYR	2,000,000	450,837
4.07%, 6/15/2050	MYR	13,440,000	2,959,875
4.13%, 4/15/2032	MYR	800,000	182,464

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
4.25%, 5/31/2035	MYR	7,255,000	$1,675,870
4.46%, 3/31/2053	MYR	11,980,000	2,792,279
4.50%, 4/30/2029	MYR	7,300,000	1,689,314
4.50%, 4/15/2030	MYR	26,000,000	6,036,998
4.64%, 11/7/2033	MYR	25,910,000	6,135,078
4.70%, 10/15/2042	MYR	14,440,000	3,482,375
4.74%, 3/15/2046	MYR	9,075,000	2,202,460
4.76%, 4/7/2037	MYR	8,080,000	1,948,240
4.84%, 7/15/2025	MYR	170,000	38,334
4.89%, 6/8/2038	MYR	18,870,000	4,615,693
4.92%, 7/6/2048	MYR	9,860,000	2,459,915
4.94%, 9/30/2043	MYR	5,000,000	1,239,448
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	9,180,000	2,049,102
3.45%, 7/15/2036	MYR	10,350,000	2,210,500
3.47%, 10/15/2030	MYR	6,252,000	1,378,334
3.60%, 7/31/2028	MYR	18,660,000	4,174,348
3.73%, 3/31/2026	MYR	10,800,000	2,425,683
4.07%, 9/30/2026	MYR	20,781,000	4,702,738
4.12%, 11/30/2034	MYR	11,000,000	2,516,359
4.13%, 7/9/2029	MYR	8,500,000	1,939,327
4.19%, 10/7/2032	MYR	11,000,000	2,522,017
4.25%, 9/30/2030	MYR	17,000,000	3,901,465
4.26%, 7/26/2027	MYR	11,480,000	2,616,921
4.28%, 3/23/2054	MYR	2,700,000	611,976
4.29%, 8/14/2043	MYR	16,580,000	3,804,334
4.37%, 10/31/2028	MYR	14,500,000	3,329,341
4.42%, 9/30/2041	MYR	9,280,000	2,168,135
4.47%, 9/15/2039	MYR	12,376,000	2,915,826
4.58%, 8/30/2033	MYR	18,400,000	4,336,335
4.64%, 11/15/2049	MYR	10,000,000	2,401,879
4.66%, 3/31/2038	MYR	10,940,000	2,617,869
4.72%, 6/15/2033	MYR	5,200,000	1,236,650
4.76%, 8/4/2037	MYR	3,300,000	795,572
4.79%, 10/31/2035	MYR	810,000	195,639
4.90%, 5/8/2047	MYR	1,750,000	435,083
5.36%, 5/15/2052	MYR	16,000,000	4,248,418
			124,945,413
MEXICO — 4.4%
Mexico Bonos:
5.50%, 3/4/2027	MXN	155,909,300	6,862,254
5.75%, 3/5/2026	MXN	117,057,200	5,370,520
7.00%, 9/3/2026	MXN	118,200,000	5,437,959
7.50%, 6/3/2027	MXN	176,250,700	8,045,090
7.50%, 5/26/2033	MXN	58,560,000	2,379,491
7.75%, 5/29/2031	MXN	62,716,800	2,685,909
7.75%, 11/23/2034	MXN	48,508,100	1,946,740
7.75%, 11/13/2042	MXN	274,089,600	10,097,792
8.00%, 5/24/2035	MXN	40,000,000	1,653,288
8.00%, 11/7/2047	MXN	134,550,800	4,973,191
8.00%, 7/31/2053	MXN	120,000,000	4,361,443
8.50%, 3/1/2029	MXN	98,650,000	4,508,371
8.50%, 5/31/2029	MXN	71,446,300	3,250,359
8.50%, 11/18/2038	MXN	140,630,000	5,761,686
Security Description		Principal Amount	Value
10.00%, 11/20/2036	MXN	9,180,000	$428,030
Mexico Cetes:
Zero Coupon, 1/23/2025	MXN	19,000,000	907,958
Zero Coupon, 7/10/2025	MXN	75,500,000	3,452,291
Zero Coupon, 9/4/2025	MXN	40,000,000	1,801,871
Zero Coupon, 10/30/2025	MXN	30,000,000	1,331,243
Zero Coupon, 12/24/2025	MXN	40,000,000	1,748,870
Zero Coupon, 2/19/2026	MXN	60,000,000	2,587,429
Zero Coupon, 4/16/2026	MXN	35,000,000	1,487,171
Zero Coupon, 6/11/2026	MXN	10,000,000	418,678
			81,497,634
PERU — 3.6%
Peru Government Bonds:
5.35%, 8/12/2040 (b)	PEN	8,400,000	1,868,235
5.40%, 8/12/2034	PEN	14,000,000	3,394,392
5.94%, 2/12/2029	PEN	10,925,000	2,999,486
6.15%, 8/12/2032	PEN	33,357,000	8,798,612
6.35%, 8/12/2028	PEN	19,000,000	5,317,357
6.71%, 2/12/2055	PEN	6,500,000	1,689,437
6.85%, 2/12/2042	PEN	12,700,000	3,326,688
6.90%, 8/12/2037	PEN	54,775,000	14,445,553
6.95%, 8/12/2031	PEN	40,720,000	11,404,821
7.30%, 8/12/2033	PEN	28,350,000	7,938,618
7.60%, 8/12/2039	PEN	16,700,000	4,644,432
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	123,459
			65,951,090
PHILIPPINES — 4.5%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,234,037
3.38%, 4/8/2026	PHP	270,000,000	4,513,432
3.50%, 9/20/2026	PHP	22,000,000	363,807
3.63%, 4/22/2028	PHP	120,000,000	1,914,454
3.63%, 3/21/2033	PHP	43,150,000	620,191
3.75%, 8/12/2028	PHP	425,000,000	6,793,686
4.00%, 7/22/2031	PHP	227,000,000	3,437,637
4.63%, 9/9/2040	PHP	156,500,000	2,316,259
4.75%, 5/4/2027	PHP	276,950,000	4,630,373
4.88%, 1/20/2032	PHP	300,000,000	4,788,999
5.13%, 7/15/2041	PHP	10,000,000	154,737
5.25%, 2/4/2026	PHP	30,000,000	513,365
5.25%, 5/18/2037	PHP	48,800,000	766,611
6.00%, 4/27/2030	PHP	50,000,000	853,979
6.13%, 1/18/2031	PHP	80,000,000	1,377,786

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
6.13%, 10/24/2037	PHP	67,000,000	$1,133,673
6.25%, 2/14/2026	PHP	105,000,000	1,818,321
6.25%, 9/7/2026	PHP	25,000,000	432,210
6.25%, 3/22/2028	PHP	127,700,000	2,204,051
6.25%, 1/25/2034	PHP	100,000,000	1,734,589
6.25%, 2/28/2044	PHP	80,000,000	1,391,838
6.38%, 7/27/2030	PHP	150,000,000	2,618,614
6.50%, 5/19/2029	PHP	157,000,000	2,746,682
6.50%, 2/22/2038	PHP	40,000,000	705,859
6.63%, 8/17/2033	PHP	180,000,000	3,188,913
6.75%, 9/15/2032	PHP	280,000,000	4,988,216
6.75%, 1/24/2039	PHP	117,700,000	2,117,422
6.88%, 1/10/2029	PHP	293,000,000	5,190,859
6.88%, 5/23/2044	PHP	80,000,000	1,459,221
7.00%, 10/13/2029	PHP	100,000,000	1,786,831
8.00%, 7/19/2031	PHP	274,237,338	5,194,057
8.00%, 9/30/2035	PHP	108,000,000	2,127,837
8.13%, 12/16/2035	PHP	198,800,000	3,935,707
8.13%, 11/24/2042	PHP	95,000,000	1,964,556
9.25%, 11/5/2034	PHP	100,000,000	2,107,591
			84,126,400
POLAND — 4.3%
Republic of Poland Government Bonds:
0.25%, 10/25/2026	PLN	11,173,000	2,482,334
1.25%, 10/25/2030	PLN	21,330,000	4,080,836
1.75%, 4/25/2032	PLN	57,200,000	10,632,538
2.50%, 7/25/2026	PLN	21,818,000	5,080,346
2.50%, 7/25/2027	PLN	21,440,000	4,864,527
2.75%, 4/25/2028	PLN	40,070,000	8,962,653
2.75%, 10/25/2029	PLN	22,450,000	4,823,583
3.75%, 5/25/2027	PLN	31,065,000	7,290,275
4.00%, 4/25/2047	PLN	400,000	76,336
4.75%, 7/25/2029	PLN	31,000,000	7,264,301
5.00%, 10/25/2034	PLN	13,500,000	3,064,600
5.75%, 4/25/2029	PLN	29,550,000	7,217,351
6.00%, 10/25/2033 (b)	PLN	30,660,000	7,513,137
7.50%, 7/25/2028	PLN	26,040,000	6,726,824
			80,079,641
ROMANIA — 3.9%
Romania Government Bonds:
2.50%, 10/25/2027	RON	21,100,000	3,880,266
3.25%, 6/24/2026	RON	26,450,000	5,213,869
3.65%, 7/28/2025	RON	6,100,000	1,247,808
3.65%, 9/24/2031	RON	10,650,000	1,777,115
4.15%, 1/26/2028	RON	15,750,000	2,995,117
4.15%, 10/24/2030	RON	20,930,000	3,718,517
4.25%, 4/28/2036	RON	18,600,000	2,934,758
4.75%, 10/11/2034	RON	25,340,000	4,317,541
4.85%, 4/22/2026	RON	15,725,000	3,184,589
4.85%, 7/25/2029	RON	14,500,000	2,740,004
5.00%, 2/12/2029	RON	20,585,000	3,927,353
Security Description		Principal Amount	Value
5.80%, 7/26/2027	RON	17,810,000	$3,565,882
6.30%, 4/26/2028	RON	4,000,000	809,066
6.30%, 4/25/2029	RON	11,000,000	2,208,106
6.70%, 2/25/2032	RON	17,150,000	3,433,099
7.10%, 7/31/2034 (b)	RON	5,000,000	1,016,161
7.20%, 10/28/2026	RON	3,000,000	624,725
7.20%, 5/31/2027	RON	13,000,000	2,703,948
7.20%, 10/30/2033	RON	26,500,000	5,433,137
7.35%, 4/28/2031	RON	10,500,000	2,179,740
7.90%, 2/24/2038	RON	12,200,000	2,621,265
8.00%, 4/29/2030	RON	19,165,000	4,100,478
8.25%, 9/29/2032	RON	13,795,000	3,007,660
8.75%, 10/30/2028	RON	21,700,000	4,730,913
			72,371,117
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	13,241,000	505,348
7.00%, 2/28/2031	ZAR	85,667,000	4,032,800
8.00%, 1/31/2030	ZAR	217,125,000	11,021,366
8.25%, 3/31/2032	ZAR	189,877,000	9,313,571
8.50%, 1/31/2037	ZAR	178,727,000	8,037,447
8.75%, 1/31/2044	ZAR	231,056,000	9,931,543
8.75%, 2/28/2048	ZAR	206,885,000	8,810,590
8.88%, 2/28/2035	ZAR	186,325,000	8,987,185
9.00%, 1/31/2040	ZAR	206,340,000	9,308,766
10.50%, 12/21/2026	ZAR	165,980,000	9,161,005
11.63%, 3/31/2053	ZAR	30,000,000	1,657,081
			80,766,702
SOUTH KOREA — 12.4%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	2,927,010
1.25%, 3/10/2026	KRW	7,300,000,000	4,876,551
1.38%, 12/10/2029	KRW	10,000,000,000	6,321,192
1.38%, 6/10/2030	KRW	10,000,000,000	6,267,226
1.50%, 12/10/2026	KRW	4,344,000,000	2,885,427
1.50%, 12/10/2030	KRW	9,500,000,000	5,945,367
1.50%, 9/10/2036	KRW	6,003,000,000	3,522,142
1.50%, 9/10/2040	KRW	6,000,000,000	3,371,408
1.50%, 3/10/2050	KRW	15,730,000,000	8,153,910
1.63%, 9/10/2070	KRW	7,050,000,000	3,436,184
1.75%, 9/10/2026	KRW	5,700,000,000	3,805,302
1.88%, 6/10/2026	KRW	3,959,000,000	2,659,538
1.88%, 6/10/2029	KRW	7,280,000,000	4,764,438
1.88%, 9/10/2041	KRW	4,000,000,000	2,367,594
1.88%, 3/10/2051	KRW	18,000,000,000	10,119,174
2.00%, 6/10/2031	KRW	7,500,000,000	4,810,630
2.00%, 3/10/2046	KRW	1,370,000,000	803,601
2.00%, 3/10/2049	KRW	10,835,000,000	6,294,071
2.13%, 6/10/2027	KRW	6,282,000,000	4,213,680
2.13%, 3/10/2047	KRW	5,812,000,000	3,477,978
2.25%, 9/10/2037	KRW	3,570,000,000	2,263,239
2.38%, 3/10/2027	KRW	7,000,000,000	4,725,180
2.38%, 12/10/2027	KRW	5,600,000,000	3,777,203

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.38%, 12/10/2028	KRW	1,839,000,000	$1,233,685
2.38%, 12/10/2031	KRW	8,000,000,000	5,230,557
2.38%, 9/10/2038	KRW	4,409,000,000	2,824,384
2.50%, 3/10/2052	KRW	11,000,000,000	7,049,446
2.63%, 6/10/2028	KRW	2,000,000,000	1,356,887
2.63%, 9/10/2035	KRW	870,000,000	577,086
2.63%, 3/10/2048	KRW	6,754,000,000	4,419,586
2.75%, 12/10/2044	KRW	5,000,000,000	3,331,118
2.75%, 9/10/2054	KRW	5,700,000,000	3,829,093
2.88%, 9/10/2026	KRW	1,500,000,000	1,020,308
2.88%, 9/10/2044	KRW	3,000,000,000	2,036,265
3.00%, 9/10/2029	KRW	3,500,000,000	2,400,234
3.00%, 12/10/2034	KRW	2,000,000,000	1,373,125
3.00%, 12/10/2042	KRW	6,265,000,000	4,323,400
3.13%, 6/10/2026	KRW	5,000,000,000	3,418,182
3.13%, 9/10/2027	KRW	5,000,000,000	3,438,894
3.13%, 9/10/2052	KRW	6,000,000,000	4,350,615
3.25%, 3/10/2026	KRW	5,000,000,000	3,418,586
3.25%, 6/10/2027	KRW	1,000,000,000	688,648
3.25%, 3/10/2028	KRW	7,500,000,000	5,188,931
3.25%, 3/10/2029	KRW	7,000,000,000	4,851,247
3.25%, 6/10/2033	KRW	6,200,000,000	4,272,966
3.25%, 9/10/2042	KRW	4,700,000,000	3,381,984
3.25%, 3/10/2053	KRW	11,000,000,000	8,194,812
3.25%, 3/10/2054	KRW	12,000,000,000	8,896,195
3.38%, 6/10/2032	KRW	5,500,000,000	3,829,182
3.50%, 9/10/2028	KRW	7,000,000,000	4,889,647
3.50%, 6/10/2034	KRW	4,000,000,000	2,822,427
3.50%, 9/10/2072	KRW	2,500,000,000	2,068,355
3.63%, 9/10/2053	KRW	7,200,000,000	5,703,398
3.88%, 12/10/2026	KRW	6,600,000,000	4,583,278
3.88%, 9/10/2043	KRW	5,000,000,000	3,894,792
4.00%, 12/10/2031	KRW	395,000,000	285,392
4.13%, 12/10/2033	KRW	6,000,000,000	4,417,661
4.25%, 12/10/2032	KRW	5,500,000,000	4,047,896
			229,436,307
SUPRANATIONAL — 0.9%
Asian Development Bank Series EMTN, 2.40%, 3/14/2027	CNY	60,000,000	8,246,245
Asian Infrastructure Investment Bank Series EMTN, 2.96%, 6/27/2034	CNY	15,000,000	2,063,554
Inter-American Investment Corp. Series EMTN, 6.60%, 6/15/2025	COP	5,691,600,000	1,271,351
International Bank for Reconstruction & Development:
Series GMTN, 2.25%, 1/19/2029	CNY	20,000,000	2,733,596
Series EMTN, 2.75%, 1/19/2027	CNY	1,000,000	138,358
Security Description		Principal Amount	Value
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	$2,748,451
			17,201,555
THAILAND — 6.3%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	190,000,000	5,437,723
1.59%, 12/17/2035	THB	166,000,000	4,523,219
1.60%, 12/17/2029	THB	138,400,000	3,967,100
1.60%, 6/17/2035	THB	97,700,000	2,674,063
1.88%, 6/17/2049	THB	52,000,000	1,255,860
2.00%, 12/17/2031	THB	225,000,000	6,517,116
2.00%, 6/17/2042	THB	69,000,000	1,849,021
2.13%, 12/17/2026	THB	149,380,000	4,388,848
2.25%, 3/17/2027	THB	144,817,000	4,265,976
2.35%, 6/17/2026	THB	104,500,000	3,079,393
2.40%, 11/17/2027	THB	130,000,000	3,849,355
2.40%, 3/17/2029	THB	100,000,000	2,968,454
2.50%, 11/17/2029	THB	36,080,000	1,077,310
2.50%, 6/17/2071	THB	59,000,000	1,523,915
2.65%, 6/17/2028	THB	148,500,000	4,440,330
2.75%, 6/17/2052	THB	20,000,000	583,250
2.80%, 6/17/2034	THB	162,000,000	4,956,204
2.88%, 12/17/2028	THB	97,510,000	2,947,587
2.88%, 6/17/2046	THB	143,955,000	4,328,146
3.14%, 6/17/2047	THB	35,000,000	1,083,440
3.30%, 6/17/2038	THB	31,936,000	1,021,439
3.35%, 6/17/2033	THB	182,000,000	5,775,856
3.39%, 6/17/2037	THB	225,000,000	7,252,860
3.40%, 6/17/2036	THB	51,940,000	1,683,269
3.45%, 6/17/2043	THB	225,000,000	7,306,489
3.58%, 12/17/2027	THB	4,650,000	142,278
3.60%, 6/17/2067	THB	62,200,000	2,062,625
3.65%, 6/20/2031	THB	86,575,000	2,764,964
3.78%, 6/25/2032	THB	121,120,000	3,925,179
3.80%, 6/14/2041	THB	12,750,000	436,604
4.00%, 6/17/2055	THB	130,000,000	4,687,716
4.00%, 6/17/2066	THB	138,080,000	4,925,010
4.00%, 6/17/2072	THB	11,000,000	400,181
4.68%, 6/29/2044	THB	78,400,000	2,987,494
4.85%, 6/17/2061	THB	53,195,000	2,178,669
4.88%, 6/22/2029	THB	113,904,000	3,736,702
5.67%, 3/13/2028	THB	10,000,000	326,086
			117,329,731
TURKEY — 3.5%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,751,443
10.28%, 9/15/2027	TRY	237,735,000	4,073,079
10.40%, 10/13/2032	TRY	255,000,000	3,387,884
10.50%, 8/11/2027	TRY	211,604,000	3,721,381
10.60%, 2/11/2026	TRY	89,224,000	1,924,731
11.00%, 2/24/2027	TRY	21,938,000	411,008

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
12.40%, 3/8/2028	TRY	219,330,000	$3,788,393
12.60%, 10/1/2025	TRY	327,000,000	7,740,513
16.90%, 9/2/2026	TRY	110,100,000	2,366,959
17.30%, 7/19/2028	TRY	198,000,000	3,978,208
17.80%, 7/13/2033	TRY	195,500,000	3,818,493
20.20%, 6/9/2027	TRY	136,500,000	3,007,510
21.50%, 4/28/2032	TRY	73,000,000	1,673,831
26.20%, 10/5/2033	TRY	321,316,380	8,709,870
27.70%, 9/27/2034	TRY	20,000,000	567,436
31.08%, 11/8/2028	TRY	380,400,000	10,625,821
37.00%, 2/18/2026	TRY	115,650,000	3,220,703
			64,767,263
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,989,399,026)			1,814,582,465
	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	3,777,202	3,777,202
State Street Navigator Securities Lending Portfolio II (e) (f)	25,029,574	25,029,574
TOTAL SHORT-TERM INVESTMENTS (Cost $28,806,776)		28,806,776
TOTAL INVESTMENTS — 99.4% (Cost $2,018,205,802)		1,843,389,241
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		10,272,443
NET ASSETS — 100.0%		$1,853,661,684

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

At December 31, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD8,493,002	KRW12,500,000,000	01/08/2025	$(21,133)
Barclays Capital PLC	USD2,350,204	THB80,000,000	01/08/2025	(3,106)
Goldman Sachs Bank USA	KRW12,500,000,000	USD8,506,874	01/08/2025	35,005
HSBC Bank USA	USD1,097,589	CNY8,000,000	01/08/2025	7,437
HSBC Bank USA	THB80,000,000	USD2,331,172	01/08/2025	(15,926)
JP Morgan Chase Bank, N.A.	USD4,241,790	CNY31,000,000	01/08/2025	40,189
UBS AG	CNY39,000,000	USD5,323,651	01/08/2025	(63,354)
Total				$(20,888)

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

CNY	China Yuan Renminbi
KRW	South Korean Won
THB	Thai Baht

During the year ended December 31, 2024, the average notional value related to forward foreign currency exchange contracts was $91,487,621.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,814,582,465	$—	$1,814,582,465
Short-Term Investments	28,806,776	—	—	28,806,776
TOTAL INVESTMENTS	$28,806,776	$1,814,582,465	$—	$1,843,389,241
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$82,631	$—	$82,631
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(103,519)	—	(103,519)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(20,888)	$—	$(20,888)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,698,100	$15,698,100	$240,828,419	$252,749,317	$—	$—	3,777,202	$3,777,202	$181,212
State Street Navigator Securities Lending Portfolio II	21,260,045	21,260,045	112,263,261	108,493,732	—	—	25,029,574	25,029,574	50,995
Total		$36,958,145	$353,091,680	$361,243,049	$—	$—		$28,806,776	$232,207
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AUSTRALIA — 1.3%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$300,216
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	208,924
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	208,737
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	125,266
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	203,350
Series GMTN, 1.38%, 8/30/2028 (a)	EUR	496,000	488,689
Series GMTN, 2.13%, 5/24/2028	EUR	200,000	202,528
Series MTN, 2.90%, 2/25/2027	AUD	250,000	149,793
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	164,638
Westpac Banking Corp.:
Series EMTN, 3.70%, 1/16/2026 (a)	EUR	200,000	209,269
Series MTN, 5.00%, 1/15/2029	AUD	100,000	62,808
Series MTN, 5.10%, 5/14/2029	AUD	300,000	189,168
			2,513,386
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026 (a)	EUR	174,000	174,705
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (b)	EUR	100,000	105,537
			280,242
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	199,749
Series EMTN, 1.15%, 1/22/2027	EUR	600,000	603,835
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	97,332
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	191,930
Series EMTN, 2.00%, 3/17/2028	EUR	470,000	478,854
Series EMTN, 2.75%, 3/17/2036	EUR	550,000	538,284
Security Description		Principal Amount	Value
Series EMTN, 2.88%, 4/2/2032	EUR	250,000	$255,191
Series EMTN, 3.45%, 9/22/2031	EUR	100,000	106,234
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	572,469
Series EMTN, 3.75%, 3/22/2037	EUR	200,000	211,439
Series EMTN, 3.95%, 3/22/2044	EUR	250,000	263,142
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (b)	EUR	300,000	326,102
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (b)	EUR	100,000	106,422
			3,950,983
CANADA — 1.1%
Bank of Montreal Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (a) (b)	EUR	350,000	369,704
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	100,000	105,305
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	200,616
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	485,612
Series EMTN, 2.55%, 8/3/2027	EUR	200,000	205,536
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	358,655
Series EMTN, 3.13%, 8/3/2032	EUR	200,000	202,530
Series GMTN, 3.56%, 4/16/2031	EUR	150,000	157,096
Series EMTN, 3.63%, 12/13/2029	EUR	100,000	105,436
			2,190,490
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	200,000	187,610
DENMARK — 1.1%
Danske Bank AS:
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (b)	EUR	100,000	104,754
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (b)	EUR	200,000	217,853
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a) (b)	EUR	200,000	221,008

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	300,000	$355,810
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	200,000	209,256
Series EMTN, 3.25%, 11/6/2030	EUR	200,000	209,224
Novo Nordisk Finance Netherlands BV:
Series EMTN, 3.13%, 1/21/2029	EUR	150,000	157,505
Series EMTN, 3.25%, 1/21/2031	EUR	200,000	211,050
Series EMTN, 3.38%, 5/21/2026	EUR	383,000	400,452
Series EMTN, 3.38%, 5/21/2034	EUR	150,000	157,588
			2,244,500
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	196,794
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	94,268
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	99,970
Series EMTN, 2.50%, 5/23/2029 (a)	EUR	300,000	304,806
3.38%, 6/11/2029	EUR	100,000	105,977
Series EMTN, 3.63%, 3/15/2034	EUR	150,000	157,642
Series EMTN, 4.13%, 5/5/2028 (a)	EUR	350,000	375,738
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	191,798
Series EMTN, 2.88%, 12/15/2025	EUR	184,000	190,595
			1,717,588
FRANCE — 20.6%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	99,539
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	193,847
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	99,606
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	178,623
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	201,832
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 1/22/2030 (a)	EUR	200,000	$193,091
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	93,714
Ayvens SA:
3.88%, 2/22/2027	EUR	100,000	105,309
3.88%, 1/24/2028	EUR	200,000	211,830
Series EMTN, 4.88%, 10/6/2028	EUR	400,000	436,646
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026	EUR	600,000	598,073
0.25%, 7/19/2028 (a)	EUR	300,000	280,009
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	174,033
Series EMTN, 0.75%, 6/8/2026	EUR	200,000	201,013
0.75%, 1/17/2030	EUR	400,000	363,821
Series EMTN, 1.13%, 1/19/2032	EUR	300,000	263,743
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	398,714
1.25%, 6/3/2030	EUR	300,000	277,486
Series EMTN, 1.38%, 7/16/2028 (a)	EUR	300,000	294,219
Series EMTN, 1.75%, 3/15/2029 (a)	EUR	200,000	194,448
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	300,095
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	416,187
Series EMTN, 3.75%, 2/1/2033	EUR	200,000	212,693
Series EMTN, 3.75%, 2/3/2034	EUR	200,000	210,075
Series EMTN, 4.13%, 3/13/2029	EUR	300,000	323,305
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	109,162
Series EMTN, 4.38%, 5/2/2030 (a)	EUR	300,000	324,291
Series EMTN, 4.75%, 11/10/2031	EUR	100,000	110,358
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	98,887
Series EMTN, 0.63%, 12/3/2032 (a)	EUR	300,000	248,944
Series EMTN, 1.13%, 6/11/2026	EUR	200,000	201,973
Series EMTN, 1.25%, 7/13/2031	GBP	300,000	291,011
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	191,150
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	282,331

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	$123,070
Series EMTN, 4.10%, 2/13/2034	EUR	300,000	319,407
Series EMTN, 4.13%, 5/24/2033	EUR	100,000	109,304
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	252,892
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (b)	EUR	400,000	400,011
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	400,000	391,699
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (b)	EUR	400,000	370,067
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (b)	EUR	400,000	386,396
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a) (b)	EUR	300,000	291,121
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (b)	EUR	500,000	531,649
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a) (b)	EUR	300,000	278,684
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a) (b)	EUR	300,000	320,979
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (b)	EUR	200,000	217,739
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a) (b)	EUR	500,000	512,844
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (b)	EUR	400,000	431,888
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (b)	EUR	100,000	107,202
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (b)	EUR	300,000	331,254
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	500,000	513,090
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	200,000	257,265
Security Description		Principal Amount	Value
Bouygues SA:
1.13%, 7/24/2028	EUR	200,000	$195,860
1.38%, 6/7/2027	EUR	100,000	100,613
2.25%, 6/29/2029	EUR	200,000	202,086
3.88%, 7/17/2031	EUR	400,000	430,086
4.63%, 6/7/2032	EUR	500,000	559,576
5.38%, 6/30/2042	EUR	200,000	241,508
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	201,569
0.25%, 1/14/2031	EUR	300,000	260,863
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	302,302
Series EMTN, 0.50%, 2/24/2027	EUR	200,000	196,370
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	175,608
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	348,566
Series EMTN, 1.75%, 4/26/2027	EUR	300,000	302,837
Series EMTN, 3.50%, 1/25/2028 (a)	EUR	400,000	421,099
Series EMTN, 3.88%, 1/25/2036	EUR	100,000	106,451
Series EMTN, 4.00%, 11/29/2032 (a)	EUR	500,000	540,675
Series EMTN, 4.38%, 7/13/2028	EUR	100,000	107,489
Series EMTN, 4.50%, 1/13/2033	EUR	300,000	326,089
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (b)	EUR	300,000	297,359
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (b)	EUR	100,000	105,946
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (b)	EUR	200,000	214,263
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	200,177
2.38%, 4/15/2032	EUR	100,000	98,345
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	200,000	205,313
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	384,365
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	210,959
Series EMTN, 3.88%, 11/29/2030	EUR	200,000	214,839
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	194,347
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027 (a)	EUR	200,000	190,613

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 0.38%, 4/20/2028 (a)	EUR	400,000	$379,506
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	174,101
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	285,302
Series EMTN, 1.13%, 2/24/2029	EUR	200,000	192,565
Series EMTN, 1.13%, 7/12/2032 (a)	EUR	300,000	262,164
Series EMTN, 1.25%, 4/14/2026	EUR	300,000	304,724
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	100,186
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	97,553
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	101,412
Series EMTN, 2.50%, 8/29/2029 (a)	EUR	400,000	405,127
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	104,200
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	314,675
Series EMTN, 3.75%, 1/22/2034	EUR	100,000	105,829
Series EMTN, 3.88%, 4/20/2031	EUR	300,000	321,978
Series EMTN, 3.88%, 11/28/2034	EUR	500,000	538,088
Series EMTN, 4.00%, 1/18/2033 (a)	EUR	200,000	216,820
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	108,673
Series EMTN, 4.13%, 2/26/2036	EUR	100,000	106,524
Series EMTN, 4.38%, 11/27/2033	EUR	200,000	218,604
4.88%, 10/23/2029	GBP	100,000	124,200
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (b)	GBP	200,000	252,679
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	200,000	187,921
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a) (b)	EUR	300,000	321,386
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	100,000	104,947
Danone SA Series EMTN, Zero Coupon, 12/1/2025	EUR	300,000	303,340
Dassault Systemes SE 0.38%, 9/16/2029 (a)	EUR	300,000	277,032
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	103,218
Security Description		Principal Amount	Value
Series EMTN, 3.63%, 1/11/2030	EUR	300,000	$317,602
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	214,204
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	156,862
EssilorLuxottica SA:
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	303,672
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	291,123
Series EMTN, 0.50%, 6/5/2028	EUR	100,000	96,282
0.75%, 11/27/2031	EUR	200,000	179,033
Series EMTN, 2.88%, 3/5/2029	EUR	200,000	207,819
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031 (a)	EUR	400,000	368,324
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	290,367
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	200,000	205,772
Series EMTN, 3.63%, 9/5/2031	EUR	300,000	314,676
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	313,405
L'Oreal SA:
0.88%, 6/29/2026	EUR	200,000	202,105
Series EMTN, 2.88%, 5/19/2028	EUR	100,000	104,378
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026	EUR	300,000	302,151
0.13%, 2/11/2028	EUR	500,000	479,440
0.38%, 2/11/2031	EUR	400,000	359,291
Series EMTN, 3.50%, 9/7/2033 (a)	EUR	200,000	212,198
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	100,000	85,454
Series EMTN, 0.63%, 12/16/2033	EUR	200,000	166,143
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	99,349
Series EMTN, 1.38%, 1/16/2030 (a)	EUR	200,000	193,739
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	98,107
Series EMTN, 2.00%, 1/15/2029	EUR	300,000	301,874
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	111,940

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 8.13%, 1/28/2033	EUR	336,000	$471,031
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	97,201
Societe Generale SA:
0.13%, 2/24/2026	EUR	100,000	100,524
Series EMTN, 0.13%, 2/18/2028	EUR	200,000	189,475
Series EMTN, 0.25%, 7/8/2027	EUR	600,000	580,271
Series EMTN, 0.75%, 1/25/2027	EUR	500,000	493,306
Series EMTN, 1.75%, 3/22/2029	EUR	400,000	386,809
Series EMTN, 2.13%, 9/27/2028	EUR	200,000	198,581
Series EMTN, 2.63%, 5/30/2029 (a)	EUR	400,000	408,612
Series EMTN, 4.00%, 11/16/2027 (a)	EUR	300,000	319,217
4.13%, 6/2/2027	EUR	100,000	106,447
Series EMTN, 4.25%, 11/16/2032 (a)	EUR	200,000	220,064
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (b)	EUR	100,000	98,539
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	300,000	281,225
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (b)	EUR	200,000	194,728
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (a) (b)	EUR	300,000	324,994
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (b)	EUR	500,000	530,619
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	194,903
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	401,025
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	194,866
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	403,510
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	158,871
Series EMTN, 1.99%, 4/8/2032	EUR	400,000	386,817
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	196,782
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 12/4/2031	EUR	200,000	$179,709
Vinci SA:
Series EMTN, 1.63%, 1/18/2029 (a)	EUR	200,000	197,499
Series EMTN, 1.75%, 9/26/2030	EUR	200,000	193,508
			41,159,989
GERMANY — 10.9%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	110,466
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	107,230
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	200,000	193,034
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	100,000	97,925
Series EMTN, 0.75%, 3/17/2026 (a)	EUR	400,000	404,203
0.88%, 11/15/2027	EUR	50,000	49,327
1.50%, 3/17/2031	EUR	300,000	283,016
Bayer AG:
0.63%, 7/12/2031	EUR	400,000	342,109
0.75%, 1/6/2027	EUR	400,000	396,139
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	261,747
Series EMTN, 4.63%, 5/26/2033	EUR	250,000	271,117
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	304,622
2.13%, 12/15/2029	EUR	400,000	389,505
BMW Finance NV Series EMTN, 1.50%, 2/6/2029	EUR	350,000	343,220
BMW International Investment BV Series EMTN, 3.00%, 8/27/2027 (a)	EUR	100,000	104,130
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	200,000	208,419
Series EMTN, 3.38%, 2/2/2034	EUR	250,000	256,738
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	250,000	248,306
Series EMTN, 1.00%, 3/4/2026	EUR	50,000	50,740
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	301,862
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a) (b)	EUR	400,000	364,533

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	200,000	$190,795
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (b)	EUR	300,000	302,241
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	100,000	106,052
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	100,000	107,102
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	400,000	440,603
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (b)	GBP	300,000	387,441
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	200,000	211,234
3.88%, 9/28/2033	EUR	200,000	217,880
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	100,000	103,399
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	100,000	104,321
Deutsche Telekom AG Series EMTN, 1.75%, 3/25/2031	EUR	100,000	97,465
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	550,000	551,013
Series EMTN, 2.00%, 12/1/2029	EUR	170,000	171,324
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	50,000	48,836
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	251,654
Series EMTN, 6.13%, 7/6/2039	GBP	250,000	319,155
Series EMTN, 6.25%, 6/3/2030	GBP	100,000	131,579
Series EMTN, 6.38%, 6/7/2032	GBP	140,000	185,210
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	135,066
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	351,000	343,597
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	212,546
Series EMTN, 4.13%, 3/25/2044	EUR	100,000	104,965
Security Description		Principal Amount	Value
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	$188,254
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	102,311
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	150,000	136,490
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	170,623
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	98,506
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	294,878
Series EMTN, 1.50%, 7/3/2029	EUR	250,000	243,445
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026 (a)	EUR	290,000	287,339
Series EMTN, 0.63%, 5/6/2027	EUR	116,000	114,607
Series EMTN, 1.38%, 6/26/2026 (a)	EUR	300,000	304,842
Series EMTN, 2.00%, 8/22/2026	EUR	400,000	409,217
Series EMTN, 3.25%, 11/15/2030	EUR	284,000	296,368
Series EMTN, 3.50%, 5/30/2026 (a)	EUR	328,000	343,312
Series EMTN, 3.70%, 5/30/2031 (a)	EUR	300,000	320,638
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	300,000	319,196
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	107,929
Series EMTN, 4.38%, 6/2/2043	EUR	300,000	323,996
RWE AG:
Series EMTN, 2.13%, 5/24/2026	EUR	200,000	205,268
Series EMTN, 2.75%, 5/24/2030	EUR	100,000	101,938
SAP SE:
1.25%, 3/10/2028	EUR	400,000	398,358
1.63%, 3/10/2031	EUR	100,000	97,184
Series EMTN, 1.75%, 2/22/2027 (a)	EUR	250,000	256,656
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	301,837

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 0.25%, 2/20/2029	EUR	400,000	$375,752
Series EMTN, 0.38%, 6/5/2026	EUR	300,000	301,737
Series EMTN, 0.50%, 9/5/2034	EUR	550,000	451,387
Series EMTN, 1.38%, 9/6/2030	EUR	100,000	96,429
Series EMTN, 3.00%, 11/22/2028	EUR	100,000	104,938
Series EMTN, 3.00%, 9/8/2033	EUR	200,000	206,127
Series EMTN, 3.13%, 5/22/2032	EUR	100,000	104,667
Series EMTN, 3.38%, 8/24/2031	EUR	200,000	213,491
3.38%, 2/22/2037	EUR	100,000	103,486
3.63%, 2/22/2044	EUR	300,000	309,317
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029 (a)	EUR	200,000	186,047
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	200,000	209,495
Volkswagen Financial Services AG Series EMTN, 0.88%, 1/31/2028	EUR	200,000	192,373
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	200,000	189,311
Series EMTN, 1.63%, 1/16/2030	EUR	263,000	249,106
Series 10Y, 1.88%, 3/30/2027	EUR	400,000	402,221
3.25%, 11/18/2030	EUR	400,000	407,834
Series EMTN, 3.88%, 3/29/2026	EUR	400,000	417,736
4.13%, 11/16/2038 (a)	EUR	200,000	211,532
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	250,000	248,919
Series EMTN, 3.88%, 10/11/2028	EUR	200,000	210,269
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	400,000	375,066
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	194,918
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	182,500
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	83,803
1.00%, 6/16/2033	EUR	300,000	249,614
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	100,000	95,967
Security Description		Principal Amount	Value
1.82%, 9/25/2031	EUR	300,000	$270,094
			21,879,194
IRELAND — 0.2%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	386,000	393,657
ITALY — 5.6%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	300,000	283,389
Series EMTN, 2.38%, 11/25/2033	EUR	350,000	319,919
Autostrade per l'Italia SpA 2.00%, 1/15/2030	EUR	300,000	289,452
Enel Finance International NV:
Series EMTN, 0.25%, 5/28/2026	EUR	100,000	100,211
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	200,000	195,020
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	195,914
Series EMTN, 0.63%, 5/28/2029	EUR	250,000	234,348
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	250,000	228,369
Series EMTN, 0.88%, 9/28/2034	EUR	350,000	284,006
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	154,787
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	353,549
Series EMTN, 2.88%, 4/11/2029	GBP	100,000	114,857
Series EMTN, 3.88%, 3/9/2029	EUR	100,000	107,447
Series EMTN, 3.88%, 1/23/2035	EUR	100,000	105,538
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	305,622
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	95,060
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	276,532
Series EMTN, 1.25%, 5/18/2026	EUR	300,000	304,593
Series EMTN, 1.50%, 2/2/2026	EUR	200,000	204,641
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	338,197
Series EMTN, 3.63%, 1/29/2029	EUR	100,000	106,693
Series EMTN, 4.25%, 5/19/2033	EUR	100,000	108,619

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	300,000	$290,327
Series EMTN, 1.00%, 11/19/2026	EUR	400,000	400,581
Series EMTN, 1.75%, 3/20/2028	EUR	150,000	149,585
Series EMTN, 3.63%, 10/16/2030	EUR	100,000	105,726
Series EMTN, 4.00%, 5/19/2026	EUR	150,000	157,955
Series EMTN, 4.75%, 9/6/2027 (a)	EUR	200,000	216,722
Series EMTN, 4.88%, 5/19/2030 (a)	EUR	320,000	357,296
Series EMTN, 5.13%, 8/29/2031	EUR	300,000	342,902
Series EMTN, 6.63%, 5/31/2033	GBP	300,000	395,629
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	450,000	484,991
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	400,000	415,936
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	200,000	201,693
Snam SpA Series EMTN, 3.88%, 2/19/2034	EUR	382,000	404,502
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	100,150
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	300,000	303,238
Series EMTN, 0.85%, 1/19/2031 (a)	EUR	300,000	269,666
Series EMTN, 4.00%, 3/5/2034	EUR	200,000	213,602
4.20%, 6/11/2034	EUR	150,000	159,475
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	300,000	288,342
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	256,033
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	200,000	199,224
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (b)	EUR	350,000	376,433
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a) (b)	EUR	200,000	218,422
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (b)	EUR	150,000	$163,359
			11,178,552
JAPAN — 1.9%
Mitsubishi UFJ Financial Group, Inc. Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (b)	EUR	200,000	209,863
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	269,147
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	100,000	94,124
NTT Finance Corp.:
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	610,122
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	608,810
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	632,518
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	92,449
1.55%, 6/15/2026	EUR	300,000	305,298
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	300,000	272,845
2.00%, 7/9/2040	EUR	300,000	247,787
2.25%, 11/21/2026	EUR	100,000	102,752
3.00%, 11/21/2030	EUR	400,000	412,543
			3,858,258
MEXICO — 0.0% (d)
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	106,284
NETHERLANDS — 5.2%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	366,501
0.60%, 1/15/2027	EUR	100,000	98,943
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	86,850
Series EMTN, 3.88%, 12/21/2026	EUR	200,000	211,787
Series EMTN, 3.88%, 1/15/2032 (a)	EUR	200,000	213,063
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	106,748
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	325,390

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
4.38%, 10/20/2028 (a)	EUR	200,000	$217,103
4.50%, 11/21/2034	EUR	300,000	337,331
Series EMTN, 5.25%, 5/26/2026 (a)	GBP	200,000	251,702
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	101,744
Ayvens Bank NV:
Series EMTN, 0.25%, 2/23/2026	EUR	350,000	351,640
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	99,151
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	182,260
Series GMTN, 1.25%, 3/23/2026	EUR	340,000	346,117
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	204,415
Series GMTN, 3.82%, 7/26/2034	EUR	100,000	106,963
Series GMTN, 3.91%, 11/3/2026	EUR	100,000	106,004
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	215,780
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (b)	EUR	100,000	98,688
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	300,000	296,009
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	300,000	322,913
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (b)	EUR	200,000	214,278
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	300,000	303,957
ING Groep NV:
Series EMTN, 2.00%, 9/20/2028	EUR	100,000	100,060
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	205,896
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	99,798
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	245,025
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	379,279
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	500,000	459,650
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	400,000	385,902
Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (b)	EUR	400,000	$406,514
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	400,000	383,924
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	600,000	648,830
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (b)	EUR	300,000	318,925
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (b)	EUR	300,000	320,726
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (b)	EUR	200,000	214,451
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	400,000	448,540
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (b)	EUR	300,000	347,220
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	300,000	317,335
			10,447,412
NORWAY — 0.8%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (b)	GBP	100,000	123,330
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a) (b)	EUR	200,000	190,191
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	100,000	98,707
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (b)	EUR	100,000	104,400
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	200,000	214,301
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (b)	EUR	308,000	320,857
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (b)	EUR	200,000	215,054
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	300,000	317,848
			1,584,688

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	$196,829
SPAIN — 5.9%
Abertis Infraestructuras SA Series EMTN, 3.00%, 3/27/2031	EUR	200,000	205,950
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	198,261
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	197,845
1.00%, 6/21/2026	EUR	100,000	100,940
Series GMTN, 3.38%, 9/20/2027	EUR	200,000	210,818
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	300,000	323,342
Series GMTN, 4.38%, 10/14/2029 (a)	EUR	200,000	220,665
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (b)	EUR	200,000	200,766
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	200,000	194,488
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	300,000	329,179
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028 (a)	EUR	300,000	285,835
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	99,288
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	197,307
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	89,383
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	198,898
Series EMTN, 3.75%, 1/9/2034	EUR	300,000	319,612
Series EMTN, 3.88%, 1/16/2028 (a)	EUR	300,000	319,863
Series EMTN, 3.88%, 4/22/2029	EUR	300,000	318,734
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	109,431
Series EMTN, 4.88%, 10/18/2031	EUR	500,000	559,514
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a) (b)	EUR	400,000	381,901
Series EMTN, 1 yr. EUR Swap + 0.95%, 3.50%, 1/9/2028 (b)	EUR	200,000	209,887
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (b)	EUR	100,000	$105,323
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (b)	EUR	300,000	319,460
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (b)	EUR	500,000	503,013
CaixaBank SA:
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	203,266
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	203,056
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	329,705
Series EMTN, 4.38%, 11/29/2033	EUR	100,000	111,861
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (b)	EUR	300,000	287,196
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (b)	EUR	100,000	98,505
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	198,322
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (a) (b)	EUR	500,000	537,326
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.63%, 5/16/2027 (b)	EUR	100,000	105,938
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	100,000	110,175
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a) (b)	EUR	400,000	454,562
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	100,000	98,594
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	276,336
Series EMTN, 2.25%, 4/12/2026	EUR	200,000	205,572
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030 (a)	EUR	200,000	190,399
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	200,000	183,950
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	203,384

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	200,000	$212,522
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	92,727
Series EMTN, 1.20%, 8/21/2027 (a)	EUR	200,000	199,580
Series EMTN, 1.45%, 1/22/2027 (a)	EUR	500,000	504,557
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	402,492
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	99,369
Series EMTN, 2.59%, 5/25/2031	EUR	300,000	300,541
			11,809,638
SWEDEN — 1.6%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	189,287
Series GMTN, 1.75%, 11/11/2026	EUR	400,000	407,048
Series GMTN, 3.75%, 2/7/2028	EUR	350,000	370,622
Series EMTN, 3.88%, 5/9/2028	EUR	350,000	374,829
4.00%, 11/9/2026	EUR	200,000	211,292
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	300,000	281,464
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	197,671
0.50%, 2/18/2030	EUR	200,000	182,302
Series EMTN, 1.38%, 2/23/2029	EUR	200,000	194,128
3.38%, 2/17/2028	EUR	200,000	211,015
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027	EUR	300,000	306,717
Series GMTN, 4.13%, 11/13/2028	EUR	100,000	108,553
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (b)	EUR	200,000	199,831
			3,234,759
SWITZERLAND — 3.8%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030 (a)	EUR	300,000	267,034
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	101,800
Security Description		Principal Amount	Value
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036 (a)	EUR	300,000	$318,550
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	281,825
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	203,263
1.50%, 3/26/2030 (a)	EUR	200,000	192,991
2.00%, 3/26/2038	EUR	200,000	175,968
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	210,535
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	300,000	300,239
Series EMTN, 0.25%, 1/5/2026	EUR	300,000	302,881
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	176,805
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	305,697
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	190,217
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	219,526
0.63%, 2/24/2033	EUR	300,000	250,350
0.88%, 11/3/2031	EUR	400,000	353,631
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (b)	EUR	350,000	335,565
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (b)	EUR	100,000	100,807
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (b)	EUR	350,000	352,493
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (b)	EUR	200,000	206,715
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (b)	EUR	200,000	207,481
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (b)	EUR	200,000	217,913
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (a) (b)	EUR	200,000	216,380
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	600,000	707,686
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	233,549

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (b)	GBP	350,000	$451,152
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	100,000	140,155
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	500,000	493,907
			7,515,115
UNITED KINGDOM — 8.9%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	100,000	122,111
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	101,888
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	241,532
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	300,000	283,662
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (b)	EUR	150,000	165,998
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (b)	EUR	400,000	457,919
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	250,000	248,135
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (b)	EUR	200,000	215,549
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.68%, 2.89%, 1/31/2027 (b)	EUR	100,000	103,569
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (b)	EUR	300,000	328,697
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (b)	GBP	325,000	430,113
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	362,000	470,794
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (b)	GBP	200,000	251,599
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	100,000	89,749
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	297,152
Security Description		Principal Amount	Value
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027	EUR	250,000	$251,426
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	102,267
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	200,000	172,668
Series EMTN, 2.75%, 9/22/2046 (a)	GBP	200,000	149,552
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	170,941
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	300,000	301,945
1.13%, 10/17/2028	EUR	200,000	190,891
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	82,713	84,635
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	199,680
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	450,000	448,275
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	203,563
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	111,435
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	89,849
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	103,261
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	247,176
Series EMTN, 6.75%, 12/3/2028	GBP	200,000	258,215
HSBC Holdings PLC:
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	300,000	356,677
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	100,000	114,108
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (b)	EUR	100,000	94,469
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (b)	EUR	361,000	325,553
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	300,000	316,650
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (b)	EUR	100,000	104,211

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (b)	EUR	300,000	$321,812
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (b)	EUR	200,000	207,226
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	400,000	446,838
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (b)	EUR	410,000	463,551
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (b)	GBP	200,000	237,970
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (b)	GBP	330,000	409,801
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	200,000	268,246
Imperial Brands Finance Netherlands BV Series EMTN, 1.75%, 3/18/2033	EUR	300,000	263,678
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	100,000	103,063
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	191,982
Lloyds Banking Group PLC:
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a) (b)	EUR	450,000	463,190
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	473,000	524,326
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	100,000	104,737
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (b)	EUR	100,000	105,796
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	200,000	212,314
Series EMTN, 4.00%, 1/17/2030	EUR	100,000	107,277
Series EMTN, 4.25%, 6/17/2035	EUR	100,000	108,732
Security Description		Principal Amount	Value
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	200,000	$254,588
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	217,170
Nationwide Building Society:
Series EMTN, 4.50%, 11/1/2026	EUR	300,000	320,406
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	129,994
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	100,000	106,006
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	240,000	287,084
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (b)	EUR	200,000	189,466
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	376,941
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	300,000	326,289
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (b)	EUR	100,000	106,436
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (b)	EUR	100,000	104,470
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	200,000	199,444
Series EMTN, 1.38%, 3/2/2027	EUR	200,000	200,821
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (b)	GBP	100,000	129,127
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	130,000	134,121
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (a) (b)	EUR	300,000	321,778
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (b)	EUR	200,000	222,440
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	174,416

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Unilever Finance Netherlands BV 1.75%, 3/25/2030 (a)	EUR	200,000	$197,061
University of Oxford 2.54%, 12/8/2117	GBP	240,000	146,449
Vodafone Group PLC:
Series EMTN, 1.63%, 11/24/2030	EUR	100,000	96,381
Series EMTN, 2.20%, 8/25/2026	EUR	228,000	234,728
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	141,051
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	163,693
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	100,000	44,502
2.52%, 2/7/2118	GBP	100,000	61,090
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	230,000	184,012
			17,816,417
UNITED STATES — 25.9%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	350,000	356,117
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	204,085
3.13%, 6/15/2031	EUR	200,000	202,354
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	141,137
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	400,000	421,057
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	120,843
Apple, Inc.:
0.50%, 11/15/2031	EUR	200,000	179,359
1.38%, 5/24/2029	EUR	100,000	98,450
1.63%, 11/10/2026	EUR	440,000	448,322
2.00%, 9/17/2027	EUR	200,000	204,738
AT&T, Inc.:
0.25%, 3/4/2026	EUR	200,000	201,281
0.80%, 3/4/2030 (a)	EUR	160,000	148,494
1.60%, 5/19/2028	EUR	300,000	297,743
1.80%, 9/5/2026	EUR	300,000	305,675
2.35%, 9/5/2029	EUR	100,000	100,801
2.45%, 3/15/2035	EUR	200,000	188,411
2.90%, 12/4/2026	GBP	100,000	120,777
3.15%, 9/4/2036	EUR	203,000	199,905
3.50%, 12/17/2025	EUR	100,000	103,986
3.55%, 12/17/2032	EUR	250,000	262,646
3.95%, 4/30/2031	EUR	400,000	432,169
4.25%, 6/1/2043	GBP	100,000	100,127
4.30%, 11/18/2034	EUR	250,000	274,627
4.38%, 9/14/2029	GBP	250,000	303,944
4.88%, 6/1/2044	GBP	250,000	269,783
Security Description		Principal Amount	Value
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	$345,080
Bank of America Corp.:
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (b)	GBP	150,000	168,857
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	94,999
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	500,000	487,312
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	600,000	548,599
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	450,000	402,957
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	380,000	402,299
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	450,000	407,467
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	350,000	357,015
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	200,000	199,965
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	100,000	106,234
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	86,520
2.63%, 6/19/2059	GBP	200,000	136,914
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	633,872
1.13%, 3/16/2027	EUR	200,000	200,600
1.63%, 3/16/2035	EUR	250,000	224,378
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	121,850
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	125,347
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	102,048
4.13%, 5/12/2033	EUR	400,000	436,554
4.50%, 11/15/2031	EUR	200,000	222,857
4.75%, 11/15/2034	EUR	200,000	228,620
BorgWarner, Inc. 1.00%, 5/19/2031 (a)	EUR	270,000	240,303
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	275,699

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	$205,077
2.82%, 4/7/2032	EUR	100,000	100,544
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	100,000	105,073
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	192,161
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	97,880
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (b)	EUR	581,000	576,966
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	200,000	211,203
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	100,000	105,674
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	256,000	277,195
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	400,000	371,652
1.13%, 3/9/2027	EUR	100,000	100,437
1.63%, 3/9/2035	EUR	200,000	179,794
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	300,000	296,789
0.75%, 2/20/2032	EUR	200,000	176,198
1.88%, 2/20/2036 (a)	GBP	225,000	200,378
5.25%, 9/26/2040	GBP	150,000	178,675
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	200,000	201,227
0.45%, 3/18/2028	EUR	200,000	192,670
0.75%, 9/18/2031	EUR	350,000	312,303
1.35%, 9/18/2039	EUR	100,000	78,345
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	309,345
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	86,343
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	196,822
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	153,001
Exxon Mobil Corp.:
0.52%, 6/26/2028 (a)	EUR	250,000	240,146
0.84%, 6/26/2032	EUR	250,000	220,823
1.41%, 6/26/2039	EUR	200,000	156,613
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	203,167
Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR	300,000	294,276
Ford Motor Credit Co. LLC:
Series EMTN, 4.45%, 2/14/2030	EUR	370,000	393,671
Security Description		Principal Amount	Value
4.87%, 8/3/2027	EUR	100,000	$107,614
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	230,000	220,937
Series EMTN, 0.75%, 3/23/2032	EUR	300,000	260,167
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	424,885
Series EMTN, 0.88%, 1/21/2030	EUR	100,000	93,370
Series EMTN, 1.00%, 3/18/2033	EUR	175,000	152,124
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	338,023
Series EMTN, 1.63%, 7/27/2026	EUR	436,000	444,069
Series EMTN, 2.00%, 11/1/2028 (a)	EUR	377,000	377,632
Series EMTN, 3.00%, 2/12/2031	EUR	17,000	17,595
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	231,952
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	186,570
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	100,000	119,119
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	300,000	326,336
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	192,202
0.65%, 2/11/2032	EUR	300,000	262,671
Series EMTN, 0.88%, 2/9/2030	EUR	200,000	187,265
1.25%, 1/29/2027	EUR	150,000	151,031
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	175,511
1.75%, 1/31/2031	EUR	250,000	240,612
3.38%, 2/6/2027	EUR	300,000	314,405
3.63%, 2/6/2031	EUR	100,000	106,525
3.75%, 2/6/2035	EUR	100,000	107,149
4.00%, 2/6/2043	EUR	300,000	318,486
4.88%, 2/6/2038	GBP	200,000	232,661
Johnson & Johnson:
1.65%, 5/20/2035	EUR	200,000	183,404
3.55%, 6/1/2044	EUR	150,000	158,963
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	202,832
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (b)	EUR	350,000	343,424

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a) (b)	EUR	300,000	$257,939
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (b)	EUR	250,000	263,651
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	700,000	709,798
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	400,000	401,790
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	100,000	92,340
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	400,000	358,986
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	300,000	299,832
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	350,000	370,484
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	150,000	148,779
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	474,000	523,572
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	200,000	204,313
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	101,718
Medtronic Global Holdings SCA:
0.38%, 10/15/2028	EUR	200,000	189,243
1.00%, 7/2/2031	EUR	100,000	91,471
1.13%, 3/7/2027	EUR	300,000	300,413
1.38%, 10/15/2040	EUR	250,000	189,306
1.50%, 7/2/2039	EUR	450,000	357,969
1.63%, 3/7/2031	EUR	200,000	191,410
1.63%, 10/15/2050	EUR	150,000	101,841
1.75%, 7/2/2049	EUR	300,000	211,503
3.00%, 10/15/2028 (a)	EUR	200,000	208,197
3.13%, 10/15/2031	EUR	350,000	363,825
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	102,156
Microsoft Corp. 3.13%, 12/6/2028	EUR	250,000	264,411
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	101,135
Series GMTN, 1.88%, 4/27/2027	EUR	284,000	288,057
Security Description		Principal Amount	Value
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	$119,299
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (b)	EUR	200,000	198,124
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	400,000	360,490
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	500,000	471,502
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	400,000	353,357
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	300,000	318,626
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	200,000	211,949
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	500,000	505,893
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	323,000	350,940
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	227,000	246,867
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	400,000	462,076
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (b)	GBP	200,000	244,263
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	200,000	259,525
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	300,000	305,524
Series EMTN, 1.50%, 4/1/2030	EUR	306,000	298,389
Netflix, Inc.:
3.63%, 5/15/2027	EUR	275,000	290,782
3.63%, 6/15/2030	EUR	200,000	213,265
4.63%, 5/15/2029 (a)	EUR	400,000	443,410
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	100,000	96,562
0.75%, 10/14/2033	EUR	200,000	171,541
Pfizer, Inc. 2.74%, 6/15/2043	GBP	300,000	251,539
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	400,000	414,719

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	$217,969
Sanofi SA:
Series 8FXD, 1.00%, 3/21/2026	EUR	300,000	304,872
Series 12FX, 1.38%, 3/21/2030	EUR	500,000	483,394
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	194,470
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	305,883
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	179,003
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	100,000	101,095
2.00%, 5/6/2032	EUR	400,000	380,720
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	400,000	385,777
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	87,470
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	96,674
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	70,665
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	197,660
Series EMTN, 1.25%, 11/11/2032	EUR	300,000	268,868
Series EMTN, 1.50%, 4/7/2028	EUR	350,000	348,506
Series EMTN, 1.88%, 4/7/2032	EUR	300,000	285,858
Series EMTN, 2.50%, 3/24/2026	EUR	200,000	206,900
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	196,489
Series EMTN, 0.75%, 1/18/2029 (a)	EUR	400,000	376,400
Series EMTN, 1.25%, 6/20/2033	EUR	250,000	211,312
2.75%, 5/15/2026	EUR	200,000	206,485
Series EMTN, 2.75%, 4/1/2032	EUR	182,000	175,864
3.88%, 1/5/2026	EUR	200,000	208,464
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	500,000	539,389
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	250,000	228,649
1.13%, 10/18/2033	EUR	250,000	217,442
1.63%, 10/18/2041	EUR	100,000	76,104
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	270,000	194,233
Security Description		Principal Amount	Value
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	100,000	$96,022
Series EMTN, 0.25%, 7/16/2026	EUR	100,000	99,667
Series EMTN, 3.63%, 7/15/2031	EUR	150,000	158,833
Series EMTN, 4.05%, 9/13/2029	EUR	500,000	540,587
Upjohn Finance BV 1.91%, 6/23/2032	EUR	200,000	183,808
Verizon Communications, Inc.:
0.38%, 3/22/2029 (a)	EUR	200,000	186,825
0.75%, 3/22/2032	EUR	200,000	174,691
1.25%, 4/8/2030	EUR	200,000	189,360
1.30%, 5/18/2033	EUR	170,000	149,855
1.38%, 11/2/2028	EUR	100,000	98,469
2.63%, 12/1/2031	EUR	200,000	200,172
Series 20Y, 2.88%, 1/15/2038	EUR	350,000	333,201
3.38%, 10/27/2036	GBP	100,000	101,503
3.50%, 6/28/2032	EUR	150,000	157,927
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	157,506
4.25%, 10/31/2030	EUR	375,000	411,601
4.75%, 10/31/2034	EUR	175,000	199,345
Visa, Inc. 1.50%, 6/15/2026	EUR	350,000	357,494
Walmart, Inc.:
4.88%, 9/21/2029	EUR	151,000	172,119
5.25%, 9/28/2035	GBP	138,000	176,956
5.63%, 3/27/2034	GBP	200,000	263,764
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	272,265
0.63%, 8/14/2030	EUR	200,000	179,395
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	298,750
Series EMTN, 1.38%, 10/26/2026	EUR	200,000	201,785
Series EMTN, 1.50%, 5/24/2027 (a)	EUR	200,000	200,028
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	409,875
4.63%, 11/2/2035	GBP	50,000	58,764
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	400,000	390,028
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (b)	EUR	250,000	265,860
			51,851,010
TOTAL CORPORATE BONDS & NOTES (Cost $211,984,095)			196,116,601

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (e) (f)	15,125	$15,125
State Street Navigator Securities Lending Portfolio II (g) (h)	17,057,091	17,057,091
TOTAL SHORT-TERM INVESTMENTS (Cost $17,072,216)		17,072,216
TOTAL INVESTMENTS — 106.6% (Cost $229,056,311)		213,188,817
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(13,130,807)
NET ASSETS — 100.0%		$200,058,010
(a)	All or a portion of the shares of the security are on loan at December 31, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$196,116,601	$—	$196,116,601
Short-Term Investments	17,072,216	—	—	17,072,216
TOTAL INVESTMENTS	$17,072,216	$196,116,601	$—	$213,188,817

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,708	$1,708	$35,212,662	$35,199,245	$—	$—	15,125	$15,125	$9,331
State Street Navigator Securities Lending Portfolio II	8,990,962	8,990,962	70,726,838	62,660,709	—	—	17,057,091	17,057,091	26,385
Total		$8,992,670	$105,939,500	$97,859,954	$—	$—		$17,072,216	$35,716
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.0%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	3,469,000	$2,028,456
1.00%, 12/21/2030	AUD	3,663,000	1,903,171
1.00%, 11/21/2031	AUD	3,707,000	1,863,212
1.25%, 5/21/2032	AUD	3,033,000	1,526,869
1.50%, 6/21/2031	AUD	3,355,000	1,771,021
1.75%, 11/21/2032	AUD	2,598,000	1,339,007
1.75%, 6/21/2051	AUD	2,075,000	691,021
2.25%, 5/21/2028	AUD	2,932,000	1,723,619
2.50%, 5/21/2030	AUD	3,746,000	2,152,878
2.75%, 11/21/2027	AUD	3,335,000	2,003,395
2.75%, 11/21/2028	AUD	3,736,000	2,220,249
2.75%, 11/21/2029	AUD	3,547,000	2,080,588
2.75%, 6/21/2035	AUD	919,000	490,420
2.75%, 5/21/2041	AUD	1,101,000	532,034
3.00%, 11/21/2033	AUD	2,191,000	1,223,778
3.00%, 3/21/2047	AUD	1,635,000	761,490
3.25%, 4/21/2029	AUD	4,314,000	2,602,850
3.25%, 6/21/2039	AUD	1,460,000	778,336
3.50%, 12/21/2034	AUD	2,018,000	1,161,284
3.75%, 5/21/2034	AUD	3,262,000	1,927,086
3.75%, 4/21/2037	AUD	1,486,000	856,536
4.25%, 4/21/2026	AUD	3,740,000	2,324,352
4.25%, 6/21/2034	AUD	1,770,000	1,085,627
4.25%, 12/21/2035	AUD	1,425,000	868,966
4.50%, 4/21/2033	AUD	2,753,000	1,729,441
4.75%, 4/21/2027	AUD	3,538,000	2,233,663
4.75%, 6/21/2054	AUD	549,000	334,720
			40,214,069
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,431,000	1,357,336
Zero Coupon, 2/20/2030	EUR	1,311,000	1,197,248
Zero Coupon, 2/20/2031	EUR	1,382,000	1,225,675
Zero Coupon, 10/20/2040	EUR	604,000	392,718
0.25%, 10/20/2036	EUR	756,000	575,819
0.50%, 4/20/2027	EUR	1,192,000	1,187,159
0.50%, 2/20/2029	EUR	1,435,000	1,377,646
0.70%, 4/20/2071	EUR	515,000	246,311
0.75%, 10/20/2026	EUR	698,000	704,710
0.75%, 2/20/2028	EUR	1,272,000	1,256,631
0.75%, 3/20/2051	EUR	810,000	500,480
0.85%, 6/30/2120	EUR	500,000	221,390
0.90%, 2/20/2032	EUR	1,165,000	1,071,221
1.50%, 2/20/2047	EUR	992,000	779,199
1.50%, 11/2/2086	EUR	317,000	199,634
Security Description		Principal Amount	Value
1.85%, 5/23/2049	EUR	600,000	$499,704
2.00%, 7/15/2026	EUR	489,000	504,783
2.10%, 9/20/2117	EUR	471,000	371,848
2.40%, 5/23/2034	EUR	929,000	932,824
2.50%, 10/20/2029	EUR	796,000	827,295
2.90%, 5/23/2029	EUR	600,000	634,338
2.90%, 2/20/2033	EUR	1,599,000	1,678,225
2.90%, 2/20/2034	EUR	1,186,000	1,240,089
3.15%, 6/20/2044	EUR	1,056,000	1,107,729
3.15%, 10/20/2053	EUR	498,000	522,028
3.45%, 10/20/2030	EUR	698,000	758,181
3.80%, 1/26/2062	EUR	665,000	802,707
4.15%, 3/15/2037	EUR	1,843,000	2,145,551
4.85%, 3/15/2026	EUR	946,000	1,009,251
6.25%, 7/15/2027	EUR	1,098,000	1,247,601
			26,575,331
BELGIUM — 3.8%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,127,000	1,095,838
Zero Coupon, 10/22/2031	EUR	1,368,000	1,182,101
0.10%, 6/22/2030	EUR	1,283,200	1,165,356
0.65%, 6/22/2071	EUR	711,000	296,017
0.80%, 6/22/2027	EUR	1,588,000	1,587,775
0.80%, 6/22/2028	EUR	1,668,000	1,639,696
0.90%, 6/22/2029	EUR	1,894,000	1,833,902
1.00%, 6/22/2026	EUR	564,000	573,796
1.00%, 6/22/2031	EUR	1,813,000	1,695,228
1.25%, 4/22/2033	EUR	1,005,000	922,244
1.40%, 6/22/2053	EUR	1,100,000	713,373
1.45%, 6/22/2037	EUR	525,000	449,567
1.60%, 6/22/2047	EUR	1,038,000	771,242
1.70%, 6/22/2050	EUR	1,194,000	868,798
1.90%, 6/22/2038	EUR	770,000	686,298
2.15%, 6/22/2066	EUR	1,171,000	870,664
2.25%, 6/22/2057	EUR	830,000	645,372
2.70%, 10/22/2029	EUR	1,634,000	1,707,956
2.75%, 4/22/2039	EUR	867,000	850,609
2.85%, 10/22/2034	EUR	1,605,000	1,643,746
3.00%, 6/22/2033	EUR	1,964,000	2,053,676
3.00%, 6/22/2034	EUR	1,192,000	1,243,439
3.30%, 6/22/2054	EUR	1,196,000	1,182,950
3.45%, 6/22/2043	EUR	621,000	649,443
3.75%, 6/22/2045	EUR	1,093,000	1,189,512
4.00%, 3/28/2032	EUR	1,328,000	1,481,602
4.25%, 3/28/2041	EUR	1,754,000	2,026,709
4.50%, 3/28/2026	EUR	899,000	955,956
5.00%, 3/28/2035	EUR	2,460,000	2,987,818
5.50%, 3/28/2028	EUR	2,277,000	2,585,864
			37,556,547

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	226,000	$152,285
0.50%, 12/1/2030	CAD	2,448,000	1,469,770
1.00%, 9/1/2026	CAD	1,800,000	1,213,717
1.00%, 6/1/2027	CAD	905,000	602,918
1.25%, 3/1/2027	CAD	1,072,000	719,996
1.25%, 6/1/2030	CAD	2,981,000	1,890,703
1.50%, 6/1/2026	CAD	903,000	616,177
1.50%, 6/1/2031	CAD	2,722,000	1,720,621
1.50%, 12/1/2031	CAD	1,683,000	1,054,104
1.75%, 12/1/2053	CAD	2,314,000	1,139,865
2.00%, 6/1/2028	CAD	603,000	407,266
2.00%, 6/1/2032	CAD	1,886,000	1,213,324
2.00%, 12/1/2051	CAD	3,570,000	1,895,337
2.25%, 6/1/2029	CAD	979,000	663,333
2.25%, 12/1/2029	CAD	605,000	407,212
2.50%, 12/1/2032	CAD	1,728,000	1,146,557
2.75%, 9/1/2027	CAD	1,469,000	1,017,636
2.75%, 3/1/2030	CAD	1,220,000	838,468
2.75%, 6/1/2033	CAD	1,694,000	1,141,501
2.75%, 12/1/2048	CAD	1,096,000	689,218
2.75%, 12/1/2055	CAD	2,271,000	1,402,092
2.75%, 12/1/2064	CAD	671,000	417,124
3.00%, 4/1/2026	CAD	778,000	541,208
3.00%, 2/1/2027	CAD	1,515,000	1,055,001
3.00%, 6/1/2034	CAD	2,075,000	1,417,614
3.25%, 11/1/2026	CAD	1,540,000	1,076,769
3.25%, 8/24/2027	CAD	1,000,000	701,495
3.25%, 9/1/2028	CAD	1,720,000	1,209,166
3.25%, 12/1/2033	CAD	1,508,000	1,053,052
3.25%, 12/1/2034	CAD	1,742,000	1,213,295
3.50%, 3/1/2028	CAD	1,000,000	707,795
3.50%, 9/1/2029	CAD	4,115,000	2,927,052
3.50%, 3/1/2034	CAD	1,190,000	846,851
3.50%, 12/1/2045	CAD	1,497,000	1,067,875
4.00%, 5/1/2026	CAD	1,945,000	1,370,493
4.00%, 8/1/2026	CAD	2,170,000	1,533,032
4.00%, 3/1/2029	CAD	1,875,000	1,357,087
4.00%, 6/1/2041	CAD	1,560,000	1,179,968
4.50%, 2/1/2026	CAD	1,725,000	1,218,583
5.00%, 6/1/2037	CAD	1,036,000	847,198
5.75%, 6/1/2029	CAD	1,172,000	910,415
5.75%, 6/1/2033	CAD	1,497,000	1,234,926
8.00%, 6/1/2027	CAD	415,000	323,012
			45,611,111
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	355,000,000	317,609
Zero Coupon, 4/1/2029	CLP	590,000,000	485,845
4.70%, 9/1/2030	CLP	330,000,000	313,364
5.00%, 10/1/2028	CLP	195,000,000	191,035
5.00%, 3/1/2035	CLP	365,000,000	341,143
Security Description		Principal Amount	Value
5.10%, 7/15/2050	CLP	240,000,000	$227,588
5.30%, 11/1/2037	CLP	285,000,000	269,080
5.80%, 10/1/2029	CLP	225,000,000	225,861
5.80%, 10/1/2034	CLP	95,000,000	94,568
6.00%, 4/1/2033	CLP	415,000,000	420,107
6.00%, 1/1/2043	CLP	330,000,000	342,066
6.20%, 10/1/2040	CLP	140,000,000	146,052
7.00%, 5/1/2034	CLP	275,000,000	298,993
			3,673,311
CHINA — 4.6%
China Government Bonds:
1.06%, 12/15/2026	CNY	3,000,000	410,210
1.35%, 9/25/2026	CNY	5,500,000	756,648
1.42%, 11/15/2027	CNY	1,500,000	206,835
1.62%, 8/15/2027	CNY	5,000,000	692,374
1.67%, 6/15/2026	CNY	3,900,000	538,746
1.74%, 10/15/2029	CNY	2,500,000	347,536
1.85%, 5/15/2027	CNY	4,650,000	647,412
1.87%, 9/15/2031	CNY	4,620,000	643,987
1.91%, 7/15/2029	CNY	4,500,000	629,585
1.99%, 3/15/2026	CNY	3,750,000	519,729
2.04%, 2/25/2027	CNY	7,220,000	1,007,999
2.05%, 4/15/2029	CNY	5,400,000	759,457
2.11%, 8/25/2034	CNY	4,500,000	638,942
2.12%, 6/25/2031	CNY	4,800,000	678,211
2.18%, 8/15/2026	CNY	7,000,000	975,039
2.27%, 5/25/2034	CNY	5,900,000	848,806
2.28%, 3/25/2031	CNY	5,000,000	712,780
2.30%, 5/15/2026	CNY	2,000,000	278,032
2.35%, 2/25/2034	CNY	5,700,000	821,970
2.37%, 1/20/2027	CNY	1,400,000	196,604
2.37%, 1/15/2029	CNY	4,150,000	589,806
2.39%, 11/15/2026	CNY	4,250,000	595,757
2.40%, 7/15/2028	CNY	4,500,000	639,119
2.44%, 10/15/2027	CNY	6,050,000	855,807
2.46%, 2/15/2026	CNY	2,090,000	290,897
2.48%, 4/15/2027	CNY	6,500,000	917,552
2.48%, 9/25/2028	CNY	5,750,000	819,398
2.50%, 7/25/2027	CNY	4,500,000	635,483
2.52%, 8/25/2033	CNY	5,000,000	728,488
2.55%, 10/15/2028	CNY	4,870,000	695,938
2.60%, 9/15/2030	CNY	7,300,000	1,056,007
2.60%, 9/1/2032	CNY	7,500,000	1,094,708
2.62%, 4/15/2028	CNY	4,450,000	635,559
2.62%, 6/25/2030	CNY	4,000,000	578,851
2.64%, 1/15/2028	CNY	5,500,000	784,919
2.65%, 3/25/2074	CNY	1,750,000	287,639
2.67%, 5/25/2033	CNY	5,400,000	794,561
2.69%, 8/12/2026	CNY	4,000,000	561,817
2.69%, 8/15/2032	CNY	8,000,000	1,176,816
2.75%, 6/15/2029	CNY	2,550,000	369,141
2.75%, 2/17/2032	CNY	5,650,000	832,344
2.76%, 5/15/2032	CNY	2,650,000	390,779
2.79%, 12/15/2029	CNY	2,000,000	291,201
2.80%, 3/24/2029	CNY	4,000,000	578,826

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.80%, 3/25/2030	CNY	3,600,000	$525,362
2.80%, 11/15/2032	CNY	7,750,000	1,147,312
2.85%, 6/4/2027	CNY	6,700,000	954,789
2.88%, 2/25/2033	CNY	3,850,000	575,200
2.89%, 11/18/2031	CNY	6,400,000	950,110
3.00%, 10/15/2053	CNY	4,500,000	751,023
3.12%, 10/25/2052	CNY	3,500,000	588,668
3.19%, 4/15/2053	CNY	5,500,000	941,855
3.25%, 6/6/2026	CNY	9,350,000	1,319,753
3.25%, 11/22/2028	CNY	6,470,000	951,630
3.27%, 11/19/2030	CNY	8,350,000	1,259,562
3.27%, 3/25/2073	CNY	3,750,000	711,830
3.32%, 4/15/2052	CNY	4,000,000	694,453
3.39%, 3/16/2050	CNY	3,550,000	613,991
3.40%, 7/15/2072	CNY	1,000,000	193,869
3.76%, 3/22/2071	CNY	2,500,000	519,434
3.81%, 9/14/2050	CNY	2,500,000	467,640
4.08%, 10/22/2048	CNY	19,330,000	3,657,490
4.63%, 8/11/2034	CNY	500,000	88,832
			45,425,118
COLOMBIA — 0.6%
Colombia TES:
5.75%, 11/3/2027	COP	3,367,000,000	684,598
6.00%, 4/28/2028	COP	2,664,000,000	531,507
6.25%, 7/9/2036	COP	1,000,000,000	146,443
7.00%, 3/26/2031	COP	3,132,000,000	580,447
7.00%, 6/30/2032	COP	4,245,000,000	751,461
7.25%, 10/18/2034	COP	2,024,000,000	340,794
7.25%, 10/26/2050	COP	2,162,000,000	291,635
7.50%, 8/26/2026	COP	2,284,000,000	504,586
9.25%, 5/28/2042	COP	4,880,000,000	854,466
11.50%, 7/25/2046	COP	3,305,000,000	678,697
13.25%, 2/9/2033	COP	3,627,400,000	888,905
			6,253,539
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	153,846
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	185,107
1.50%, 6/17/2031	EUR	150,000	143,464
2.88%, 4/22/2032	EUR	750,000	778,323
3.00%, 3/20/2027	EUR	1,000,000	1,046,528
3.38%, 3/12/2034	EUR	175,000	186,523
			2,493,791
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	124,000	115,792
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	136,709
Security Description		Principal Amount	Value
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	$76,535
Series EMTN, 1.50%, 4/16/2027	EUR	175,000	177,221
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	50,986
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	101,253
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	224,198
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	178,650
			1,061,344
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	6,480,000	221,680
0.25%, 2/10/2027	CZK	13,800,000	527,888
0.95%, 5/15/2030	CZK	13,330,000	471,457
1.00%, 6/26/2026	CZK	10,740,000	424,817
1.20%, 3/13/2031	CZK	14,160,000	495,094
1.50%, 4/24/2040	CZK	7,600,000	212,570
1.75%, 6/23/2032	CZK	6,100,000	215,263
1.95%, 7/30/2037	CZK	3,500,000	110,756
2.00%, 10/13/2033	CZK	22,380,000	776,149
2.50%, 8/25/2028	CZK	14,500,000	570,903
2.75%, 7/23/2029	CZK	15,750,000	618,148
3.00%, 3/3/2033	CZK	5,970,000	226,440
3.50%, 5/30/2035	CZK	9,400,000	363,443
3.60%, 6/3/2036	CZK	6,000,000	230,903
4.20%, 12/4/2036	CZK	8,690,000	353,363
4.50%, 11/11/2032	CZK	11,900,000	502,492
4.85%, 11/26/2057	CZK	1,750,000	74,437
4.90%, 4/14/2034	CZK	6,350,000	275,656
5.00%, 9/30/2030	CZK	17,600,000	765,597
5.50%, 12/12/2028	CZK	11,400,000	499,318
5.75%, 3/29/2029	CZK	8,200,000	363,117
6.00%, 2/26/2026	CZK	10,050,000	425,600
6.20%, 6/16/2031	CZK	3,700,000	171,770
			8,896,861
DENMARK — 0.6%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	8,646,000	1,052,319
0.25%, 11/15/2052	DKK	4,117,000	333,685
0.50%, 11/15/2027	DKK	7,480,000	1,001,795
0.50%, 11/15/2029	DKK	3,165,000	411,093
2.25%, 11/15/2033	DKK	4,813,000	676,592
4.50%, 11/15/2039	DKK	13,589,000	2,401,373
			5,876,857

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
ESTONIA — 0.0% (a)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	$169,244
4.00%, 10/12/2032	EUR	175,000	194,949
			364,193
FINLAND — 1.2%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	196,000	195,579
Zero Coupon, 9/15/2030	EUR	509,000	457,509
0.13%, 9/15/2031	EUR	646,000	568,842
0.13%, 4/15/2036	EUR	296,000	225,026
0.13%, 4/15/2052	EUR	834,000	409,729
0.25%, 9/15/2040	EUR	265,000	180,312
0.50%, 4/15/2026	EUR	549,000	556,284
0.50%, 9/15/2027	EUR	579,000	573,374
0.50%, 9/15/2028	EUR	642,000	621,892
0.50%, 9/15/2029	EUR	755,000	715,434
0.50%, 4/15/2043	EUR	458,000	306,942
0.75%, 4/15/2031	EUR	471,000	436,830
1.13%, 4/15/2034	EUR	641,000	575,353
1.38%, 4/15/2027	EUR	408,000	414,533
1.38%, 4/15/2047	EUR	665,000	507,481
1.50%, 9/15/2032	EUR	595,000	565,209
2.50%, 4/15/2030	EUR	577,000	598,420
2.63%, 7/4/2042	EUR	735,000	720,959
2.75%, 7/4/2028	EUR	495,000	520,599
2.75%, 4/15/2038	EUR	350,000	353,567
2.88%, 4/15/2029	EUR	677,000	714,189
3.00%, 9/15/2033	EUR	1,035,000	1,090,756
3.00%, 9/15/2034	EUR	595,000	624,996
			11,933,815
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026	EUR	628,000	633,799
Zero Coupon, 2/25/2027	EUR	558,000	550,172
Zero Coupon, 11/25/2029	EUR	1,320,000	1,202,796
Zero Coupon, 11/25/2030	EUR	1,358,000	1,196,229
Zero Coupon, 11/25/2031	EUR	1,352,000	1,151,707
Zero Coupon, 5/25/2032	EUR	1,024,000	855,285
0.25%, 11/25/2026	EUR	587,000	585,367
0.50%, 5/25/2026	EUR	1,003,000	1,014,272
0.50%, 5/25/2029	EUR	1,599,000	1,511,677
0.50%, 5/25/2040	EUR	833,000	561,258
Security Description		Principal Amount	Value
0.50%, 6/25/2044	EUR	374,000	$224,840
0.50%, 5/25/2072	EUR	510,000	180,527
0.75%, 2/25/2028	EUR	1,482,000	1,456,134
0.75%, 5/25/2028	EUR	1,733,000	1,694,662
0.75%, 11/25/2028	EUR	1,607,000	1,553,820
0.75%, 5/25/2052	EUR	763,000	400,094
0.75%, 5/25/2053	EUR	800,000	410,085
1.00%, 5/25/2027	EUR	1,132,000	1,136,540
1.25%, 5/25/2034	EUR	1,409,000	1,236,233
1.25%, 5/25/2036	EUR	1,174,000	987,324
1.25%, 5/25/2038	EUR	707,000	564,754
1.50%, 5/25/2031	EUR	1,180,000	1,129,173
1.50%, 5/25/2050	EUR	265,000	178,429
1.75%, 6/25/2039	EUR	894,000	754,994
1.75%, 5/25/2066	EUR	450,000	282,924
2.00%, 11/25/2032	EUR	350,000	336,926
2.00%, 5/25/2048	EUR	576,000	447,560
2.50%, 9/24/2026	EUR	1,335,000	1,387,759
2.50%, 9/24/2027	EUR	1,919,000	1,992,971
2.50%, 5/25/2030	EUR	1,895,000	1,941,814
2.50%, 5/25/2043	EUR	491,000	437,886
2.75%, 10/25/2027	EUR	1,784,000	1,865,961
2.75%, 2/25/2029	EUR	1,601,000	1,666,856
2.75%, 2/25/2030	EUR	1,216,000	1,260,892
3.00%, 5/25/2033	EUR	1,613,000	1,661,424
3.00%, 11/25/2034	EUR	1,033,000	1,052,771
3.00%, 6/25/2049	EUR	448,000	418,953
3.00%, 5/25/2054	EUR	775,000	701,621
3.25%, 5/25/2045	EUR	1,191,000	1,180,126
3.25%, 5/25/2055	EUR	550,000	520,688
3.50%, 4/25/2026	EUR	1,771,000	1,863,073
3.50%, 11/25/2033	EUR	1,483,000	1,580,340
4.00%, 10/25/2038	EUR	956,000	1,055,377
4.00%, 4/25/2055	EUR	906,000	984,928
4.00%, 4/25/2060	EUR	612,000	668,083
4.50%, 4/25/2041	EUR	1,330,000	1,549,352
4.75%, 4/25/2035	EUR	966,000	1,134,272
5.50%, 4/25/2029	EUR	1,196,000	1,382,045
5.75%, 10/25/2032	EUR	1,104,000	1,361,444
			49,906,217
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 4/10/2026	EUR	744,000	751,022
Zero Coupon, 10/9/2026	EUR	531,000	530,855
Zero Coupon, 4/16/2027	EUR	580,000	573,754
1.30%, 10/15/2027	EUR	624,000	634,424
2.10%, 4/12/2029	EUR	968,000	1,001,702
2.20%, 4/13/2028	EUR	650,000	676,416
2.40%, 10/19/2028	EUR	1,606,000	1,682,645
2.50%, 10/11/2029	EUR	1,101,000	1,157,648

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	$560,423
Zero Coupon, 11/15/2027	EUR	371,000	362,937
Zero Coupon, 11/15/2028	EUR	542,000	519,255
Zero Coupon, 8/15/2029	EUR	429,000	404,507
Zero Coupon, 2/15/2030	EUR	484,000	451,024
Zero Coupon, 8/15/2030	EUR	892,000	822,604
Zero Coupon, 2/15/2031	EUR	595,000	541,938
Zero Coupon, 8/15/2031	EUR	709,000	638,139
Zero Coupon, 2/15/2032	EUR	260,000	230,822
Zero Coupon, 5/15/2036	EUR	694,000	544,016
Zero Coupon, 8/15/2050	EUR	1,714,000	929,279
Zero Coupon, 8/15/2052	EUR	1,392,000	716,955
0.25%, 2/15/2027	EUR	622,000	621,052
0.25%, 8/15/2028	EUR	713,000	693,797
0.25%, 2/15/2029	EUR	120,000	115,661
0.50%, 2/15/2026	EUR	162,000	164,830
0.50%, 8/15/2027	EUR	763,000	760,939
0.50%, 2/15/2028	EUR	787,000	778,835
1.00%, 5/15/2038	EUR	593,000	507,303
1.25%, 8/15/2048	EUR	1,118,000	890,328
1.70%, 8/15/2032	EUR	750,000	748,822
1.80%, 8/15/2053	EUR	1,478,000	1,290,363
2.10%, 11/15/2029	EUR	977,000	1,009,351
2.20%, 2/15/2034	EUR	1,377,000	1,410,358
2.30%, 2/15/2033	EUR	1,972,000	2,046,712
2.40%, 11/15/2030	EUR	897,000	940,027
2.50%, 7/4/2044	EUR	844,000	862,419
2.50%, 8/15/2046	EUR	789,000	806,111
2.60%, 8/15/2033	EUR	1,050,000	1,112,148
2.60%, 8/15/2034	EUR	650,000	686,655
3.25%, 7/4/2042	EUR	972,000	1,097,712
4.00%, 1/4/2037	EUR	1,179,000	1,409,800
4.25%, 7/4/2039	EUR	1,155,000	1,436,533
4.75%, 7/4/2028	EUR	1,082,000	1,221,994
4.75%, 7/4/2034	EUR	932,000	1,161,539
4.75%, 7/4/2040	EUR	946,000	1,248,980
5.50%, 1/4/2031	EUR	1,263,000	1,549,147
5.63%, 1/4/2028	EUR	1,319,000	1,507,645
6.25%, 1/4/2030	EUR	1,059,000	1,306,154
6.50%, 7/4/2027	EUR	1,043,000	1,196,155
Security Description		Principal Amount	Value
Bundesschatzanweisungen:
2.00%, 12/10/2026	EUR	505,000	$522,105
2.50%, 3/19/2026	EUR	550,000	572,040
2.70%, 9/17/2026	EUR	600,000	627,431
2.90%, 6/18/2026	EUR	900,000	942,425
			44,975,736
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	450,000	407,902
1.50%, 6/18/2030	EUR	700,000	680,012
1.75%, 6/18/2032	EUR	300,000	284,842
1.88%, 7/23/2026	EUR	625,000	644,919
1.88%, 1/24/2052	EUR	350,000	251,168
2.00%, 4/22/2027	EUR	300,000	309,393
3.38%, 6/15/2034	EUR	550,000	576,148
3.88%, 6/15/2028	EUR	1,000,000	1,086,995
4.13%, 6/15/2054	EUR	300,000	322,685
4.25%, 6/15/2033	EUR	1,250,000	1,399,503
4.38%, 7/18/2038	EUR	1,750,000	1,969,481
			7,933,048
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	220,232
1.59%, 3/4/2036	HKD	200,000	20,854
1.68%, 1/21/2026	HKD	1,800,000	227,332
1.89%, 3/2/2032	HKD	800,000	92,263
1.97%, 1/17/2029	HKD	600,000	73,128
2.02%, 3/7/2034	HKD	300,000	33,669
2.13%, 7/16/2030	HKD	500,000	59,990
Hong Kong Government Infrastructure Bonds Programme 2.89%, 10/25/2027	HKD	950,000	120,349
			847,817
HUNGARY — 0.4%
Hungary Government Bonds:
1.50%, 8/26/2026	HUF	90,000,000	211,416
2.00%, 5/23/2029	HUF	50,000,000	106,406
2.25%, 4/20/2033	HUF	66,720,000	122,741
2.25%, 6/22/2034	HUF	40,000,000	71,365
2.75%, 12/22/2026	HUF	109,780,000	259,451
3.00%, 10/27/2027	HUF	191,260,000	441,118
3.00%, 8/21/2030	HUF	169,210,000	363,885
3.00%, 10/27/2038	HUF	103,500,000	170,899
3.00%, 4/25/2041	HUF	134,630,000	209,780
3.25%, 10/22/2031	HUF	135,000,000	284,087
4.50%, 3/23/2028	HUF	100,000,000	237,928
4.50%, 5/27/2032	HUF	71,000,000	158,445
4.75%, 11/24/2032	HUF	183,000,000	409,296
6.75%, 10/22/2028	HUF	228,870,000	582,138

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
9.50%, 10/21/2026	HUF	103,650,000	$275,218
			3,904,173
INDONESIA — 2.7%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	10,944,000,000	652,037
5.50%, 4/15/2026	IDR	4,299,000,000	261,728
6.13%, 5/15/2028	IDR	28,599,000,000	1,729,338
6.25%, 6/15/2036	IDR	5,270,000,000	306,790
6.38%, 8/15/2028	IDR	19,328,000,000	1,176,324
6.38%, 4/15/2032	IDR	16,352,000,000	975,786
6.38%, 7/15/2037	IDR	10,555,000,000	620,555
6.50%, 7/15/2030	IDR	13,034,000,000	789,482
6.50%, 2/15/2031	IDR	24,990,000,000	1,508,933
6.63%, 5/15/2033	IDR	33,445,000,000	2,022,160
6.63%, 2/15/2034	IDR	28,598,000,000	1,727,678
6.75%, 7/15/2035	IDR	12,856,000,000	782,972
6.88%, 4/15/2029	IDR	29,962,000,000	1,850,980
6.88%, 8/15/2051	IDR	8,315,000,000	500,362
6.88%, 7/15/2054	IDR	8,045,000,000	485,264
7.00%, 5/15/2027	IDR	44,850,000,000	2,781,842
7.00%, 9/15/2030	IDR	18,400,000,000	1,140,045
7.00%, 2/15/2033	IDR	16,205,000,000	1,003,079
7.13%, 6/15/2038	IDR	9,658,000,000	600,398
7.13%, 6/15/2042	IDR	18,230,000,000	1,129,037
7.13%, 6/15/2043	IDR	13,000,000,000	807,906
7.38%, 5/15/2048	IDR	10,875,000,000	689,912
7.50%, 5/15/2038	IDR	15,342,000,000	981,192
7.50%, 4/15/2040	IDR	12,980,000,000	834,059
Perusahaan Penerbit SBSN Indonesia:
6.50%, 6/15/2039	IDR	2,814,000,000	167,806
6.75%, 6/15/2047	IDR	4,500,000,000	268,182
6.88%, 3/15/2036	IDR	10,000,000,000	624,494
			26,418,341
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	805,000	704,884
0.20%, 5/15/2027	EUR	671,000	664,447
0.20%, 10/18/2030	EUR	753,000	688,071
0.35%, 10/18/2032	EUR	489,000	431,371
0.40%, 5/15/2035	EUR	469,900	385,704
0.55%, 4/22/2041	EUR	419,000	303,887
0.90%, 5/15/2028	EUR	1,055,000	1,049,197
1.00%, 5/15/2026	EUR	335,000	342,140
1.10%, 5/15/2029	EUR	1,105,000	1,088,275
1.30%, 5/15/2033	EUR	531,000	499,697
1.35%, 3/18/2031	EUR	687,000	668,635
1.50%, 5/15/2050	EUR	802,000	621,911
1.70%, 5/15/2037	EUR	663,000	607,906
2.00%, 2/18/2045	EUR	972,000	865,180
2.40%, 5/15/2030	EUR	939,000	975,506
2.60%, 10/18/2034	EUR	897,000	925,493
Security Description		Principal Amount	Value
3.00%, 10/18/2043	EUR	485,000	$510,192
			11,332,496
ISRAEL — 0.9%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	1,265,000	332,949
1.00%, 3/31/2030	ILS	3,743,000	871,700
1.30%, 4/30/2032	ILS	2,870,000	639,205
1.50%, 5/31/2037	ILS	2,578,000	503,561
2.00%, 3/31/2027	ILS	2,575,000	672,743
2.25%, 9/28/2028	ILS	3,360,000	859,284
2.80%, 11/29/2052	ILS	1,387,000	262,436
3.75%, 9/30/2027	ILS	2,515,000	681,079
3.75%, 2/28/2029	ILS	3,531,000	950,562
3.75%, 3/31/2047	ILS	3,265,000	770,090
4.00%, 3/30/2035	ILS	2,238,000	590,789
5.50%, 1/31/2042	ILS	2,948,000	888,490
6.25%, 10/30/2026	ILS	1,490,000	422,798
			8,445,686
ITALY — 4.5%
Italy Buoni Poliennali del Tesoro 3.50%, 2/15/2031	EUR	807,000	855,984
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 4/1/2026	EUR	317,000	319,161
Zero Coupon, 8/1/2026	EUR	250,000	249,843
0.85%, 1/15/2027	EUR	348,000	349,875
0.90%, 4/1/2031	EUR	215,000	195,694
0.95%, 9/15/2027	EUR	527,000	524,490
0.95%, 8/1/2030	EUR	528,000	491,140
0.95%, 12/1/2031	EUR	265,000	237,901
0.95%, 6/1/2032	EUR	189,000	167,388
1.25%, 12/1/2026	EUR	438,000	444,837
1.35%, 4/1/2030	EUR	767,000	735,853
1.45%, 3/1/2036	EUR	268,000	223,932
1.50%, 4/30/2045	EUR	300,000	208,935
1.60%, 6/1/2026	EUR	530,000	543,711
1.65%, 12/1/2030	EUR	269,000	258,438
1.65%, 3/1/2032	EUR	527,000	494,731
1.70%, 9/1/2051	EUR	441,000	292,087
2.00%, 2/1/2028	EUR	763,000	778,314
2.05%, 8/1/2027	EUR	503,000	516,164
2.10%, 7/15/2026	EUR	477,000	492,748
2.15%, 9/1/2052	EUR	426,000	306,508
2.15%, 3/1/2072	EUR	328,000	215,608
2.20%, 6/1/2027	EUR	400,000	412,472
2.25%, 9/1/2036	EUR	395,000	358,307
2.45%, 9/1/2033	EUR	566,000	549,409
2.45%, 9/1/2050	EUR	444,000	348,062
2.65%, 12/1/2027	EUR	618,000	642,524
2.70%, 3/1/2047	EUR	137,000	116,318
2.80%, 12/1/2028	EUR	735,000	766,633
2.80%, 6/15/2029	EUR	633,000	656,969

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.80%, 3/1/2067	EUR	220,000	$174,650
2.95%, 2/15/2027	EUR	300,000	313,938
2.95%, 9/1/2038	EUR	371,000	352,460
3.00%, 8/1/2029	EUR	972,000	1,018,192
3.00%, 10/1/2029	EUR	500,000	521,322
3.10%, 8/28/2026	EUR	1,109,000	1,161,198
3.10%, 3/1/2040	EUR	205,000	194,859
3.15%, 11/15/2031	EUR	250,000	258,634
3.20%, 1/28/2026	EUR	275,000	287,155
3.25%, 3/1/2038	EUR	484,000	477,234
3.25%, 9/1/2046	EUR	431,000	401,763
3.35%, 7/1/2029	EUR	1,192,000	1,262,562
3.35%, 3/1/2035	EUR	1,129,000	1,159,578
3.40%, 4/1/2028	EUR	569,000	603,871
3.45%, 7/15/2031	EUR	450,000	475,101
3.45%, 3/1/2048	EUR	741,000	707,182
3.50%, 3/1/2030	EUR	886,000	947,725
3.70%, 6/15/2030	EUR	604,000	648,627
3.80%, 4/15/2026	EUR	600,000	632,297
3.80%, 8/1/2028	EUR	816,000	878,128
3.85%, 9/15/2026	EUR	700,000	742,391
3.85%, 7/1/2034	EUR	742,000	793,241
3.85%, 2/1/2035	EUR	500,000	533,344
3.85%, 9/1/2049	EUR	683,000	689,884
4.00%, 11/15/2030	EUR	494,000	538,536
4.00%, 10/30/2031	EUR	310,000	339,687
4.00%, 4/30/2035	EUR	855,000	929,813
4.00%, 2/1/2037	EUR	1,219,000	1,317,513
4.10%, 2/1/2029	EUR	544,000	592,782
4.15%, 10/1/2039	EUR	525,000	563,317
4.20%, 3/1/2034	EUR	674,000	742,156
4.35%, 11/1/2033	EUR	141,000	157,102
4.45%, 9/1/2043	EUR	350,000	385,548
4.50%, 3/1/2026	EUR	907,000	962,397
4.50%, 10/1/2053	EUR	350,000	386,796
4.75%, 9/1/2028	EUR	1,041,000	1,158,123
4.75%, 9/1/2044	EUR	781,000	898,251
5.00%, 8/1/2034	EUR	906,000	1,059,045
5.00%, 8/1/2039	EUR	753,000	884,686
5.00%, 9/1/2040	EUR	808,000	948,285
5.25%, 11/1/2029	EUR	895,000	1,031,285
5.75%, 2/1/2033	EUR	617,000	750,054
6.00%, 5/1/2031	EUR	1,112,000	1,350,695
6.50%, 11/1/2027	EUR	1,116,000	1,280,871
7.25%, 11/1/2026	EUR	755,000	850,601
			45,116,915
JAPAN — 23.1%
Japan Government Five Year Bonds:
0.01%, 3/20/2026	JPY	263,350,000	1,666,163
0.01%, 6/20/2026	JPY	256,450,000	1,619,081
0.01%, 9/20/2026	JPY	286,400,000	1,804,925
0.01%, 12/20/2026	JPY	285,850,000	1,798,767
0.01%, 3/20/2027	JPY	227,050,000	1,426,792
0.01%, 6/20/2027	JPY	340,000,000	2,133,091
Security Description		Principal Amount	Value
0.10%, 3/20/2027	JPY	103,950,000	$654,595
0.10%, 9/20/2027	JPY	262,200,000	1,646,374
0.10%, 3/20/2028	JPY	258,200,000	1,615,853
0.10%, 6/20/2028	JPY	112,000,000	699,558
0.20%, 12/20/2027	JPY	238,000,000	1,496,420
0.20%, 3/20/2028	JPY	159,800,000	1,003,254
0.20%, 6/20/2028	JPY	120,500,000	755,172
0.20%, 12/20/2028	JPY	154,900,000	967,238
0.30%, 12/20/2027	JPY	184,050,000	1,160,630
0.30%, 6/20/2028	JPY	128,500,000	808,104
0.30%, 9/20/2028	JPY	130,000,000	816,288
0.30%, 12/20/2028	JPY	100,000,000	626,883
0.40%, 9/20/2028	JPY	209,350,000	1,319,374
0.40%, 12/20/2028	JPY	250,000,000	1,573,349
0.40%, 3/20/2029	JPY	150,000,000	942,568
0.40%, 6/20/2029	JPY	100,000,000	627,405
0.50%, 3/20/2029	JPY	202,000,000	1,274,582
0.50%, 6/20/2029	JPY	204,000,000	1,285,501
0.60%, 3/20/2029	JPY	189,600,000	1,201,275
0.60%, 6/20/2029	JPY	100,000,000	632,852
0.60%, 9/20/2029	JPY	275,000,000	1,738,645
0.70%, 9/20/2029	JPY	379,000,000	2,407,311
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	64,200,000	238,740
0.50%, 3/20/2059	JPY	106,350,000	387,180
0.50%, 3/20/2060	JPY	90,700,000	322,465
0.70%, 3/20/2061	JPY	117,350,000	440,988
0.80%, 3/20/2058	JPY	94,350,000	392,463
0.90%, 3/20/2057	JPY	136,100,000	594,411
1.00%, 3/20/2062	JPY	123,300,000	508,334
1.30%, 3/20/2063	JPY	152,500,000	685,998
1.40%, 3/20/2055	JPY	89,650,000	464,142
1.70%, 3/20/2054	JPY	108,850,000	613,282
1.90%, 3/20/2053	JPY	61,350,000	364,548
2.00%, 3/20/2052	JPY	62,100,000	380,479
2.20%, 3/20/2049	JPY	112,450,000	735,540
2.20%, 3/20/2050	JPY	61,600,000	400,090
2.20%, 3/20/2051	JPY	72,500,000	466,692
2.20%, 3/20/2064	JPY	454,050,000	2,651,495
2.40%, 3/20/2048	JPY	77,200,000	525,560
Japan Government Ten Year Bonds:
0.10%, 3/20/2026	JPY	285,450,000	1,808,020
0.10%, 6/20/2026	JPY	297,600,000	1,881,549
0.10%, 9/20/2026	JPY	343,400,000	2,167,663
0.10%, 12/20/2026	JPY	311,250,000	1,962,265
0.10%, 3/20/2027	JPY	311,050,000	1,958,748
0.10%, 6/20/2027	JPY	266,750,000	1,677,439
0.10%, 9/20/2027	JPY	278,000,000	1,745,637
0.10%, 12/20/2027	JPY	278,550,000	1,746,166
0.10%, 3/20/2028	JPY	380,750,000	2,382,643
0.10%, 6/20/2028	JPY	229,250,000	1,431,762
0.10%, 9/20/2028	JPY	268,000,000	1,670,396
0.10%, 12/20/2028	JPY	249,350,000	1,550,711

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
0.10%, 3/20/2029	JPY	159,050,000	$986,938
0.10%, 6/20/2029	JPY	292,850,000	1,814,213
0.10%, 9/20/2029	JPY	255,950,000	1,582,180
0.10%, 12/20/2029	JPY	360,150,000	2,220,940
0.10%, 3/20/2030	JPY	301,500,000	1,855,599
0.10%, 6/20/2030	JPY	330,200,000	2,028,515
0.10%, 9/20/2030	JPY	302,650,000	1,855,224
0.10%, 12/20/2030	JPY	326,400,000	1,996,635
0.10%, 3/20/2031	JPY	301,100,000	1,836,679
0.10%, 6/20/2031	JPY	295,650,000	1,798,431
0.10%, 9/20/2031	JPY	297,100,000	1,802,582
0.10%, 12/20/2031	JPY	395,000,000	2,388,951
0.20%, 3/20/2032	JPY	379,250,000	2,302,889
0.20%, 6/20/2032	JPY	299,150,000	1,810,984
0.20%, 9/20/2032	JPY	336,500,000	2,030,305
0.40%, 6/20/2033	JPY	412,550,000	2,507,719
0.50%, 12/20/2032	JPY	323,000,000	1,990,223
0.50%, 3/20/2033	JPY	406,800,000	2,500,386
0.60%, 12/20/2033	JPY	360,550,000	2,215,653
0.70%, 12/20/2033	JPY	142,100,000	880,956
0.80%, 9/20/2033	JPY	300,000,000	1,881,223
0.80%, 3/20/2034	JPY	600,100,000	3,742,797
0.90%, 9/20/2034	JPY	590,000,000	3,690,353
1.00%, 3/20/2034	JPY	230,000,000	1,459,613
1.10%, 6/20/2034	JPY	648,950,000	4,144,097
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	374,155
0.40%, 9/20/2049	JPY	45,600,000	196,780
0.40%, 12/20/2049	JPY	74,150,000	317,916
0.40%, 3/20/2050	JPY	28,800,000	122,743
0.50%, 9/20/2046	JPY	88,750,000	418,801
0.50%, 3/20/2049	JPY	66,600,000	298,980
0.60%, 12/20/2046	JPY	80,250,000	385,661
0.60%, 6/20/2050	JPY	61,650,000	276,370
0.60%, 9/20/2050	JPY	70,600,000	314,758
0.70%, 6/20/2048	JPY	57,000,000	272,937
0.70%, 12/20/2048	JPY	77,500,000	367,898
0.70%, 12/20/2050	JPY	88,550,000	403,529
0.70%, 3/20/2051	JPY	69,000,000	312,783
0.70%, 6/20/2051	JPY	90,500,000	407,607
0.70%, 9/20/2051	JPY	87,300,000	390,967
0.70%, 12/20/2051	JPY	96,150,000	428,717
0.80%, 3/20/2046	JPY	58,650,000	298,937
0.80%, 3/20/2047	JPY	80,750,000	404,752
0.80%, 6/20/2047	JPY	71,500,000	356,909
0.80%, 9/20/2047	JPY	89,650,000	445,523
0.80%, 12/20/2047	JPY	113,950,000	563,942
0.80%, 3/20/2048	JPY	111,550,000	549,616
0.90%, 9/20/2048	JPY	60,150,000	301,125
1.00%, 3/20/2052	JPY	83,500,000	402,985
1.20%, 6/20/2053	JPY	92,800,000	464,319
1.30%, 6/20/2052	JPY	108,850,000	565,499
1.40%, 9/20/2045	JPY	96,100,000	556,629
1.40%, 12/20/2045	JPY	127,950,000	738,749
Security Description		Principal Amount	Value
1.40%, 9/20/2052	JPY	154,500,000	$820,592
1.40%, 3/20/2053	JPY	97,400,000	514,232
1.50%, 12/20/2044	JPY	107,800,000	641,971
1.50%, 3/20/2045	JPY	82,650,000	490,620
1.60%, 6/20/2045	JPY	113,550,000	684,356
1.60%, 12/20/2052	JPY	100,000,000	555,892
1.60%, 12/20/2053	JPY	225,000,000	1,239,633
1.70%, 6/20/2033	JPY	75,250,000	507,832
1.70%, 12/20/2043	JPY	143,000,000	891,157
1.70%, 3/20/2044	JPY	57,550,000	357,560
1.70%, 6/20/2044	JPY	100,550,000	623,594
1.70%, 9/20/2044	JPY	105,900,000	654,631
1.80%, 3/20/2043	JPY	122,600,000	782,063
1.80%, 9/20/2043	JPY	70,000,000	444,061
1.80%, 9/20/2053	JPY	105,000,000	608,480
1.80%, 3/20/2054	JPY	222,450,000	1,283,334
1.90%, 9/20/2042	JPY	119,450,000	776,554
1.90%, 6/20/2043	JPY	79,500,000	513,816
2.00%, 12/20/2033	JPY	99,700,000	688,638
2.00%, 9/20/2040	JPY	111,950,000	750,121
2.00%, 9/20/2041	JPY	141,600,000	941,240
2.00%, 3/20/2042	JPY	136,900,000	906,653
2.10%, 9/20/2054	JPY	115,000,000	707,825
2.20%, 3/20/2041	JPY	107,500,000	737,164
2.20%, 6/20/2054	JPY	180,050,000	1,134,363
2.30%, 12/20/2035	JPY	42,000,000	297,381
2.30%, 12/20/2036	JPY	76,000,000	537,063
2.30%, 3/20/2039	JPY	115,350,000	809,608
2.30%, 3/20/2040	JPY	104,650,000	730,892
2.40%, 3/20/2034	JPY	77,900,000	555,248
2.40%, 12/20/2034	JPY	51,750,000	369,293
2.40%, 3/20/2037	JPY	69,300,000	494,536
2.40%, 9/20/2038	JPY	70,750,000	503,268
2.50%, 6/20/2034	JPY	85,900,000	617,315
2.50%, 9/20/2034	JPY	78,150,000	562,087
2.50%, 9/20/2035	JPY	33,000,000	237,866
2.50%, 3/20/2036	JPY	69,400,000	500,461
2.50%, 9/20/2036	JPY	32,000,000	230,715
2.50%, 9/20/2037	JPY	71,550,000	515,296
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	131,000,000	740,472
0.30%, 6/20/2039	JPY	72,450,000	388,660
0.30%, 9/20/2039	JPY	47,750,000	254,583
0.30%, 12/20/2039	JPY	103,200,000	547,139
0.40%, 3/20/2036	JPY	113,900,000	662,303
0.40%, 3/20/2039	JPY	75,400,000	412,743
0.40%, 3/20/2040	JPY	95,150,000	509,473
0.40%, 6/20/2040	JPY	73,850,000	393,055
0.40%, 9/20/2040	JPY	102,300,000	541,306
0.40%, 6/20/2041	JPY	90,800,000	472,355
0.50%, 9/20/2036	JPY	143,550,000	836,757
0.50%, 3/20/2038	JPY	71,550,000	405,535
0.50%, 6/20/2038	JPY	49,000,000	276,500
0.50%, 12/20/2038	JPY	59,800,000	333,965

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
0.50%, 12/20/2040	JPY	109,600,000	$586,433
0.50%, 3/20/2041	JPY	93,150,000	495,788
0.50%, 9/20/2041	JPY	99,100,000	521,776
0.50%, 12/20/2041	JPY	144,050,000	754,219
0.60%, 12/20/2036	JPY	102,850,000	604,018
0.60%, 6/20/2037	JPY	116,550,000	678,817
0.60%, 9/20/2037	JPY	121,300,000	703,078
0.60%, 12/20/2037	JPY	96,000,000	554,083
0.70%, 3/20/2037	JPY	119,650,000	708,437
0.70%, 9/20/2038	JPY	104,800,000	604,874
0.80%, 3/20/2042	JPY	150,000,000	823,979
0.90%, 6/20/2042	JPY	161,500,000	898,567
1.00%, 12/20/2035	JPY	163,050,000	1,016,230
1.10%, 9/20/2042	JPY	185,900,000	1,065,270
1.10%, 3/20/2043	JPY	175,150,000	996,180
1.10%, 6/20/2043	JPY	215,000,000	1,218,000
1.20%, 12/20/2034	JPY	202,000,000	1,296,548
1.20%, 3/20/2035	JPY	173,100,000	1,108,827
1.20%, 9/20/2035	JPY	104,950,000	669,213
1.30%, 6/20/2035	JPY	210,000,000	1,354,978
1.30%, 12/20/2043	JPY	335,000,000	1,951,744
1.40%, 9/20/2034	JPY	199,900,000	1,309,271
1.40%, 12/20/2042	JPY	212,600,000	1,275,384
1.50%, 3/20/2033	JPY	86,200,000	573,052
1.50%, 3/20/2034	JPY	157,950,000	1,046,997
1.50%, 6/20/2034	JPY	205,900,000	1,361,972
1.50%, 9/20/2043	JPY	185,000,000	1,118,216
1.60%, 3/20/2032	JPY	84,050,000	562,492
1.60%, 6/20/2032	JPY	75,000,000	502,036
1.60%, 3/20/2033	JPY	29,850,000	199,921
1.60%, 12/20/2033	JPY	207,650,000	1,389,152
1.60%, 3/20/2044	JPY	261,500,000	1,598,235
1.70%, 3/20/2032	JPY	101,400,000	683,314
1.70%, 6/20/2032	JPY	50,000,000	336,943
1.70%, 9/20/2032	JPY	84,000,000	566,492
1.70%, 12/20/2032	JPY	100,000,000	674,695
1.70%, 6/20/2033	JPY	200,750,000	1,354,667
1.70%, 9/20/2033	JPY	195,250,000	1,317,291
1.80%, 9/20/2030	JPY	95,050,000	640,027
1.80%, 9/20/2031	JPY	152,100,000	1,030,091
1.80%, 12/20/2031	JPY	86,550,000	586,669
1.80%, 3/20/2032	JPY	75,000,000	508,660
1.80%, 12/20/2032	JPY	33,450,000	227,301
1.80%, 9/20/2044	JPY	266,200,000	1,671,999
1.90%, 12/20/2028	JPY	79,500,000	530,024
1.90%, 3/20/2029	JPY	54,300,000	362,717
1.90%, 9/20/2030	JPY	88,200,000	597,045
1.90%, 6/20/2044	JPY	293,000,000	1,875,901
2.00%, 3/20/2027	JPY	88,050,000	577,849
2.10%, 12/20/2026	JPY	112,600,000	737,861
2.10%, 3/20/2027	JPY	146,300,000	962,158
2.10%, 6/20/2027	JPY	47,800,000	315,436
2.10%, 12/20/2027	JPY	92,250,000	612,750
2.10%, 9/20/2028	JPY	111,350,000	745,937
2.10%, 12/20/2028	JPY	50,000,000	335,804
Security Description		Principal Amount	Value
2.10%, 9/20/2029	JPY	170,900,000	$1,156,272
2.10%, 3/20/2030	JPY	167,550,000	1,140,398
2.20%, 9/20/2026	JPY	82,550,000	539,863
2.20%, 9/20/2027	JPY	136,800,000	908,185
2.20%, 3/20/2028	JPY	83,000,000	554,583
2.20%, 9/20/2028	JPY	72,200,000	485,375
2.20%, 12/20/2029	JPY	103,600,000	706,195
2.20%, 3/20/2031	JPY	56,650,000	391,439
2.30%, 6/20/2027	JPY	70,000,000	464,100
2.40%, 6/20/2028	JPY	105,800,000	713,746
Japan Government Two Year Bonds:
0.10%, 1/1/2026	JPY	103,500,000	656,424
0.10%, 2/1/2026	JPY	178,000,000	1,128,413
0.20%, 3/1/2026	JPY	143,000,000	907,135
0.20%, 4/1/2026	JPY	100,000,000	634,023
0.30%, 5/1/2026	JPY	155,850,000	988,878
0.40%, 6/1/2026	JPY	111,000,000	704,923
0.40%, 7/1/2026	JPY	166,000,000	1,053,840
0.40%, 8/1/2026	JPY	113,000,000	717,136
0.40%, 9/1/2026	JPY	126,200,000	800,634
0.40%, 10/1/2026	JPY	250,000,000	1,585,661
0.50%, 11/1/2026	JPY	112,000,000	711,566
0.60%, 12/1/2026	JPY	243,000,000	1,546,365
			229,407,957
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	200,000	198,605
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	302,226
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	79,633
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	404,701
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	212,802
			1,197,967
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	79,619
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	138,811
Series EMTN, 0.95%, 5/26/2027	EUR	132,000	131,504
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	200,067
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	102,740
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	308,671

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	$273,389
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	162,729
			1,397,530
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	179,000	177,802
0.63%, 2/1/2027	EUR	293,000	293,415
1.38%, 5/25/2029	EUR	100,000	99,056
2.25%, 3/19/2028	EUR	80,000	82,593
3.00%, 3/2/2033	EUR	600,000	634,477
3.25%, 3/2/2043	EUR	250,000	260,682
			1,548,025
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	523,331
3.52%, 4/20/2028	MYR	3,010,000	671,797
3.58%, 7/15/2032	MYR	2,050,000	451,356
3.73%, 6/15/2028	MYR	3,350,000	752,282
3.76%, 5/22/2040	MYR	1,000,000	217,307
3.83%, 7/5/2034	MYR	1,000,000	223,513
3.84%, 4/15/2033	MYR	3,875,000	866,977
3.89%, 8/15/2029	MYR	2,260,000	510,629
3.90%, 11/30/2026	MYR	2,000,000	451,169
3.90%, 11/16/2027	MYR	2,820,000	637,217
3.91%, 7/15/2026	MYR	2,200,000	495,647
4.05%, 4/18/2039	MYR	4,000,000	901,675
4.07%, 6/15/2050	MYR	2,175,000	478,998
4.18%, 5/16/2044	MYR	1,750,000	396,295
4.23%, 6/30/2031	MYR	1,720,000	394,436
4.25%, 5/31/2035	MYR	1,350,000	311,843
4.39%, 4/15/2026	MYR	300,000	67,951
4.46%, 3/31/2053	MYR	3,000,000	699,235
4.50%, 4/30/2029	MYR	4,375,000	1,012,431
4.70%, 10/15/2042	MYR	2,110,000	508,851
4.74%, 3/15/2046	MYR	2,670,000	647,996
4.76%, 4/7/2037	MYR	2,870,000	692,011
4.94%, 9/30/2043	MYR	1,910,000	473,469
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	2,855,000	637,275
3.45%, 7/15/2036	MYR	2,000,000	427,150
3.47%, 10/15/2030	MYR	1,800,000	396,833
3.60%, 7/31/2028	MYR	4,520,000	1,011,150
3.73%, 3/31/2026	MYR	575,000	129,145
3.80%, 10/8/2031	MYR	7,205,000	1,615,505
3.87%, 8/8/2028	MYR	1,250,000	281,980
4.07%, 9/30/2026	MYR	3,900,000	882,570
4.12%, 11/30/2034	MYR	2,275,000	520,429
4.19%, 10/7/2032	MYR	2,175,000	498,672
Security Description		Principal Amount	Value
4.25%, 9/30/2030	MYR	1,000,000	$229,498
4.26%, 7/26/2027	MYR	1,220,000	278,105
4.28%, 3/23/2054	MYR	2,125,000	481,648
4.29%, 8/14/2043	MYR	2,550,000	585,106
4.42%, 9/30/2041	MYR	1,500,000	350,453
4.47%, 9/15/2039	MYR	1,125,000	265,054
4.58%, 8/30/2033	MYR	2,978,000	701,826
4.72%, 6/15/2033	MYR	1,600,000	380,508
4.76%, 8/4/2037	MYR	2,100,000	506,273
4.79%, 10/31/2035	MYR	2,520,000	608,655
4.90%, 5/8/2047	MYR	1,530,000	380,387
4.94%, 12/6/2028	MYR	725,000	169,872
5.36%, 5/15/2052	MYR	1,650,000	438,118
			24,162,628
MEXICO — 1.8%
Mexico Bonos:
5.50%, 3/4/2027	MXN	38,070,000	1,675,628
5.75%, 3/5/2026	MXN	19,353,000	887,905
7.00%, 9/3/2026	MXN	35,060,000	1,612,985
7.50%, 6/3/2027	MXN	38,677,000	1,765,439
7.50%, 5/26/2033	MXN	29,672,000	1,205,674
7.75%, 5/29/2031	MXN	47,679,000	2,041,900
7.75%, 11/23/2034	MXN	21,427,000	859,914
7.75%, 11/13/2042	MXN	37,875,000	1,395,361
8.00%, 5/24/2035	MXN	2,420,000	100,024
8.00%, 11/7/2047	MXN	26,858,000	992,710
8.00%, 7/31/2053	MXN	21,080,000	766,160
8.50%, 3/1/2029	MXN	35,950,000	1,642,939
8.50%, 5/31/2029	MXN	36,170,000	1,645,509
8.50%, 11/18/2038	MXN	26,713,000	1,094,446
10.00%, 11/20/2036	MXN	14,530,000	677,481
			18,364,075
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	1,421,900	1,411,895
Zero Coupon, 1/15/2029	EUR	1,627,000	1,540,368
Zero Coupon, 7/15/2030	EUR	1,471,000	1,341,508
Zero Coupon, 7/15/2031	EUR	1,417,000	1,257,857
Zero Coupon, 1/15/2038	EUR	1,283,000	933,376
Zero Coupon, 1/15/2052	EUR	1,990,000	1,019,284
0.25%, 7/15/2029	EUR	1,422,000	1,346,129
0.50%, 7/15/2026	EUR	1,610,000	1,627,443
0.50%, 7/15/2032	EUR	1,216,000	1,090,981
0.50%, 1/15/2040	EUR	1,171,000	884,619
0.75%, 7/15/2027	EUR	1,678,000	1,679,219
0.75%, 7/15/2028	EUR	1,873,000	1,845,504
2.00%, 1/15/2054	EUR	1,345,000	1,197,206

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.50%, 1/15/2030	EUR	1,341,000	$1,401,433
2.50%, 1/15/2033	EUR	1,437,000	1,490,014
2.50%, 7/15/2033	EUR	974,000	1,006,378
2.50%, 7/15/2034	EUR	1,225,000	1,258,644
2.75%, 1/15/2047	EUR	2,283,000	2,381,777
3.75%, 1/15/2042	EUR	2,153,000	2,530,234
4.00%, 1/15/2037	EUR	2,210,000	2,597,854
5.50%, 1/15/2028	EUR	1,642,000	1,864,825
			31,706,548
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,526,000	764,215
0.50%, 5/15/2026	NZD	210,000	112,781
1.50%, 5/15/2031	NZD	842,000	403,943
1.75%, 5/15/2041	NZD	545,000	197,595
2.00%, 5/15/2032	NZD	754,000	363,103
2.75%, 4/15/2037	NZD	1,138,000	522,707
2.75%, 5/15/2051	NZD	380,000	140,753
3.00%, 4/20/2029	NZD	1,889,000	1,026,711
3.50%, 4/14/2033	NZD	1,511,000	797,109
4.25%, 5/15/2034	NZD	900,000	497,509
4.25%, 5/15/2036	NZD	715,000	387,852
4.50%, 4/15/2027	NZD	1,898,000	1,085,558
4.50%, 5/15/2030	NZD	1,584,000	912,311
4.50%, 5/15/2035	NZD	485,000	271,268
5.00%, 5/15/2054	NZD	700,000	385,116
			7,868,531
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	3,948,000	295,230
1.38%, 8/19/2030	NOK	6,488,000	501,281
1.50%, 2/19/2026	NOK	4,138,000	354,217
1.75%, 2/17/2027	NOK	5,005,000	421,902
1.75%, 9/6/2029	NOK	2,545,000	204,505
2.00%, 4/26/2028	NOK	5,859,000	487,504
2.13%, 5/18/2032	NOK	10,127,000	793,942
3.00%, 8/15/2033	NOK	5,200,000	429,486
3.50%, 10/6/2042	NOK	3,185,000	266,273
3.63%, 4/13/2034	NOK	1,400,000	120,968
			3,875,308
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	177,927
5.40%, 8/12/2034	PEN	1,520,000	368,534
5.94%, 2/12/2029	PEN	955,000	262,198
6.15%, 8/12/2032	PEN	940,000	247,945
6.35%, 8/12/2028	PEN	1,025,000	286,857
6.90%, 8/12/2037	PEN	3,450,000	909,852
7.30%, 8/12/2033	PEN	1,600,000	448,035
7.60%, 8/12/2039	PEN	1,625,000	451,928
Security Description		Principal Amount	Value
8.20%, 8/12/2026	PEN	1,650,000	$463,961
			3,617,237
POLAND — 1.3%
Republic of Poland Government Bonds:
Zero Coupon, 4/25/2026	PLN	765,000	173,906
1.25%, 10/25/2030	PLN	2,874,000	549,851
1.75%, 4/25/2032	PLN	3,425,000	636,651
2.50%, 7/25/2026	PLN	4,835,000	1,125,835
2.50%, 7/25/2027	PLN	4,351,000	987,200
2.75%, 4/25/2028	PLN	4,876,000	1,090,639
2.75%, 10/25/2029	PLN	5,550,000	1,192,467
3.75%, 5/25/2027	PLN	5,706,000	1,339,073
4.00%, 4/25/2047	PLN	315,000	60,115
4.75%, 7/25/2029	PLN	8,400,000	1,968,391
5.00%, 1/25/2030	PLN	2,450,000	576,031
5.00%, 10/25/2034	PLN	4,000,000	908,030
5.75%, 4/25/2029	PLN	885,000	216,154
6.00%, 10/25/2033	PLN	3,675,000	900,547
7.50%, 7/25/2028	PLN	6,327,000	1,634,432
			13,359,322
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	977,000	874,241
0.48%, 10/18/2030	EUR	980,000	912,468
0.70%, 10/15/2027	EUR	677,000	674,602
0.90%, 10/12/2035	EUR	519,000	437,619
1.00%, 4/12/2052	EUR	541,000	326,874
1.15%, 4/11/2042	EUR	289,000	217,573
1.65%, 7/16/2032	EUR	544,000	528,116
1.95%, 6/15/2029	EUR	945,400	966,673
2.13%, 10/17/2028	EUR	1,559,000	1,610,474
2.25%, 4/18/2034	EUR	1,114,000	1,104,573
2.88%, 7/21/2026	EUR	332,000	347,713
2.88%, 10/20/2034	EUR	557,000	577,818
3.50%, 6/18/2038	EUR	480,000	518,630
3.63%, 6/12/2054	EUR	340,000	363,012
3.88%, 2/15/2030	EUR	1,206,000	1,342,905
4.10%, 4/15/2037	EUR	1,358,000	1,558,639
4.10%, 2/15/2045	EUR	695,000	801,423
4.13%, 4/14/2027	EUR	819,000	886,649
			14,050,002
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,040,000	191,255
3.25%, 6/24/2026	RON	1,645,000	324,265
3.65%, 9/24/2031	RON	1,100,000	183,552
4.15%, 1/26/2028	RON	2,300,000	437,382
4.15%, 10/24/2030	RON	1,225,000	217,639
4.25%, 4/28/2036	RON	475,000	74,947
4.75%, 10/11/2034	RON	900,000	153,346

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
4.85%, 4/22/2026	RON	2,125,000	$430,350
4.85%, 7/25/2029	RON	1,880,000	355,256
5.00%, 2/12/2029	RON	4,155,000	792,720
6.30%, 4/26/2028	RON	825,000	166,870
6.30%, 4/25/2029	RON	1,400,000	281,032
6.70%, 2/25/2032	RON	1,645,000	329,297
7.20%, 10/28/2026	RON	1,565,000	325,898
7.20%, 5/31/2027	RON	1,650,000	343,193
7.90%, 2/24/2038	RON	3,320,000	713,328
8.00%, 4/29/2030	RON	515,000	110,188
8.25%, 9/29/2032	RON	2,775,000	605,020
			6,035,538
SINGAPORE — 1.0%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	637,000	454,772
1.63%, 7/1/2031	SGD	425,000	288,876
1.88%, 3/1/2050	SGD	579,000	353,856
1.88%, 10/1/2051	SGD	345,000	208,517
2.13%, 6/1/2026	SGD	675,000	490,000
2.25%, 8/1/2036	SGD	877,000	604,000
2.38%, 7/1/2039	SGD	640,000	438,298
2.63%, 5/1/2028	SGD	704,000	514,242
2.63%, 8/1/2032	SGD	625,000	450,178
2.75%, 4/1/2042	SGD	836,000	605,985
2.75%, 3/1/2046	SGD	985,000	711,739
2.88%, 9/1/2027	SGD	438,000	322,337
2.88%, 8/1/2028	SGD	475,000	349,577
2.88%, 7/1/2029	SGD	1,027,000	754,561
2.88%, 9/1/2030	SGD	916,000	673,128
3.00%, 4/1/2029	SGD	1,115,000	826,547
3.00%, 8/1/2072	SGD	700,000	537,773
3.25%, 6/1/2054	SGD	225,000	178,869
3.38%, 9/1/2033	SGD	1,055,000	803,078
3.38%, 5/1/2034	SGD	150,000	114,468
3.50%, 3/1/2027	SGD	795,000	592,006
			10,272,807
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	200,000	195,651
0.38%, 4/21/2036	EUR	375,000	275,501
1.00%, 6/12/2028	EUR	394,000	387,518
1.00%, 10/9/2030	EUR	286,000	267,257
1.00%, 5/14/2032	EUR	344,000	310,202
1.38%, 1/21/2027	EUR	461,000	467,015
1.63%, 1/21/2031	EUR	364,000	351,144
1.88%, 3/9/2037	EUR	358,000	308,371
2.00%, 10/17/2047	EUR	380,000	280,799
2.25%, 6/12/2068	EUR	71,000	48,870
3.63%, 1/16/2029	EUR	633,000	680,951
3.63%, 6/8/2033	EUR	467,000	497,255
3.75%, 2/23/2035	EUR	100,000	106,216
4.00%, 10/19/2032	EUR	961,000	1,059,126
Security Description		Principal Amount	Value
4.00%, 2/23/2043	EUR	275,000	$287,377
			5,523,253
SLOVENIA — 0.3%
Slovenia Government Bonds:
0.28%, 1/14/2030	EUR	200,000	185,510
1.00%, 3/6/2028	EUR	254,000	253,517
1.18%, 2/13/2062	EUR	185,000	105,608
1.19%, 3/14/2029	EUR	220,000	218,003
1.25%, 3/22/2027	EUR	287,000	291,569
1.50%, 3/25/2035	EUR	375,000	336,474
1.75%, 11/3/2040	EUR	234,000	197,509
2.25%, 3/3/2032	EUR	614,000	614,273
3.13%, 8/7/2045	EUR	498,000	492,228
5.13%, 3/30/2026	EUR	375,000	401,856
			3,096,547
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	585,000,000	314,184
1.25%, 3/10/2026	KRW	675,000,000	450,914
1.38%, 6/10/2030	KRW	1,493,000,000	935,697
1.50%, 12/10/2026	KRW	939,150,000	623,814
1.50%, 12/10/2030	KRW	306,000,000	191,503
1.50%, 9/10/2036	KRW	685,690,000	402,315
1.50%, 9/10/2040	KRW	1,000,000,000	561,901
1.50%, 3/10/2050	KRW	3,450,000,000	1,788,366
1.63%, 9/10/2070	KRW	700,000,000	341,181
1.88%, 6/10/2026	KRW	866,000,000	581,753
1.88%, 9/10/2041	KRW	750,000,000	443,924
1.88%, 3/10/2051	KRW	3,915,000,000	2,200,920
2.00%, 6/10/2031	KRW	814,000,000	522,114
2.00%, 3/10/2046	KRW	975,000,000	571,906
2.00%, 3/10/2049	KRW	1,639,000,000	952,098
2.13%, 6/10/2027	KRW	657,870,000	441,269
2.13%, 3/10/2047	KRW	1,270,330,000	760,182
2.25%, 9/10/2037	KRW	500,000,000	316,980
2.38%, 3/10/2027	KRW	1,200,000,000	810,031
2.38%, 12/10/2031	KRW	753,000,000	492,326
2.50%, 3/10/2052	KRW	2,198,000,000	1,408,608
2.63%, 9/10/2035	KRW	839,210,000	556,663
2.63%, 3/10/2048	KRW	1,440,000,000	942,287
2.75%, 12/10/2044	KRW	998,000,000	664,891
2.75%, 9/10/2054	KRW	1,250,000,000	839,713
3.00%, 9/10/2029	KRW	500,000,000	342,891
3.00%, 12/10/2042	KRW	1,421,780,000	981,153
3.13%, 6/10/2026	KRW	1,018,500,000	696,284
3.13%, 9/10/2027	KRW	858,000,000	590,114
3.13%, 9/10/2052	KRW	1,100,000,000	797,613
3.25%, 3/10/2026	KRW	421,000,000	287,845
3.25%, 6/10/2027	KRW	2,541,000,000	1,749,855
3.25%, 3/10/2028	KRW	1,172,000,000	810,857
3.25%, 3/10/2029	KRW	2,385,000,000	1,652,889
3.25%, 6/10/2033	KRW	1,569,000,000	1,081,336
3.25%, 9/10/2042	KRW	600,000,000	431,743

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
3.25%, 3/10/2053	KRW	2,700,000,000	$2,011,454
3.25%, 3/10/2054	KRW	2,985,000,000	2,212,929
3.38%, 6/10/2032	KRW	1,579,000,000	1,099,323
3.50%, 9/10/2028	KRW	1,000,000,000	698,521
3.50%, 6/10/2034	KRW	1,178,000,000	831,205
3.63%, 9/10/2053	KRW	1,750,000,000	1,386,242
3.75%, 12/10/2033	KRW	1,436,250,000	1,029,050
3.88%, 12/10/2026	KRW	1,000,000,000	694,436
3.88%, 9/10/2043	KRW	950,000,000	740,010
4.00%, 12/10/2031	KRW	1,222,640,000	883,373
4.13%, 12/10/2033	KRW	1,005,000,000	739,958
4.25%, 12/10/2032	KRW	1,313,000,000	966,343
4.75%, 12/10/2030	KRW	3,095,050,000	2,306,350
5.50%, 3/10/2028	KRW	3,337,000,000	2,463,390
			45,600,704
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	871,000	860,676
Zero Coupon, 1/31/2028	EUR	1,202,000	1,157,372
0.10%, 4/30/2031	EUR	1,063,000	936,176
0.50%, 4/30/2030	EUR	993,000	922,663
0.50%, 10/31/2031	EUR	1,070,000	955,548
0.60%, 10/31/2029	EUR	1,158,000	1,094,496
0.70%, 4/30/2032	EUR	1,130,000	1,008,477
0.80%, 7/30/2027	EUR	528,000	525,827
0.80%, 7/30/2029	EUR	1,104,000	1,058,616
0.85%, 7/30/2037	EUR	315,000	245,505
1.00%, 7/30/2042	EUR	299,000	210,340
1.00%, 10/31/2050	EUR	971,000	573,935
1.20%, 10/31/2040	EUR	375,000	282,838
1.25%, 10/31/2030	EUR	1,033,000	989,224
1.30%, 10/31/2026	EUR	1,006,000	1,025,312
1.40%, 4/30/2028	EUR	1,312,000	1,315,944
1.40%, 7/30/2028	EUR	1,010,000	1,010,371
1.45%, 10/31/2027	EUR	1,099,000	1,110,379
1.45%, 4/30/2029	EUR	1,093,000	1,084,492
1.45%, 10/31/2071	EUR	444,000	234,081
1.50%, 4/30/2027	EUR	975,000	992,488
1.85%, 7/30/2035	EUR	919,000	845,033
1.90%, 10/31/2052	EUR	700,000	507,201
1.95%, 4/30/2026	EUR	251,000	259,162
1.95%, 7/30/2030	EUR	1,006,000	1,006,993
2.35%, 7/30/2033	EUR	911,000	902,589
2.50%, 5/31/2027	EUR	1,220,000	1,268,088
2.55%, 10/31/2032	EUR	1,042,000	1,056,222
2.70%, 1/31/2030	EUR	258,000	268,634
2.70%, 10/31/2048	EUR	825,000	736,200
2.80%, 5/31/2026	EUR	969,000	1,010,775
2.90%, 10/31/2046	EUR	781,000	732,961
3.15%, 4/30/2033	EUR	1,137,000	1,197,773
3.25%, 4/30/2034	EUR	772,000	813,943
3.45%, 7/30/2043	EUR	519,000	530,128
3.45%, 7/30/2066	EUR	730,000	709,048
Security Description		Principal Amount	Value
3.50%, 5/31/2029	EUR	1,141,000	$1,229,661
3.55%, 10/31/2033	EUR	1,360,000	1,470,289
3.90%, 7/30/2039	EUR	701,000	767,852
4.20%, 1/31/2037	EUR	1,673,000	1,902,466
4.70%, 7/30/2041	EUR	1,060,000	1,270,611
4.90%, 7/30/2040	EUR	1,237,000	1,507,421
5.15%, 10/31/2028	EUR	1,016,000	1,154,724
5.15%, 10/31/2044	EUR	1,140,000	1,450,760
5.75%, 7/30/2032	EUR	1,466,000	1,816,595
5.90%, 7/30/2026	EUR	1,604,000	1,754,174
6.00%, 1/31/2029	EUR	1,079,000	1,270,845
			45,034,908
SWEDEN — 0.4%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	5,510,000	436,432
0.50%, 11/24/2045	SEK	2,155,000	128,509
0.75%, 5/12/2028	SEK	7,865,000	680,629
0.75%, 11/12/2029	SEK	7,890,000	667,289
1.00%, 11/12/2026	SEK	8,770,000	778,281
1.38%, 6/23/2071	SEK	1,455,000	81,476
1.75%, 11/11/2033	SEK	3,825,000	329,523
2.25%, 6/1/2032	SEK	6,045,000	545,160
2.25%, 5/11/2035	SEK	1,100,000	97,998
3.50%, 3/30/2039	SEK	4,545,000	456,505
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	160,975
			4,362,777
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	402,000	442,224
Zero Coupon, 6/26/2034	CHF	285,000	306,831
Zero Coupon, 7/24/2039	CHF	309,000	321,803
0.25%, 6/23/2035	CHF	284,000	311,272
0.50%, 5/27/2030	CHF	327,000	367,736
0.50%, 6/27/2032	CHF	481,000	542,535
0.50%, 6/28/2045	CHF	318,000	357,060
0.50%, 5/30/2058	CHF	184,000	212,744
0.88%, 5/22/2047	CHF	100,000	121,017
1.25%, 5/28/2026	CHF	140,000	157,141
1.25%, 6/27/2037	CHF	423,000	517,381
1.25%, 6/28/2043	CHF	191,000	243,049
1.50%, 10/26/2038	CHF	235,000	298,281
1.50%, 4/30/2042	CHF	385,000	503,539
2.00%, 6/25/2064	CHF	519,000	948,295
2.25%, 6/22/2031	CHF	625,000	781,621
2.50%, 3/8/2036	CHF	385,000	525,614
3.25%, 6/27/2027	CHF	270,000	321,658
3.50%, 4/8/2033	CHF	449,000	627,945

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
4.00%, 4/8/2028	CHF	420,000	$522,714
4.00%, 1/6/2049	CHF	275,000	553,724
			8,984,184
THAILAND — 2.2%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	12,850,000	367,762
1.59%, 12/17/2035	THB	18,000,000	490,470
1.60%, 6/17/2035	THB	6,225,000	170,379
1.88%, 6/17/2049	THB	4,500,000	108,680
2.00%, 12/17/2031	THB	28,900,000	837,087
2.00%, 6/17/2042	THB	29,100,000	779,804
2.13%, 12/17/2026	THB	21,125,000	620,661
2.25%, 3/17/2027	THB	43,500,000	1,281,410
2.35%, 6/17/2026	THB	11,470,000	337,997
2.40%, 11/17/2027	THB	37,850,000	1,120,754
2.40%, 3/17/2029	THB	21,775,000	646,381
2.50%, 11/17/2029	THB	40,100,000	1,197,343
2.65%, 6/17/2028	THB	23,850,000	713,144
2.80%, 6/17/2034	THB	16,350,000	500,209
2.88%, 12/17/2028	THB	21,750,000	657,471
2.88%, 6/17/2046	THB	18,350,000	551,710
3.14%, 6/17/2047	THB	20,900,000	646,968
3.30%, 6/17/2038	THB	24,300,000	777,210
3.35%, 6/17/2033	THB	26,350,000	836,230
3.39%, 6/17/2037	THB	27,100,000	873,567
3.40%, 6/17/2036	THB	17,710,000	573,945
3.45%, 6/17/2043	THB	34,000,000	1,104,092
3.60%, 6/17/2067	THB	16,750,000	555,450
3.78%, 6/25/2032	THB	25,250,000	818,286
4.00%, 6/17/2066	THB	16,920,000	603,499
4.00%, 6/17/2072	THB	17,500,000	636,652
4.26%, 12/12/2037	THB	32,100,000	1,105,979
4.68%, 6/29/2044	THB	18,340,000	698,860
4.85%, 6/17/2061	THB	19,010,000	778,579
4.88%, 6/22/2029	THB	41,255,000	1,353,400
			21,743,979
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/31/2028	GBP	504,000	559,684
0.25%, 7/31/2031	GBP	1,159,000	1,119,455
0.38%, 10/22/2026	GBP	553,000	647,379
0.50%, 1/31/2029	GBP	658,000	710,630
0.50%, 10/22/2061	GBP	526,000	184,789
0.63%, 7/31/2035	GBP	893,000	749,217
0.63%, 10/22/2050	GBP	898,000	419,086
0.88%, 10/22/2029	GBP	1,042,000	1,119,991
0.88%, 7/31/2033	GBP	977,000	910,797
0.88%, 1/31/2046	GBP	550,000	319,084
1.00%, 1/31/2032	GBP	997,000	994,626
1.13%, 10/22/2073	GBP	329,000	136,850
1.25%, 7/22/2027	GBP	700,000	814,951
1.25%, 7/31/2051	GBP	731,000	409,340
1.50%, 7/22/2047	GBP	699,000	460,132
Security Description		Principal Amount	Value
1.50%, 7/31/2053	GBP	675,000	$393,415
1.63%, 10/22/2028	GBP	854,000	975,045
1.63%, 10/22/2054	GBP	688,000	409,999
1.63%, 10/22/2071	GBP	635,000	326,823
1.75%, 1/22/2049	GBP	799,000	543,026
1.75%, 7/22/2057	GBP	834,000	502,403
2.50%, 7/22/2065	GBP	537,000	382,771
3.25%, 1/31/2033	GBP	960,000	1,101,242
3.25%, 1/22/2044	GBP	924,000	901,424
3.50%, 1/22/2045	GBP	896,000	901,064
3.50%, 7/22/2068	GBP	565,000	520,304
3.75%, 3/7/2027	GBP	1,725,000	2,130,352
3.75%, 1/29/2038	GBP	869,000	980,585
3.75%, 7/22/2052	GBP	1,034,000	1,034,341
3.75%, 10/22/2053	GBP	872,000	866,068
4.00%, 10/22/2031	GBP	975,000	1,190,113
4.00%, 1/22/2060	GBP	795,000	824,484
4.00%, 10/22/2063	GBP	400,000	411,441
4.13%, 1/29/2027	GBP	2,138,000	2,663,129
4.13%, 7/22/2029	GBP	1,038,000	1,287,526
4.25%, 12/7/2027	GBP	1,452,000	1,821,214
4.25%, 6/7/2032	GBP	1,228,000	1,524,855
4.25%, 7/31/2034	GBP	419,000	511,741
4.25%, 3/7/2036	GBP	991,000	1,196,029
4.25%, 9/7/2039	GBP	745,000	871,446
4.25%, 12/7/2040	GBP	984,000	1,139,284
4.25%, 12/7/2046	GBP	1,488,000	1,654,264
4.25%, 12/7/2049	GBP	765,000	841,745
4.25%, 12/7/2055	GBP	789,000	858,225
4.50%, 6/7/2028	GBP	1,320,000	1,661,444
4.50%, 9/7/2034	GBP	2,255,000	2,811,238
4.50%, 12/7/2042	GBP	1,228,000	1,446,722
4.63%, 1/31/2034	GBP	889,000	1,118,452
4.75%, 12/7/2030	GBP	1,377,000	1,764,778
4.75%, 12/7/2038	GBP	821,000	1,020,692
6.00%, 12/7/2028	GBP	624,000	832,334
			48,976,029
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,157,485,084)			985,002,172
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $9,967,697)	9,967,697	9,967,697
TOTAL INVESTMENTS — 100.0% (Cost $1,167,452,781)		994,969,869
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (a)		(127,550)
NET ASSETS — 100.0%		$994,842,319

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$985,002,172	$—	$985,002,172
Short-Term Investment	9,967,697	—	—	9,967,697
TOTAL INVESTMENTS	$9,967,697	$985,002,172	$—	$994,969,869

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,458,759	$31,458,759	$219,464,404	$240,955,466	$—	$—	9,967,697	$9,967,697	$73,514
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.5%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	1,710,000	$999,902
2.75%, 11/21/2027	AUD	2,325,000	1,396,670
4.25%, 4/21/2026	AUD	3,075,000	1,911,064
4.75%, 4/21/2027	AUD	2,850,000	1,799,305
			6,106,941
AUSTRIA — 2.9%
Republic of Austria Government Bonds:
0.50%, 4/20/2027	EUR	1,125,000	1,120,431
0.75%, 10/20/2026	EUR	1,035,000	1,044,949
2.00%, 7/15/2026	EUR	275,000	283,876
4.85%, 3/15/2026	EUR	1,325,000	1,413,591
			3,862,847
BELGIUM — 2.8%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	700,000	680,644
0.80%, 6/22/2027	EUR	950,000	949,865
1.00%, 6/22/2026	EUR	320,000	325,558
4.50%, 3/28/2026	EUR	1,670,000	1,775,803
			3,731,870
CANADA — 4.6%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,137,000	766,143
1.00%, 9/1/2026	CAD	800,000	539,430
1.00%, 6/1/2027	CAD	950,000	632,897
1.25%, 3/1/2027	CAD	750,000	503,729
1.50%, 6/1/2026	CAD	410,000	279,770
2.75%, 9/1/2027	CAD	750,000	519,556
3.00%, 4/1/2026	CAD	1,030,000	716,510
3.00%, 2/1/2027	CAD	500,000	348,185
3.25%, 11/1/2026	CAD	890,000	622,288
4.00%, 5/1/2026	CAD	900,000	634,162
4.00%, 8/1/2026	CAD	850,000	600,496
			6,163,166
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/1/2026	CLP	280,000,000	279,740
CHINA — 4.5%
China Government Bonds:
1.42%, 11/15/2027	CNY	2,000,000	275,779
1.62%, 8/15/2027	CNY	950,000	131,551
2.18%, 8/15/2026	CNY	820,000	114,219
2.30%, 5/15/2026	CNY	6,250,000	868,851
2.37%, 1/20/2027	CNY	2,450,000	344,057
Security Description		Principal Amount	Value
2.39%, 11/15/2026	CNY	2,500,000	$350,446
2.44%, 10/15/2027	CNY	1,250,000	176,820
2.46%, 2/15/2026	CNY	2,500,000	347,963
2.48%, 4/15/2027	CNY	3,000,000	423,486
2.50%, 7/25/2027	CNY	5,720,000	807,769
2.85%, 6/4/2027	CNY	3,700,000	527,272
2.90%, 5/5/2026	CNY	1,600,000	224,466
3.03%, 3/11/2026	CNY	800,000	112,166
3.25%, 6/6/2026	CNY	7,800,000	1,100,970
3.28%, 12/3/2027	CNY	2,000,000	290,634
			6,096,449
COLOMBIA — 0.6%
Colombia TES:
5.75%, 11/3/2027	COP	1,359,000,000	276,320
7.50%, 8/26/2026	COP	2,114,000,000	467,029
			743,349
CROATIA — 0.3%
Croatia Government International Bonds 3.00%, 3/20/2027	EUR	350,000	366,285
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	125,794
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	157,632
			283,426
CZECH REPUBLIC — 0.8%
Czech Republic Government Bonds:
0.25%, 2/10/2027	CZK	8,720,000	333,564
1.00%, 6/26/2026	CZK	4,850,000	191,840
6.00%, 2/26/2026	CZK	12,550,000	531,471
			1,056,875
DENMARK — 0.6%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	3,900,000	522,326
2.25%, 11/15/2026	DKK	1,775,000	248,575
			770,901
FINLAND — 1.1%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	300,000	299,355
0.50%, 4/15/2026	EUR	350,000	354,644
0.50%, 9/15/2027	EUR	475,000	470,384
1.38%, 4/15/2027	EUR	300,000	304,804
			1,429,187

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	1,025,000	$1,010,620
0.25%, 11/25/2026	EUR	800,000	797,775
0.50%, 5/25/2026	EUR	890,000	900,002
1.00%, 5/25/2027	EUR	875,000	878,509
2.50%, 9/24/2026	EUR	700,000	727,664
2.50%, 9/24/2027	EUR	550,000	571,201
2.75%, 10/25/2027	EUR	825,000	862,902
3.50%, 4/25/2026	EUR	775,000	815,292
			6,563,965
GERMANY — 4.3%
Bundesobligation:
Zero Coupon, 4/10/2026	EUR	650,000	656,135
Zero Coupon, 10/9/2026	EUR	925,000	924,748
Zero Coupon, 4/16/2027	EUR	450,000	445,154
1.30%, 10/15/2027	EUR	375,000	381,265
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	751,910
Zero Coupon, 11/15/2027	EUR	425,000	415,763
0.25%, 2/15/2027	EUR	1,050,000	1,048,400
0.50%, 8/15/2027	EUR	650,000	648,244
Bundesschatzanweisungen:
2.50%, 3/19/2026	EUR	250,000	260,018
2.90%, 6/18/2026	EUR	300,000	314,142
			5,845,779
GREECE — 0.5%
Hellenic Republic Government Bonds:
Zero Coupon, 2/12/2026	EUR	250,000	252,971
1.88%, 7/23/2026	EUR	200,000	206,374
2.00%, 4/22/2027	EUR	250,000	257,828
			717,173
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,050,000	128,469
1.68%, 1/21/2026	HKD	1,450,000	183,128
			311,597
HUNGARY — 0.6%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	93,000,000	221,787
Security Description		Principal Amount	Value
1.50%, 8/26/2026	HUF	69,000,000	$162,086
2.75%, 12/22/2026	HUF	104,000,000	245,791
9.50%, 10/21/2026	HUF	64,500,000	171,264
			800,928
INDONESIA — 2.1%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	10,380,000,000	618,434
5.50%, 4/15/2026	IDR	7,806,000,000	475,237
7.00%, 5/15/2027	IDR	5,802,000,000	359,872
7.25%, 2/15/2026	IDR	3,080,000,000	191,914
8.38%, 9/15/2026	IDR	11,190,000,000	709,833
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	3,670,000,000	220,146
6.00%, 1/15/2027	IDR	4,061,000,000	246,739
			2,822,175
IRELAND — 0.9%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	525,000	519,873
1.00%, 5/15/2026	EUR	725,000	740,452
			1,260,325
ISRAEL — 1.2%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	1,325,000	348,741
2.00%, 3/31/2027	ILS	1,950,000	509,456
3.75%, 9/30/2027	ILS	1,200,000	324,968
6.25%, 10/30/2026	ILS	1,325,000	375,979
			1,559,144
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 4/1/2026	EUR	300,000	302,045
Zero Coupon, 8/1/2026	EUR	350,000	349,780
0.50%, 2/1/2026	EUR	375,000	380,892
0.85%, 1/15/2027	EUR	250,000	251,347
0.95%, 9/15/2027	EUR	200,000	199,048
1.10%, 4/1/2027	EUR	300,000	301,887
1.25%, 12/1/2026	EUR	250,000	253,903
1.60%, 6/1/2026	EUR	100,000	102,587
2.05%, 8/1/2027	EUR	150,000	153,926
2.10%, 7/15/2026	EUR	276,000	285,112
2.20%, 6/1/2027	EUR	375,000	386,693
2.70%, 10/15/2027	EUR	475,000	494,129
2.95%, 2/15/2027	EUR	625,000	654,037
3.20%, 1/28/2026	EUR	325,000	339,364
3.45%, 7/15/2027	EUR	250,000	264,989
3.50%, 1/15/2026	EUR	125,000	130,965
3.80%, 4/15/2026	EUR	500,000	526,914
3.85%, 9/15/2026	EUR	750,000	795,419
4.50%, 3/1/2026	EUR	575,000	610,119
			6,783,156

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
JAPAN — 23.1%
Japan Government Five Year Bonds:
0.01%, 3/20/2026	JPY	229,350,000	$1,451,052
0.01%, 6/20/2026	JPY	226,500,000	1,429,994
0.01%, 9/20/2026	JPY	236,500,000	1,490,450
0.01%, 12/20/2026	JPY	212,000,000	1,334,051
0.01%, 3/20/2027	JPY	149,200,000	937,579
0.01%, 6/20/2027	JPY	250,000,000	1,568,449
0.10%, 3/20/2027	JPY	100,000,000	629,721
0.10%, 9/20/2027	JPY	220,000,000	1,381,397
0.20%, 12/20/2027	JPY	150,000,000	943,122
0.30%, 12/20/2027	JPY	90,000,000	567,545
Japan Government Ten Year Bonds:
0.10%, 3/20/2026	JPY	250,000,000	1,583,482
0.10%, 6/20/2026	JPY	222,000,000	1,403,575
0.10%, 9/20/2026	JPY	235,200,000	1,484,666
0.10%, 12/20/2026	JPY	250,000,000	1,576,117
0.10%, 3/20/2027	JPY	250,000,000	1,574,303
0.10%, 6/20/2027	JPY	250,000,000	1,572,108
0.10%, 9/20/2027	JPY	213,000,000	1,337,485
0.10%, 12/20/2027	JPY	225,000,000	1,410,473
Japan Government Twenty Year Bonds:
2.10%, 6/20/2027	JPY	51,750,000	341,502
2.10%, 12/20/2027	JPY	90,000,000	597,805
2.30%, 6/20/2027	JPY	75,000,000	497,250
Japan Government Two Year Bonds:
0.10%, 1/1/2026	JPY	100,000,000	634,226
0.10%, 2/1/2026	JPY	90,000,000	570,546
0.20%, 3/1/2026	JPY	145,000,000	919,822
0.20%, 4/1/2026	JPY	98,350,000	623,561
0.30%, 5/1/2026	JPY	100,000,000	634,506
0.40%, 6/1/2026	JPY	91,000,000	577,910
0.40%, 7/1/2026	JPY	108,000,000	685,631
0.40%, 8/1/2026	JPY	47,350,000	300,499
0.40%, 9/1/2026	JPY	154,350,000	979,223
			31,038,050
LATVIA — 0.2%
Latvia Government International Bonds Series GMTN, 3.88%, 3/25/2027	EUR	200,000	212,802
LITHUANIA — 0.1%
Lithuania Government International Bonds Series EMTN, 0.95%, 5/26/2027	EUR	200,000	199,248
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	302,000	302,428
Security Description		Principal Amount	Value
MALAYSIA — 2.3%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	1,000,000	$223,592
3.90%, 11/16/2027	MYR	1,900,000	429,331
3.91%, 7/15/2026	MYR	1,630,000	367,229
Malaysia Government Investment Issue:
3.73%, 3/31/2026	MYR	2,950,000	662,571
3.90%, 6/15/2027	MYR	630,000	142,343
4.07%, 9/30/2026	MYR	3,425,000	775,077
4.26%, 7/26/2027	MYR	2,275,000	518,597
			3,118,740
MEXICO — 3.2%
Mexico Bonos:
5.50%, 3/4/2027	MXN	24,000,000	1,056,346
5.75%, 3/5/2026	MXN	20,130,000	923,553
7.00%, 9/3/2026	MXN	16,380,000	753,585
7.50%, 6/3/2027	MXN	35,000,000	1,597,600
			4,331,084
NETHERLANDS — 3.0%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026	EUR	725,000	734,121
Zero Coupon, 1/15/2027	EUR	1,000,000	992,964
0.50%, 7/15/2026	EUR	1,000,000	1,010,834
0.75%, 7/15/2027	EUR	1,300,000	1,300,945
			4,038,864
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	350,000	187,967
4.50%, 4/15/2027	NZD	1,415,000	809,307
			997,274
NORWAY — 0.5%
Norway Government Bonds:
1.50%, 2/19/2026	NOK	3,775,000	323,144
1.75%, 2/17/2027	NOK	3,800,000	320,325
			643,469
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	300,000	84,356
POLAND — 2.0%
Republic of Poland Government Bonds:
Zero Coupon, 4/25/2026	PLN	350,000	79,565
0.25%, 10/25/2026	PLN	1,850,000	411,019
2.50%, 7/25/2026	PLN	2,925,000	681,089

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
2.50%, 7/25/2027	PLN	3,000,000	$680,671
3.75%, 5/25/2027	PLN	3,350,000	786,172
			2,638,516
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	500,000	498,229
2.88%, 7/21/2026	EUR	605,000	633,633
4.13%, 4/14/2027	EUR	650,000	703,690
			1,835,552
ROMANIA — 0.9%
Romania Government Bonds:
3.25%, 6/24/2026	RON	1,135,000	223,733
4.85%, 4/22/2026	RON	1,350,000	273,399
5.80%, 7/26/2027	RON	1,000,000	200,218
7.20%, 10/28/2026	RON	700,000	145,769
7.20%, 5/31/2027	RON	1,750,000	363,993
			1,207,112
SINGAPORE — 1.3%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	340,000	242,736
2.13%, 6/1/2026	SGD	815,000	591,629
2.88%, 9/1/2027	SGD	350,000	257,575
3.50%, 3/1/2027	SGD	900,000	670,195
			1,762,135
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	214,000	209,346
0.63%, 5/22/2026	EUR	150,000	151,343
1.38%, 1/21/2027	EUR	250,000	253,262
			613,951
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/13/2026	EUR	155,000	156,538
1.25%, 3/22/2027	EUR	225,000	228,582
			385,120
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.25%, 3/10/2026	KRW	698,000,000	466,278
1.50%, 12/10/2026	KRW	465,000,000	308,868
1.75%, 9/10/2026	KRW	661,000,000	441,281
1.88%, 6/10/2026	KRW	325,000,000	218,325
2.13%, 6/10/2027	KRW	626,000,000	419,892
2.38%, 3/10/2027	KRW	1,000,000,000	675,026
2.38%, 12/10/2027	KRW	645,000,000	435,053
3.13%, 6/10/2026	KRW	730,000,000	499,055
3.13%, 9/10/2027	KRW	777,000,000	534,404
Security Description		Principal Amount	Value
3.25%, 3/10/2026	KRW	1,034,000,000	$706,964
3.25%, 6/10/2027	KRW	1,000,000,000	688,648
3.88%, 12/10/2026	KRW	800,000,000	555,549
5.25%, 3/10/2027	KRW	275,000,000	196,940
			6,146,283
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	550,000	543,481
0.80%, 7/30/2027	EUR	650,000	647,324
1.30%, 10/31/2026	EUR	800,000	815,358
1.45%, 10/31/2027	EUR	625,000	631,471
1.50%, 4/30/2027	EUR	700,000	712,555
1.95%, 4/30/2026	EUR	300,000	309,755
2.50%, 5/31/2027	EUR	935,000	971,854
2.80%, 5/31/2026	EUR	550,000	573,711
5.90%, 7/30/2026	EUR	800,000	874,900
			6,080,409
SWEDEN — 0.4%
Sweden Government Bonds 1.00%, 11/12/2026	SEK	5,775,000	512,494
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	285,000	319,895
3.25%, 6/27/2027	CHF	175,000	208,482
			528,377
THAILAND — 2.0%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	13,100,000	374,917
2.13%, 12/17/2026	THB	18,500,000	543,538
2.25%, 3/17/2027	THB	15,200,000	447,757
2.35%, 6/17/2026	THB	14,475,000	426,547
2.40%, 11/17/2027	THB	30,300,000	897,196
			2,689,955
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/30/2026	GBP	380,000	456,792
0.38%, 10/22/2026	GBP	825,000	965,800
1.25%, 7/22/2027	GBP	1,000,000	1,164,216
1.50%, 7/22/2026	GBP	835,000	1,002,217
3.75%, 3/7/2027	GBP	1,035,000	1,278,211
4.13%, 1/29/2027	GBP	750,000	934,213
4.25%, 12/7/2027	GBP	250,000	313,570
			6,115,019
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $139,017,517)			133,036,516

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $58,364)	58,364	$58,364
TOTAL INVESTMENTS — 99.1% (Cost $139,075,881)		133,094,880
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,223,396
NET ASSETS — 100.0%		$134,318,276
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$133,036,516	$—	$133,036,516
Short-Term Investment	58,364	—	—	58,364
TOTAL INVESTMENTS	$58,364	$133,036,516	$—	$133,094,880

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,095	$27,095	$25,041,860	$25,010,591	$—	$—	58,364	$58,364	$8,331
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2024

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.7%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	2,989,710	$1,613,997
0.75%, 11/21/2027	AUD	4,393,837	2,642,374
1.00%, 2/21/2050	AUD	3,023,255	1,363,662
1.25%, 8/21/2040	AUD	3,899,321	2,072,752
2.00%, 8/21/2035	AUD	4,470,962	2,735,882
2.50%, 9/20/2030	AUD	5,347,085	3,422,687
			13,851,354
BRAZIL — 6.9%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	21,604,384	3,396,217
6.00%, 5/15/2027	BRL	8,751,421	1,359,654
6.00%, 8/15/2028	BRL	14,366,367	2,186,466
6.00%, 8/15/2030	BRL	17,941,509	2,697,549
6.00%, 8/15/2032	BRL	6,141,348	905,090
6.00%, 5/15/2035	BRL	16,230,705	2,351,652
6.00%, 8/15/2040	BRL	8,554,020	1,230,565
6.00%, 5/15/2045	BRL	14,212,834	1,994,141
6.00%, 8/15/2050	BRL	12,984,564	1,780,824
6.00%, 5/15/2055	BRL	12,896,831	1,754,606
6.00%, 8/15/2060	BRL	5,922,014	799,878
			20,456,642
CANADA — 4.6%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	723,925	357,004
0.50%, 12/1/2050	CAD	2,844,277	1,550,212
1.25%, 12/1/2047	CAD	2,924,827	1,921,495
1.50%, 12/1/2044	CAD	2,581,928	1,781,013
2.00%, 12/1/2041	CAD	2,763,721	2,052,844
3.00%, 12/1/2036	CAD	2,458,271	2,008,887
4.00%, 12/1/2031	CAD	2,744,011	2,252,581
4.25%, 12/1/2026	CAD	2,486,740	1,833,102
			13,757,138
CHILE — 4.7%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	1,325,375,805	1,215,540
Zero Coupon, 10/1/2033	CLP	1,728,751,050	1,382,503
1.50%, 3/1/2026	CLP	1,786,376,085	1,785,114
1.90%, 9/1/2030	CLP	2,689,168,300	2,580,963
2.00%, 3/1/2035	CLP	2,305,001,400	2,181,506
2.10%, 7/15/2050	CLP	1,882,417,810	1,813,771
3.00%, 1/1/2044	CLP	2,746,793,335	3,015,323
			13,974,720
Security Description		Principal Amount	Value
COLOMBIA — 4.7%
Colombia TES:
2.25%, 4/18/2029	COP	7,488,428,963	$1,518,974
3.00%, 3/25/2033	COP	6,593,585,250	1,271,390
3.30%, 3/17/2027	COP	10,361,348,250	2,281,864
3.75%, 2/25/2037	COP	16,201,380,900	3,151,822
3.75%, 6/16/2049	COP	12,641,975,194	2,361,818
4.75%, 4/4/2035	COP	15,738,322,827	3,397,265
			13,983,133
FRANCE — 8.3%
French Republic Government Bonds OAT:
0.10%, 3/1/2026	EUR	879,291	904,672
0.10%, 3/1/2028	EUR	1,767,327	1,781,589
0.10%, 3/1/2029	EUR	2,942,149	2,953,967
0.10%, 7/25/2031	EUR	978,232	959,583
0.10%, 3/1/2032	EUR	741,981	714,240
0.10%, 3/1/2036	EUR	899,202	815,678
0.10%, 7/25/2036	EUR	1,716,842	1,557,702
0.10%, 7/25/2038	EUR	839,838	736,862
0.10%, 7/25/2047	EUR	1,631,273	1,273,840
0.10%, 7/25/2053	EUR	888,335	653,589
0.55%, 3/1/2039	EUR	316,375	294,002
0.60%, 7/25/2034	EUR	547,320	536,483
0.70%, 7/25/2030	EUR	2,404,716	2,473,893
0.95%, 7/25/2043	EUR	308,919	295,990
1.80%, 7/25/2040	EUR	1,444,025	1,584,392
1.85%, 7/25/2027	EUR	3,003,364	3,220,030
3.15%, 7/25/2032	EUR	1,864,738	2,230,953
3.40%, 7/25/2029	EUR	1,490,926	1,713,991
			24,701,456
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2026	EUR	3,716,638	3,806,086
0.10%, 4/15/2033	EUR	2,007,303	2,010,274
0.10%, 4/15/2046	EUR	3,198,649	2,959,559
0.50%, 4/15/2030	EUR	4,651,129	4,829,006
			13,604,925
ISRAEL — 4.6%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	6,603,404	1,765,299
0.10%, 11/30/2031	ILS	7,208,956	1,753,391
0.50%, 5/31/2029	ILS	8,664,588	2,250,969
0.50%, 11/30/2051	ILS	6,913,691	1,293,310
0.75%, 5/31/2027	ILS	5,329,725	1,427,097
1.00%, 5/31/2045	ILS	4,127,250	944,760
1.10%, 10/31/2028	ILS	2,295,010	613,923
1.60%, 10/31/2033	ILS	621,143	165,729
2.75%, 8/30/2041	ILS	5,306,427	1,620,519

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
4.00%, 5/30/2036	ILS	5,517,281	$1,832,361
			13,667,358
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	1,901,838	1,733,956
0.15%, 5/15/2051	EUR	924,593	616,998
0.40%, 5/15/2030	EUR	1,552,526	1,533,028
0.65%, 5/15/2026	EUR	668,153	687,115
1.25%, 9/15/2032	EUR	1,608,730	1,650,147
1.30%, 5/15/2028	EUR	1,525,145	1,594,887
1.50%, 5/15/2029	EUR	1,204,085	1,259,353
1.80%, 5/15/2036	EUR	510,535	523,792
2.35%, 9/15/2035	EUR	2,595,136	2,870,822
2.40%, 5/15/2039	EUR	624,894	673,964
2.55%, 9/15/2041	EUR	1,756,622	1,952,246
3.10%, 9/15/2026	EUR	1,974,273	2,129,657
			17,225,965
JAPAN — 4.6%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2031	JPY	98,820,000	664,028
0.01%, 3/10/2032	JPY	354,055,560	2,367,383
0.01%, 3/10/2033	JPY	417,316,000	2,775,087
0.01%, 3/10/2034	JPY	25,518,250	168,610
0.10%, 3/10/2026	JPY	300,336,156	1,945,279
0.10%, 3/10/2027	JPY	124,221,912	819,594
0.10%, 3/10/2028	JPY	295,983,660	1,957,307
0.10%, 3/10/2029	JPY	448,300,125	2,973,109
			13,670,397
MEXICO — 4.2%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	16,264,772	657,506
3.00%, 12/3/2026	MXN	34,114,318	1,549,114
3.25%, 11/12/2043	MXN	18,350,000	648,499
4.00%, 11/30/2028	MXN	37,784,318	1,718,568
4.00%, 11/15/2040	MXN	49,219,704	1,981,997
4.00%, 11/8/2046	MXN	40,453,409	1,566,034
4.00%, 11/3/2050	MXN	45,457,954	1,724,332
4.00%, 10/29/2054	MXN	12,511,363	466,459
4.50%, 11/22/2035	MXN	49,962,045	2,192,176
			12,504,685
NEW ZEALAND — 2.6%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	6,400,801	3,519,615
2.50%, 9/20/2040	NZD	4,189,939	2,214,074
3.00%, 9/20/2030	NZD	3,550,423	2,064,571
			7,798,260
Security Description		Principal Amount	Value
POLAND — 1.0%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	14,602,379	$3,094,717
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	21,094,647	998,756
1.88%, 2/28/2033	ZAR	37,924,548	1,608,360
2.25%, 1/31/2038	ZAR	33,063,055	1,308,770
2.50%, 3/31/2046	ZAR	50,901,455	1,843,012
2.50%, 12/31/2050	ZAR	70,519,134	2,426,595
2.60%, 3/31/2028	ZAR	19,138,867	956,317
3.45%, 12/7/2033	ZAR	48,337,427	2,299,715
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	14,947,153	772,478
5.13%, 1/31/2043	ZAR	12,061,819	660,075
5.13%, 1/31/2058	ZAR	2,750,941	151,586
			13,025,664
SOUTH KOREA — 1.0%
Korea Treasury Bonds Inflation-Linked:
1.00%, 6/10/2026	KRW	1,212,878,700	835,747
1.63%, 6/10/2032	KRW	1,657,216,700	1,234,973
1.75%, 6/10/2028	KRW	1,241,499,600	889,024
			2,959,744
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,746,145	3,879,478
0.70%, 11/30/2033	EUR	4,416,196	4,414,923
1.00%, 11/30/2030	EUR	3,931,094	4,103,490
1.15%, 11/30/2036	EUR	101,943	103,351
2.05%, 11/30/2039	EUR	1,063,180	1,184,096
			13,685,338
SWEDEN — 4.2%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	29,835,010	2,665,180
0.13%, 12/1/2027	SEK	22,106,182	1,957,270
0.13%, 6/1/2030	SEK	21,128,442	1,844,084
0.13%, 6/1/2032	SEK	29,287,402	2,560,144
3.50%, 12/1/2028	SEK	32,960,983	3,288,617
			12,315,295
TURKEY — 4.6%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	9,983,006	228,655
Zero Coupon, 8/4/2032	TRY	27,172,806	573,180

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

Security Description		Principal Amount	Value
Zero Coupon, 1/12/2033	TRY	14,058,258	$286,190
2.70%, 1/14/2026	TRY	95,380,558	2,577,343
2.90%, 7/7/2027	TRY	97,151,915	2,625,482
2.90%, 1/12/2028	TRY	64,524,040	1,722,965
3.00%, 8/18/2027	TRY	16,890,012	453,125
3.00%, 5/28/2031	TRY	125,045,094	3,365,030
3.30%, 6/28/2028	TRY	67,631,874	1,808,706
			13,640,676
UNITED KINGDOM — 19.4%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	1,490,121	1,856,565
0.13%, 8/10/2028	GBP	2,357,231	2,920,034
0.13%, 3/22/2029	GBP	2,550,246	3,132,668
0.13%, 8/10/2031	GBP	1,762,992	2,126,718
0.13%, 11/22/2036	GBP	1,412,181	1,557,992
0.13%, 3/22/2039	GBP	1,645,600	1,705,642
0.13%, 8/10/2041	GBP	1,325,098	1,311,102
0.13%, 3/22/2044	GBP	2,457,339	2,266,892
0.13%, 3/22/2046	GBP	2,045,669	1,805,409
0.13%, 8/10/2048	GBP	1,549,490	1,306,653
0.13%, 3/22/2051	GBP	1,195,362	957,227
0.13%, 11/22/2056	GBP	899,529	667,024
0.13%, 3/22/2058	GBP	1,557,112	1,136,821
0.13%, 11/22/2065	GBP	1,147,447	765,059
0.13%, 3/22/2068	GBP	1,908,580	1,242,897
0.13%, 3/22/2073	GBP	1,140,369	785,795
0.25%, 3/22/2052	GBP	1,936,620	1,591,987
0.38%, 3/22/2062	GBP	1,987,704	1,543,970
0.50%, 3/22/2050	GBP	1,738,994	1,585,501
0.63%, 3/22/2040	GBP	2,886,592	3,176,551
0.63%, 11/22/2042	GBP	1,801,808	1,909,600
0.63%, 3/22/2045	GBP	839,352	844,537
0.75%, 11/22/2033	GBP	104,941	128,918
0.75%, 3/22/2034	GBP	3,143,845	3,838,163
0.75%, 11/22/2047	GBP	1,532,142	1,549,336
1.13%, 11/22/2037	GBP	2,646,155	3,250,666
1.25%, 11/22/2027	GBP	2,314,717	2,970,555
1.25%, 11/22/2032	GBP	3,306,654	4,262,499
1.25%, 11/22/2055	GBP	1,991,781	2,148,424
2.00%, 1/26/2035	GBP	1,426,742	1,923,796
4.13%, 7/22/2030	GBP	858,031	1,271,518
			57,540,519
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $372,518,193)			295,457,986

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (b) (c) (Cost $123,691)	123,691	$123,691
TOTAL INVESTMENTS — 99.5% (Cost $372,641,884)		295,581,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,443,227
NET ASSETS — 100.0%		$297,024,904
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2024.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$295,457,986	$—	$295,457,986
Short-Term Investment	123,691	—	—	123,691
TOTAL INVESTMENTS	$123,691	$295,457,986	$—	$295,581,677

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/24	Value at 12/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	125,453	$125,453	$31,648,757	$31,650,519	$—	$—	123,691	$123,691	$14,497
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,814,582,465	$196,116,601
Investments in affiliated issuers, at value	28,806,776	17,072,216
Total Investments	1,843,389,241	213,188,817
Foreign currency, at value	12,502,403	1,304,922
Net cash at broker	280,000	—
Receivable for investments sold	9,358,538	—
Receivable for fund shares sold	—	—
Unrealized appreciation on forward foreign currency exchange contracts	82,631	—
Dividends receivable — unaffiliated issuers	—	—
Dividends receivable — affiliated issuers	13,218	128
Interest receivable — unaffiliated issuers	30,012,105	2,704,705
Securities lending income receivable — unaffiliated issuers	865	—
Securities lending income receivable — affiliated issuers	6,538	3,320
Receivable for foreign taxes recoverable	632,371	—
TOTAL ASSETS	1,896,277,910	217,201,892
LIABILITIES
Cash Overdraft	—	—
Payable upon return of securities loaned	25,029,574	17,057,091
Payable for investments purchased	16,914,093	161
Payable for fund shares repurchased	—	—
Unrealized depreciation on forward foreign currency exchange contracts	103,519	—
Deferred foreign taxes payable	89,120	—
Advisory fee payable	479,485	86,595
Trustees’ fees and expenses payable	435	35
TOTAL LIABILITIES	42,616,226	17,143,882
NET ASSETS	$1,853,661,684	$200,058,010
NET ASSETS CONSIST OF:
Paid-in capital	$2,161,384,918	$218,497,763
Total distributable earnings (loss)**	(307,723,234)	(18,439,753)
NET ASSETS	$1,853,661,684	$200,058,010
NET ASSET VALUE PER SHARE
Net asset value per share	$19.64	$28.38
Shares outstanding (unlimited amount authorized, $0.01 par value)	94,400,000	7,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,989,399,026	$211,984,095
Investments in affiliated issuers	28,806,776	17,072,216
Total cost of investments	$2,018,205,802	$229,056,311
Foreign currency, at cost	$12,724,307	$1,343,958
* Includes investments in securities on loan, at value	$24,287,078	$16,447,642
** Includes deferred foreign taxes	$89,119	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$985,002,172	$133,036,516	$295,457,986
9,967,697	58,364	123,691
994,969,869	133,094,880	295,581,677
1,190,748	359,079	683,489
—	—	—
8,012,429	5,929,357	10,727,345
10,674,308	—	—
—	—	—
—	—	1,585
12,343	415	1,070
8,746,648	935,925	1,624,246
—	—	—
—	—	—
456,172	87,871	—
1,024,062,517	140,407,527	308,619,412

7,446,954	—	—
—	—	—
21,458,521	6,048,503	2,403,864
—	—	9,055,236
—	—	—
28,587	290	1,927
285,957	40,423	133,385
179	35	96
29,220,198	6,089,251	11,594,508
$994,842,319	$134,318,276	$297,024,904

$1,188,977,133	$144,689,261	$404,577,533
(194,134,814)	(10,370,985)	(107,552,629)
$994,842,319	$134,318,276	$297,024,904

$21.35	$25.34	$36.22
46,600,038	5,300,000	8,200,483

$1,157,485,084	$139,017,517	$372,518,193
9,967,697	58,364	123,691
$1,167,452,781	$139,075,881	$372,641,884
$1,213,286	$381,923	$712,889
$—	$—	$—
$28,587	$290	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$128,177,194	$5,344,734
Dividend income — affiliated issuers	181,212	9,331
Unaffiliated securities lending income	859	—
Affiliated securities lending income	50,995	26,385
Foreign taxes withheld	(2,449,385)	—
TOTAL INVESTMENT INCOME (LOSS)	125,960,875	5,380,450
EXPENSES
Advisory fee	5,837,205	885,600
Trustees’ fees and expenses	18,320	1,750
Miscellaneous expenses	1,822	171
TOTAL EXPENSES	5,857,347	887,521
NET INVESTMENT INCOME (LOSS)	$120,103,528	$4,492,929
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(23,037,106)	(1,269,448)
In-kind redemptions — unaffiliated issuers	2,171,680	(1,206,974)
Forward foreign currency exchange contracts	144,520	—
Foreign currency transactions	(10,388,746)	(130,824)
Net realized gain (loss)	(31,109,652)	(2,607,246)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(136,619,595)	(9,224,277)
Forward foreign currency exchange contracts	(592,852)	—
Foreign currency translations	(1,859,799)	(251,373)
Net change in unrealized appreciation/depreciation	(139,072,246)	(9,475,650)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(170,181,898)	(12,082,896)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(50,078,370)	$(7,589,967)
* Includes foreign capital gain taxes	$(40,955)	$—
** Includes foreign deferred taxes	$(89,119)	$—
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$23,202,413	$4,253,151	$23,386,601
73,514	8,331	14,497
—	—	—
—	—	—
(132,185)	(21,215)	(2,752)
23,143,742	4,240,267	23,398,346

3,265,524	551,063	1,893,518
8,736	1,565	3,807
858	159	384
3,275,118	552,787	1,897,709
$19,868,624	$3,687,480	$21,500,637

(18,402,393)	(3,255,823)	(14,349,401)
(6,780,231)	(124,261)	(14,671,402)
—	—	—
(1,987,813)	(105,007)	(989,656)
(27,170,437)	(3,485,091)	(30,010,459)

(60,838,550)	(8,654,676)	(24,461,550)
—	—	—
(564,086)	(85,618)	(179,533)
(61,402,636)	(8,740,294)	(24,641,083)
(88,573,073)	(12,225,385)	(54,651,542)
$(68,704,449)	$(8,537,905)	$(33,150,905)
$(12,727)	$(2,963)	$(6,220)
$(28,587)	$(290)	$—

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$120,103,528	$106,701,437
Net realized gain (loss)	(31,109,652)	(70,326,780)
Net change in unrealized appreciation/depreciation	(139,072,246)	150,107,819
Net increase (decrease) in net assets resulting from operations	(50,078,370)	186,482,476
Distributions to shareholders	(91,537,696)	(64,472,196)
Return of capital	(18,191,153)	(34,621,000)
Total Distributions to shareholders	(109,728,849)	(99,093,196)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	161,943,475	320,399,516
Cost of shares redeemed	(107,745,738)	(602,280,159)
Other capital	435,038	1,843,086
Net increase (decrease) in net assets from beneficial interest transactions	54,632,775	(280,037,557)
Net increase (decrease) in net assets during the period	(105,174,444)	(192,648,277)
Net assets at beginning of period	1,958,836,128	2,151,484,405
NET ASSETS AT END OF PERIOD	$1,853,661,684	$1,958,836,128
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,800,000	15,400,000
Shares redeemed	(5,300,000)	(28,500,000)
Net increase (decrease) from share transactions	2,500,000	(13,100,000)
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF		SPDR Bloomberg Short Term International Treasury Bond ETF
Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

$4,492,929	$4,382,203	$19,868,624	$19,073,177	$3,687,480	$2,913,675
(2,607,246)	(6,087,566)	(27,170,437)	(24,620,077)	(3,485,091)	(10,973,558)
(9,475,650)	20,494,195	(61,402,636)	75,552,610	(8,740,294)	13,888,160
(7,589,967)	18,788,832	(68,704,449)	70,005,710	(8,537,905)	5,828,277
(4,469,977)	(4,375,760)	(15,360,731)	(17,121,791)	(1,391,445)	—
—	—	(2,518,173)	—	(2,296,915)	(2,886,161)
(4,469,977)	(4,375,760)	(17,878,904)	(17,121,791)	(3,688,360)	(2,886,161)

60,784,203	165,969,923	289,288,066	431,595,476	21,171,847	69,937,787
(68,242,831)	(101,190,806)	(260,768,264)	(548,098,418)	(52,608,300)	(40,190,928)
92,792	186,249	279,258	879,542	16,792	39,005
(7,365,836)	64,965,366	28,799,060	(115,623,400)	(31,419,661)	29,785,864
(19,425,780)	79,378,438	(57,784,293)	(62,739,481)	(43,645,926)	32,727,980
219,483,790	140,105,352	1,052,626,612	1,115,366,093	177,964,202	145,236,222
$200,058,010	$219,483,790	$994,842,319	$1,052,626,612	$134,318,276	$177,964,202

2,050,000	5,850,000	13,000,000	19,600,000	800,000	2,600,000
(2,350,000)	(3,600,000)	(11,700,000)	(24,200,000)	(2,000,000)	(1,500,000)
(300,000)	2,250,000	1,300,000	(4,600,000)	(1,200,000)	1,100,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,500,637	$31,706,677
Net realized gain (loss)	(30,010,459)	(25,809,693)
Net change in unrealized appreciation/depreciation	(24,641,083)	33,431,377
Net increase (decrease) in net assets resulting from operations	(33,150,905)	39,328,361
Distributions to shareholders	(11,160,099)	(18,628,462)
Return of capital	(9,860,549)	(12,655,664)
Total Distributions to shareholders	(21,020,648)	(31,284,126)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,790,745	—
Cost of shares redeemed	(98,359,745)	(83,245,671)
Other capital	101,514	90,623
Net increase (decrease) in net assets from beneficial interest transactions	(94,467,486)	(83,155,048)
Net increase (decrease) in net assets during the period	(148,639,039)	(75,110,813)
Net assets at beginning of period	445,663,943	520,774,756
NET ASSETS AT END OF PERIOD	$297,024,904	$445,663,943
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	—
Shares redeemed	(2,500,000)	(2,000,000)
Net increase (decrease) from share transactions	(2,400,000)	(2,000,000)
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$21.31	$20.49	$24.37	$28.00	$27.83
Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	1.18	1.13	1.01	1.13
Net realized and unrealized gain (loss) (b)	(1.78)	0.74	(4.08)	(3.72)	0.05
Total from investment operations	(0.52)	1.92	(2.95)	(2.71)	1.18
Contribution from affiliate	—	—	0.01	—	—
Other capital (a)	0.00(c)	0.02	0.04	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.96)	(0.73)	(0.04)	(0.81)	(0.22)
Return of capital	(0.19)	(0.39)	(0.94)	(0.13)	(0.81)
Total distributions	(1.15)	(1.12)	(0.98)	(0.94)	(1.03)
Net asset value, end of period	$19.64	$21.31	$20.49	$24.37	$28.00
Total return (d)	(2.53)%	9.79%	(11.89)%(e)	(9.74)%	4.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,853,662	$1,958,836	$2,151,484	$1,179,569	$1,013,443
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.31%	0.30%	0.30%
Net investment income (loss)	6.17%	5.70%	5.45%	3.86%	4.26%
Portfolio turnover rate (f)	25%	52%	39%	22%	50%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$29.86	$27.47	$34.46	$37.76	$33.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	0.63	0.23	0.12	0.18
Net realized and unrealized gain (loss) (b)	(1.50)	2.35	(7.08)	(3.30)	3.74
Total from investment operations	(0.76)	2.98	(6.85)	(3.18)	3.92
Other capital (a)	0.02	0.03	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.74)	(0.62)	(0.15)	(0.13)	(0.04)
Return of capital	—	—	—	—	(0.12)
Total distributions	(0.74)	(0.62)	(0.15)	(0.13)	(0.16)
Net asset value, end of period	$28.38	$29.86	$27.47	$34.46	$37.76
Total return (c)	(2.54)%	11.13%	(19.86)%	(8.41)%	11.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,058	$219,484	$140,105	$151,641	$260,546
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	2.54%	2.25%	0.78%	0.32%	0.54%
Portfolio turnover rate (d)	13%	14%	14%	14%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$23.24	$22.35	$28.15	$31.22	$28.74
Income (loss) from investment operations:
Net investment income (loss) (a)	0.47	0.42	0.34	0.28	0.35
Net realized and unrealized gain (loss) (b)	(1.94)	0.83	(5.87)	(3.10)	2.42
Total from investment operations	(1.47)	1.25	(5.53)	(2.82)	2.77
Contribution from affiliate	—	—	—	—	0.00(c)
Other capital (a)	0.01	0.02	0.00(c)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.37)	(0.38)	(0.27)	(0.26)	(0.30)
Return of capital	(0.06)	—	—	—	—
Total distributions	(0.43)	—	(0.27)	(0.26)	(0.30)
Net asset value, end of period	$21.35	$23.24	$22.35	$28.15	$31.22
Total return (d)	(6.35)%	5.73%	(19.66)%	(9.01)%	9.73%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$994,842	$1,052,627	$1,115,366	$951,578	$1,011,547
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income (loss)	2.13%	1.88%	1.43%	0.95%	1.19%
Portfolio turnover rate (f)	17%	20%	14%	15%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$27.38	$26.90	$30.38	$32.84	$30.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.45	0.12	(0.03)	0.05
Net realized and unrealized gain (loss) (b)	(2.04)	0.47	(3.47)	(2.26)	1.94
Total from investment operations	(1.42)	0.92	(3.35)	(2.29)	1.99
Contribution from affiliate	—	—	0.00(c)	—	0.00(c)
Other capital (a)	0.00(c)	0.01	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.23)	—	(0.12)	(0.18)	(0.04)
Return of capital	(0.39)	(0.45)	—	—	—
Total distributions	(0.62)	(0.45)	(0.12)	(0.18)	(0.04)
Net asset value, end of period	$25.34	$27.38	$26.90	$30.38	$32.84
Total return (d)	(5.20)%	3.49%	(11.07)%(e)	(6.91)%	6.49%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$134,318	$177,964	$145,236	$170,134	$213,429
Ratios to average net assets:
Total expenses	0.35%	0.36%	0.36%	0.35%	0.35%
Net investment income (loss)	2.34%	1.70%	0.45%	(0.09)%	0.16%
Portfolio turnover rate (g)	47%	51%	56%	64%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended December 31, 2022, the total return would have remained (11.07)%
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$42.04	$41.33	$53.95	$58.57	$55.28
Income (loss) from investment operations:
Net investment income (loss) (a)	2.23	2.77	4.91	2.56	1.02
Net realized and unrealized gain (loss) (b)	(5.87)	0.67	(12.97)	(4.71)	3.17
Total from investment operations	(3.64)	3.44	(8.06)	(2.15)	4.19
Contribution from affiliate	—	—	0.00(c)	—	—
Other capital (a)	0.01	0.01	0.03	0.02	0.03
Distributions to shareholders from:
Net investment income	(1.16)	(1.63)	(3.53)	(2.49)	(0.93)
Return of capital	(1.03)	(1.11)	(1.06)	—	—
Total distributions	(2.19)	(2.74)	(4.59)	(2.49)	(0.93)
Net asset value, end of period	$36.22	$42.04	$41.33	$53.95	$58.57
Total return (d)	(8.86)%	8.74%	(15.41)%(e)	(3.68)%	7.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$297,025	$445,664	$520,775	$453,227	$380,717
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.51%	0.50%	0.50%
Net investment income (loss)	5.68%	6.70%	10.68%	4.57%	1.90%
Portfolio turnover rate (f)	12%	22%	37%	20%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended December 31 2022, the total return would have remained (15.41)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2024, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2024 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the year ended December 31, 2024, the SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Funds' derivative instruments as of December 31, 2024, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$82,631	$—	$—	$—	$82,631

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$103,519	$—	$—	$—	$103,519
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$144,520	$—	$—	$—	$144,520
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(592,852)	$—	$—	$—	$(592,852)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at December 31, 2024:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Goldman Sachs Bank USA	$35,005	$—	$—	$35,005
HSBC Bank USA	7,437	(7,437)	—	—
JP Morgan Chase Bank, N.A.	40,189	—	—	40,189
	$82,631	$(7,437)	$—	$75,194
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Barclays Capital PLC	$(24,239)	$—	$—	$(24,239)
HSBC Bank USA	(15,926)	7,437	—	(8,489)
UBS AG	(63,354)	—	—	(63,354)
	$(103,519)	$7,437	$—	$(96,082)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2025.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2025 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended December 31, 2024, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments,capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended December 31, 2024, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$566,367,213	$480,969,590
SPDR Bloomberg International Corporate Bond ETF	49,722,181	22,134,154
SPDR Bloomberg International Treasury Bond ETF	154,300,861	154,094,987
SPDR Bloomberg Short Term International Treasury Bond ETF	74,154,800	82,666,168
SPDR FTSE International Government Inflation-Protected Bond ETF	45,847,468	83,053,409
For the year ended December 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$46,834,200	$2,171,680
SPDR Bloomberg International Corporate Bond ETF	29,838,924	66,364,026	(1,206,974)
SPDR Bloomberg International Treasury Bond ETF	240,959,112	211,672,332	(6,780,231)
SPDR Bloomberg Short Term International Treasury Bond ETF	20,065,993	42,966,031	(124,261)
SPDR FTSE International Government Inflation-Protected Bond ETF	3,266,961	76,453,291	(14,671,402)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currencies, premium amortization, net operating losses, wash sale loss deferrals, TIPS adjustments, forward contracts and distributions in excess of current earnings.
The tax character of distributions paid during the year ended December 31, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$91,537,696	$—	$18,191,153	$109,728,849
SPDR Bloomberg International Corporate Bond ETF	4,469,977	—	—	4,469,977
SPDR Bloomberg International Treasury Bond ETF	15,360,731	—	2,518,173	17,878,904
SPDR Bloomberg Short Term International Treasury Bond ETF	1,391,445	—	2,296,915	3,688,360
SPDR FTSE International Government Inflation-Protected Bond ETF	11,160,099	—	9,860,549	21,020,648
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 64,472,196	$ —	$ 34,621,000	$ 99,093,196
SPDR Bloomberg International Corporate Bond ETF	4,375,760	—	—	4,375,760
SPDR Bloomberg International Treasury Bond ETF	17,121,791	—	—	17,121,791
SPDR Bloomberg Short Term International Treasury Bond ETF	—	—	2,886,161	2,886,161
SPDR FTSE International Government Inflation-Protected Bond ETF	18,628,462	—	12,655,664	31,284,126
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$(125,643,221)	$—	$(182,080,013)	$—	$(307,723,234)
SPDR Bloomberg International Corporate Bond ETF	—	(2,285,773)	—	(16,153,980)	—	(18,439,753)
SPDR Bloomberg International Treasury Bond ETF	—	(19,531,574)	—	(174,067,724)	(535,516)	(194,134,814)
SPDR Bloomberg Short Term International Treasury Bond ETF	—	(4,196,192)	—	(6,174,793)	—	(10,370,985)
SPDR FTSE International Government Inflation-Protected Bond ETF	—	(23,963,144)	—	(83,339,942)	(249,543)	(107,552,629)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

As of December 31, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Emerging Markets Local Bond ETF	$38,072,329	$87,570,892
SPDR Bloomberg International Corporate Bond ETF	222,849	2,062,924
SPDR Bloomberg International Treasury Bond ETF	2,191,574	17,340,000
SPDR Bloomberg Short Term International Treasury Bond ETF	1,101,464	3,094,728
SPDR FTSE International Government Inflation-Protected Bond ETF	9,015,367	14,947,777
As of December 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,024,074,553	$32,507,590	$213,192,902	$(180,685,312)
SPDR Bloomberg International Corporate Bond ETF	229,191,380	322,610	16,325,173	(16,002,563)
SPDR Bloomberg International Treasury Bond ETF	1,168,664,412	6,392,553	180,087,096	(173,694,543)
SPDR Bloomberg Short Term International Treasury Bond ETF	139,210,934	360,239	6,476,293	(6,116,054)
SPDR FTSE International Government Inflation-Protected Bond ETF	378,794,178	807,799	84,020,300	(83,212,501)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 24,287,078	$ 25,029,574	$ 25,029,574
SPDR Bloomberg International Corporate Bond ETF	16,447,642	17,057,091	17,057,091

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2024:
		Remaining Contractual Maturity of the Agreements as of December 31, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$25,029,574	$—	$—	$—	$25,029,574	$25,029,574
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	17,057,091	—	—	—	17,057,091	17,057,091
11.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion ($180 million of $1.26 billion prior to November 1, 2024 and $180 million of $960 million prior to October 3, 2024) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Funds had no outstanding loans as of December 31, 2024.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism,

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2024

the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg  International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond (collectively referred to as the “Funds”) (five of the series constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the series constituting SPDR® Series Trust) at December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 24, 2025

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2024.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended December 31, 2024, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,266,077
Foreign Source Income
The amount of foreign source income earned on the Fund during the year ended December 31, 2024 was as follows:
Amount
SPDR Bloomberg Emerging Markets Local Bond ETF	$125,037,525

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 6, 2025